Schedule of Investments(a)
Invesco China Technology ETF (CQQQ)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Broadline Retail-8.81%
PDD Holdings, Inc., ADR (China)(b)(c)	527,653	$59,049,647
Capital Markets-1.01%
Hithink RoyalFlush Information Network Co. Ltd., A Shares (China)	173,700	6,753,451
Electrical Equipment-0.83%
China XD Electric Co. Ltd., A Shares (China)	1,656,601	1,666,622
Qingdao TGOOD Electric Co. Ltd., A Shares (China)	341,318	1,125,301
Sieyuan Electric Co. Ltd., A Shares (China)	250,020	2,784,848
		5,576,771
Electronic Equipment, Instruments & Components-13.64%
Avary Holding Shenzhen Co. Ltd., A Shares (China)	267,856	1,500,660
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A Shares (China)	66,986	323,602
BOE Technology Group Co. Ltd., A Shares (China)	11,944,274	7,350,560
BOE Technology Group Co. Ltd., B Shares (China)	3,198,980	1,175,325
Chaozhou Three-Circle (Group) Co. Ltd., A Shares (China)	619,290	3,236,180
China Zhenhua (Group) Science & Technology Co. Ltd., A Shares (China)	179,159	1,016,848
Everdisplay Optronics (Shanghai) Co. Ltd., A Shares (China)(b)	3,684,600	1,134,142
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares (China)	226,660	1,098,058
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares (China)	525,700	933,859
Huagong Tech Co. Ltd., A Shares (China)	325,000	1,765,182
IRICO Display Devices Co. Ltd. (China)(b)	1,159,600	1,356,775
Kingboard Laminates Holdings Ltd. (China)	4,819,909	4,834,003
Lens Technology Co. Ltd., A Shares (China)	1,610,400	5,797,789
Leyard Optoelectronic Co. Ltd., A Shares (China)	817,400	668,477
Lingyi iTech Guangdong Co., A Shares (China)	2,264,800	2,663,568
Maxscend Microelectronics Co. Ltd., A Shares (China)	154,046	1,670,052
Raytron Technology Co. Ltd., A Shares (China)	144,771	997,617
Shanghai BOCHU Electronic Technology Corp. Ltd., A Shares (China)	60,726	1,673,614
Shengyi Technology Co. Ltd., A Shares (China)	785,119	3,242,294
Shennan Circuits Co. Ltd., A Shares (China)	59,764	1,080,905
Shenzhen Everwin Precision Technology Co. Ltd., A Shares (China)(b)	436,880	1,125,671
Shenzhen Huaqiang Industry Co. Ltd., A Shares (China)	313,875	881,111
Shenzhen Kaifa Technology Co. Ltd., A Shares (China)	504,317	1,331,002
Shenzhen Kinwong Electronic Co. Ltd., A Shares (China)	301,520	1,436,017
Sunny Optical Technology Group Co. Ltd. (China)	3,000,368	27,005,728
TCL Technology Group Corp., A Shares (China)	6,068,910	4,204,541
	Shares	Value
Electronic Equipment, Instruments & Components-(continued)
Tianma Microelectronics Co. Ltd., A Shares (China)(b)	745,852	$863,682
Tunghsu Optoelectronic Technology Co. Ltd., A Shares (China)(b)(d)	2,101,000	10,962
Unisplendour Corp. Ltd., A Shares (China)	429,158	1,501,023
Universal Scientific Industrial Shanghai Co. Ltd., A Shares (China)	269,500	581,315
WUS Printed Circuit Kunshan Co. Ltd., A Shares (China)	617,810	3,568,238
Xiamen Faratronic Co. Ltd., A Shares (China)	72,800	1,239,532
Zhejiang Crystal-Optech Co. Ltd., A Shares (China)	449,370	1,361,297
Zhejiang Dahua Technology Co. Ltd., A Shares (China)	1,064,800	2,231,534
Zhuzhou Hongda Electronics Corp. Ltd., A Shares (China)	128,800	510,777
		91,371,940
Entertainment-2.92%
Hangzhou Shunwang Technology Co. Ltd., A Shares (China)	224,300	503,498
Kingsoft Corp. Ltd. (China)	3,772,333	19,071,469
		19,574,967
Hotels, Restaurants & Leisure-9.04%
Meituan, B Shares (China)(b)(e)	2,902,343	55,241,136
TravelSky Technology Ltd., H Shares (China)	4,304,463	5,304,303
		60,545,439
Interactive Media & Services-28.69%
Autohome, Inc., ADR (China)(c)	299,881	8,402,665
Baidu, Inc., A Shares (China)(b)	4,226,174	47,784,995
Bilibili, Inc., Z Shares (China)(b)(c)	1,308,995	21,953,533
JOYY, Inc., ADR (China)(b)(c)	133,388	5,782,370
Kuaishou Technology (China)(b)(c)(e)	6,765,722	37,027,743
Tencent Holdings Ltd. (China)	1,279,615	67,329,816
Visual China Group Co. Ltd., A Shares (China)	177,300	586,222
Weibo Corp., ADR (China)(c)	337,996	3,319,121
		192,186,465
IT Services-2.56%
Beijing Sinnet Technology Co. Ltd., A Shares (China)	580,900	1,114,927
China TransInfo Technology Co. Ltd., A Shares (China)	328,271	372,878
DHC Software Co. Ltd., A Shares (China)	1,036,000	1,018,781
Digital China Information Service Group Co. Ltd., A Shares (China)	191,400	288,626
GDS Holdings Ltd., A Shares (China)(b)(c)	3,636,946	9,832,323
iSoftStone Information Technology (Group) Co. Ltd., A Shares (China)	308,100	2,277,783
Taiji Computer Corp. Ltd., A Shares (China)	201,473	640,493
Wangsu Science & Technology Co. Ltd., A Shares (China)	788,745	1,139,042
Wonders Information Co. Ltd., A Shares (China)(b)	466,400	459,209
		17,144,062
Media-1.18%
China Literature Ltd. (China)(b)(c)(e)	1,851,453	6,234,524
See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Media-(continued)
NanJi E-Commerce Co. Ltd., A Shares (China)	793,368	$542,966
People.cn Co. Ltd., A Shares (China)	357,300	1,102,727
		7,880,217
Semiconductors & Semiconductor Equipment-17.21%
3Peak, Inc., A Shares (China)(b)	42,715	512,708
ACM Research (Shanghai), Inc., A Shares (China)	76,600	1,038,281
Advanced Micro-Fabrication Equipment, Inc., A Shares (China)	200,449	4,998,497
All Winner Technology Co. Ltd., A Shares (China)	175,053	1,144,294
Amlogic Shanghai Co. Ltd., A Shares (China)(b)	135,415	1,575,246
ASR Microelectronics Co. Ltd., A Shares (China)(b)	135,400	1,301,035
Bestechnic (Shanghai) Co. Ltd. (China)	38,600	2,112,959
Cambricon Technologies Corp. Ltd. (China)(b)	134,800	10,740,617
China Resources Microelectronics Ltd., A Shares (China)	312,673	1,968,850
GalaxyCore, Inc., A Shares (China)	840,000	1,607,669
GigaDevice Semiconductor, Inc., A Shares (China)(b)	215,464	3,796,447
Goke Microelectronics Co. Ltd., A Shares (China)	70,200	618,086
Guobo Electronics Co. Ltd., A Shares (China)	192,619	1,197,170
Hangzhou Chang Chuan Technology Co. Ltd., A Shares (China)	202,602	1,242,058
Hangzhou Lion Microelectronics Co. Ltd., A Shares (China)	218,684	691,231
Hangzhou Silan Microelectronics Co. Ltd., A Shares (China)(b)	537,800	1,865,809
Hoyuan Green Energy Co. Ltd., A Shares (China)	198,535	423,526
Hua Hong Semiconductor Ltd. (China)(c)(e)	2,735,989	8,108,163
Hwatsing Technology Co. Ltd., A Shares (China)	61,234	1,345,907
Hygon Information Technology Co. Ltd., A Shares (China)	751,160	13,358,478
Ingenic Semiconductor Co. Ltd., A Shares (China)	125,600	1,121,295
JCET Group Co. Ltd., A Shares (China)	578,100	3,105,002
Jiangsu Pacific Quartz Co. Ltd., A Shares (China)	156,250	567,893
Loongson Technology Corp. Ltd., A Shares (China)(b)	129,590	2,099,548
Montage Technology Co. Ltd., A Shares (China)	368,689	3,472,458
National Silicon Industry Group Co. Ltd., A Shares (China)	888,000	2,189,376
NAURA Technology Group Co. Ltd., A Shares (China)	171,557	8,949,968
Nexchip Semiconductor Corp., A Shares (China)(b)	405,269	1,305,322
Piotech, Inc., A Shares (China)	70,311	1,387,928
Rockchip Electronics Co. Ltd., A Shares (China)	49,208	1,124,505
Sanan Optoelectronics Co. Ltd., A Shares (China)	1,612,300	2,553,183
SG Micro Corp., A Shares (China)	150,920	1,760,812
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Shanghai Awinic Technology Co. Ltd., A Shares (China)	75,000	$749,408
Shanghai Fudan Microelectronics Group Co. Ltd., A Shares (China)	93,017	452,957
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares (China)(c)	1,311,892	2,476,476
Shenzhen Goodix Technology Co. Ltd., A Shares (China)	147,900	1,614,186
Shenzhen SC New Energy Technology Corp., A Shares (China)	100,518	893,005
SICC Co. Ltd., A Shares (China)(b)	139,000	1,104,936
StarPower Semiconductor Ltd., A Shares (China)	69,080	802,352
Suzhou Novosense Microelectronics Co. Ltd., A Shares (China)(b)	37,000	698,906
Tianshui Huatian Technology Co. Ltd., A Shares (China)	1,035,700	1,609,282
TongFu Microelectronics Co. Ltd., A Shares (China)	490,200	1,918,108
Unigroup Guoxin Microelectronics Co. Ltd., A Shares (China)	274,659	2,245,106
United Nova Technology Co. Ltd., A Shares (China)(b)	1,269,372	807,849
Vanchip (Tianjin) Technology Co. Ltd., A Shares (China)	122,200	535,688
Verisilicon Microelectronics (Shanghai) Co. Ltd. (China)(b)	161,600	1,094,354
Will Semiconductor Co. Ltd., A Shares (China)	392,849	5,735,600
Wuxi Autowell Technology Co. Ltd., A Shares (China)	77,887	438,056
Yangzhou Yangjie Electronic Technology Co. Ltd., A Shares (China)	175,545	1,047,960
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares (China)	423,100	1,788,367
		115,296,917
Software-11.90%
360 Security Technology, Inc., A Shares (China)	2,309,300	3,521,926
Beijing E-Hualu Information Technology Co. Ltd., A Shares (China)(b)	233,800	668,546
Beijing Kingsoft Office Software, Inc., A Shares (China)	149,236	6,519,853
Beijing Orient National Communication Science & Technology Co. Ltd., A Shares (China)(b)	368,000	525,598
Beijing Shiji Information Technology Co. Ltd., A Shares (China)	881,925	799,246
China National Software & Service Co. Ltd., A Shares (China)(b)	274,830	1,645,886
Empyrean Technology Co. Ltd., A Shares (China)	84,785	1,244,719
Hundsun Technologies, Inc., A Shares (China)	612,025	2,200,651
Iflytek Co. Ltd., A Shares (China)	748,250	5,244,852
Kingdee International Software Group Co. Ltd. (China)(b)(c)	13,325,664	17,685,791
Longshine Technology Group Co. Ltd., A Shares (China)	350,867	490,994
Neusoft Corp., A Shares (China)	392,000	512,974
Newland Digital Technology Co. Ltd., A Shares (China)	333,600	915,179
See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Software-(continued)
Qi An Xin Technology Group, Inc. (China)(b)	221,600	$768,782
Sangfor Technologies, Inc., A Shares (China)	48,114	396,121
SenseTime Group, Inc., B Shares (China)(b)(c)(e)	111,273,255	23,192,453
Shanghai Baosight Software Co. Ltd., A Shares (China)	428,420	1,713,654
Shanghai Baosight Software Co. Ltd., B Shares (China)	3,341,679	5,351,184
Shanghai Stonehill Technology Co. Ltd., A Shares (China)	1,850,200	1,042,345
Shenzhen Infogem Technologies Co. Ltd., A Shares (China)(b)	228,300	1,213,913
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares (China)	305,500	612,276
Sinosoft Co. Ltd., A Shares (China)	95,848	270,545
Thunder Software Technology Co. Ltd., A Shares (China)	132,787	1,145,600
Topsec Technologies Group, Inc., A Shares (China)	381,300	377,810
Yonyou Network Technology Co. Ltd., A Shares (China)(b)	1,104,704	1,671,460
		79,732,358
Technology Hardware, Storage & Peripherals-1.87%
China Greatwall Technology Group Co. Ltd., A Shares (China)(b)	1,042,546	1,873,485
GRG Banking Equipment Co. Ltd., A Shares (China)	802,700	1,234,264
IEIT Systems Co. Ltd., A Shares (China)	475,758	3,414,269
Legend Holdings Corp., H Shares (China)(b)(c)(e)	2,382,102	2,252,091
Ninestar Corp., A Shares (China)(b)	457,750	1,609,859
Shenzhen Longsys Electronics Co. Ltd., A Shares (China)	100,700	1,161,924
Tsinghua Tongfang Co. Ltd., A Shares (China)(b)	1,082,700	1,011,294
		12,557,186
	Shares	Value
Textiles, Apparel & Luxury Goods-0.19%
Shijiazhuang Changshan BeiMing Technology Co. Ltd., A Shares (China)(b)	516,600	$1,257,824
Trading Companies & Distributors-0.12%
Beijing United Information Technology Co. Ltd., A Shares (China)	233,479	837,446
Total Common Stocks & Other Equity Interests (Cost $588,140,791)		669,764,690

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(f)(g) (Cost $135,230)	135,230	135,230
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $588,276,021)		669,899,920
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.49%
Invesco Private Government Fund, 4.35%(f)(g)(h)	51,379,830	51,379,830
Invesco Private Prime Fund, 4.48%(f)(g)(h)	38,974,391	38,986,083
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $90,365,913)		90,365,913
TOTAL INVESTMENTS IN SECURITIES-113.48% (Cost $678,641,934)		760,265,833
OTHER ASSETS LESS LIABILITIES-(13.48)%		(90,338,206)
NET ASSETS-100.00%		$669,927,627

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $132,056,110, which represented 19.71% of the Fund’s Net Assets.

(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$319,705	$49,061,727	$(49,246,202)	$-	$-	$135,230	$21,268
See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
January 31, 2025
(Unaudited)
	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$8,211,483	$57,927,258	$(14,758,911)	$-	$-	$51,379,830	$122,761 *
Invesco Private Prime Fund	21,404,078	56,523,148	(38,941,143)	1,675	(1,675)	38,986,083	313,385 *
Total	$29,935,266	$163,512,133	$(102,946,256)	$1,675	$(1,675)	$90,501,143	$457,414

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	99.98%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Australia-8.38%
Macquarie Group Ltd.	7,551	$1,120,722
Pro Medicus Ltd.	14,582	2,503,733
REA Group Ltd.(a)	28,388	4,368,462
Technology One Ltd.	254,511	4,855,035
Wesfarmers Ltd.(a)	21,962	1,037,918
WiseTech Global Ltd.	23,494	1,784,426
		15,670,296
Belgium-0.66%
D’Ieteren Group(a)	7,310	1,228,700
Canada-18.64%
Bombardier, Inc., Class B(b)	35,613	2,091,411
Capital Power Corp.	22,233	817,014
CCL Industries, Inc., Class B	37,350	1,861,762
Celestica, Inc.(b)	38,564	4,777,862
Constellation Software, Inc.	1,724	5,658,005
Descartes Systems Group, Inc. (The)(b)	40,863	4,746,682
Dollarama, Inc.	34,316	3,258,746
Element Fleet Management Corp.	65,216	1,285,632
Fairfax Financial Holdings Ltd.	727	982,013
Intact Financial Corp.	6,276	1,118,695
Loblaw Cos. Ltd.	7,113	893,785
Metro, Inc.	21,100	1,323,039
Royal Bank of Canada(a)	21,393	2,617,236
Thomson Reuters Corp.	6,030	1,016,887
TMX Group Ltd.	34,521	1,072,159
WSP Global, Inc.	7,707	1,312,465
		34,833,393
China-0.76%
Yangzijiang Shipbuilding Holdings Ltd.	629,075	1,412,646
Finland-0.46%
Konecranes OYJ	14,234	858,081
France-2.00%
EssilorLuxottica S.A.	10,183	2,800,608
Schneider Electric SE	3,677	934,512
		3,735,120
Germany-5.72%
Allianz SE	3,089	1,009,307
Deutsche Boerse AG	3,946	976,832
Hannover Rueck SE	5,586	1,474,900
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	2,247	1,220,472
Rheinmetall AG	3,330	2,608,905
SAP SE	6,377	1,760,980
Siemens Energy AG, Class A(b)	27,475	1,638,077
		10,689,473
Greece-0.63%
Piraeus Financial Holdings S.A.	259,474	1,176,412
Ireland-1.23%
AIB Group PLC	188,623	1,111,441
Bank of Ireland Group PLC	119,967	1,194,485
		2,305,926
Israel-2.96%
Israel Discount Bank Ltd., Class A	142,840	1,045,631
Mizrahi Tefahot Bank Ltd.	69,006	3,288,631
Plus500 Ltd.	33,854	1,189,314
		5,523,576
	Shares	Value
Italy-4.41%
BPER Banca S.p.A.(a)	175,162	$1,195,712
Leonardo S.p.A.	36,900	1,155,202
Prysmian S.p.A.	14,416	1,004,843
Recordati Industria Chimica e Farmaceutica S.p.A.	37,978	2,312,485
UniCredit S.p.A.	28,428	1,308,213
Unipol Assicurazioni S.p.A.	93,678	1,272,036
		8,248,491
Japan-9.62%
Advantest Corp.	16,819	931,346
ASICS Corp.	85,039	1,898,531
Chugai Pharmaceutical Co. Ltd.	21,443	925,979
Ebara Corp.	56,343	929,559
Fujikura Ltd.	68,282	2,752,581
Fujitsu Ltd.	53,273	1,031,917
Hitachi Ltd.	41,395	1,042,335
ITOCHU Corp.	20,041	924,229
Mitsubishi Heavy Industries Ltd.	107,095	1,569,842
Mitsui OSK Lines Ltd.	40,966	1,394,340
Sanrio Co. Ltd.	46,077	1,722,099
Sanwa Holdings Corp.(a)	31,990	1,002,807
Sompo Holdings, Inc.	34,880	974,205
Tokio Marine Holdings, Inc.	26,452	873,856
		17,973,626
Netherlands-2.02%
Arcadis N.V.	15,522	887,997
IMCD N.V.	6,484	1,017,502
Wolters Kluwer N.V.	10,268	1,869,173
		3,774,672
Norway-1.23%
Kongsberg Gruppen ASA	19,424	2,308,605
Portugal-0.61%
Banco Comercial Portugues S.A., Class R	2,188,076	1,144,528
Singapore-4.68%
DBS Group Holdings Ltd.	29,100	955,099
Oversea-Chinese Banking Corp. Ltd.	150,209	1,921,114
Sembcorp Industries Ltd.	353,638	1,450,498
Singapore Exchange Ltd.	346,001	3,121,633
Singapore Technologies Engineering Ltd.	364,680	1,297,868
		8,746,212
South Korea-3.57%
Hanmi Semiconductor Co. Ltd.	20,842	1,597,896
HD Hyundai Electric Co. Ltd.	14,268	3,986,525
Meritz Financial Group, Inc.(b)	13,883	1,085,945
		6,670,366
Spain-1.31%
CaixaBank S.A.	172,825	1,048,340
Industria de Diseno Textil S.A.	25,858	1,406,498
		2,454,838
Sweden-2.19%
Investor AB, Class B	84,172	2,403,066
Swedbank AB, Class A	77,481	1,691,368
		4,094,434
Switzerland-11.29%
Belimo Holding AG	6,747	4,938,189
BKW AG	6,632	1,134,844
Flughafen Zureich AG	16,621	4,013,299
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Switzerland-(continued)
Partners Group Holding AG	2,084	$3,175,321
Schindler Holding AG, PC	9,411	2,727,470
Swiss Life Holding AG	2,232	1,827,714
Swissquote Group Holding S.A.	5,393	2,348,156
Zurich Insurance Group AG	1,542	937,176
		21,102,169
United Kingdom-16.08%
3i Group PLC	22,032	1,060,755
Compass Group PLC	48,236	1,665,495
Cranswick PLC	16,077	1,003,429
Diploma PLC	62,057	3,482,173
Games Workshop Group PLC	24,351	4,386,424
Halma PLC	108,463	4,071,851
InterContinental Hotels Group PLC	40,385	5,396,505
Intermediate Capital Group PLC	105,838	3,090,574
Investec PLC	155,719	1,002,582
Marks & Spencer Group PLC	192,860	800,651
NatWest Group PLC	193,325	1,032,947
RELX PLC	22,143	1,101,894
Rolls-Royce Holdings PLC(b)	262,877	1,964,242
		30,059,522
United States-1.33%
Experian PLC	26,309	1,298,744
Ferrovial SE	27,651	1,182,682
		2,481,426
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.78% (Cost $154,523,080)		186,492,512
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.22%
Invesco Private Government Fund, 4.35%(c)(d)(e)	1,668,648	$1,668,648
Invesco Private Prime Fund, 4.48%(c)(d)(e)	4,343,233	4,344,536
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,013,184)		6,013,184
TOTAL INVESTMENTS IN SECURITIES-103.00% (Cost $160,536,264)		192,505,696
OTHER ASSETS LESS LIABILITIES-(3.00)%		(5,601,094)
NET ASSETS-100.00%		$186,904,602

Investment Abbreviations:
PC-Participation Certificate

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2025.
(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,899,066	$(3,899,066)	$-	$-	$-	$1,668
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,835,807	3,321,839	(3,488,998)	-	-	1,668,648	22,104 *
Invesco Private Prime Fund	4,788,155	7,096,714	(7,540,333)	344	(344)	4,344,536	59,405 *
Total	$6,623,962	$14,317,619	$(14,928,397)	$344	$(344)	$6,013,184	$83,177

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)—(continued)
January 31, 2025
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Brazil-2.54%
BRF S.A.	202,829	$760,066
Cia Energetica de Minas Gerais, Preference Shares	410,477	770,149
Embraer S.A.(a)	103,564	1,058,422
		2,588,637
China-16.98%
AAC Technologies Holdings, Inc.	123,000	640,907
Agricultural Bank of China Ltd., H Shares	1,059,000	583,281
Beijing Fourth Paradigm Technology Co. Ltd.(a)	88,300	570,676
BYD Electronic International Co. Ltd.(b)	120,926	660,330
China Coal Energy Co. Ltd., H Shares(b)	1,519,522	1,746,659
China Merchants Securities Co. Ltd., H Shares(b)(c)	306,000	563,008
China Nonferrous Mining Corp. Ltd.	874,000	576,284
China Shenhua Energy Co. Ltd., H Shares	399,956	1,612,885
China State Construction International Holdings Ltd.	615,699	903,770
COSCO SHIPPING Holdings Co. Ltd., H Shares	375,000	562,828
Everest Medicines Ltd.(a)(c)	106,000	549,877
Fufeng Group Ltd.(b)	963,000	644,129
PICC Property & Casualty Co. Ltd., H Shares	472,000	766,902
Pop Mart International Group Ltd.(c)	172,584	2,093,233
Sinopec Engineering Group Co. Ltd., H Shares	923,911	739,431
Sinotruk Hong Kong Ltd.	224,114	653,190
Sunac China Holdings Ltd.(a)(b)	1,930,000	394,666
TCL Electronics Holdings Ltd.(a)	726,000	636,623
Trip.com Group Ltd.(a)	13,455	945,037
XD, Inc.(a)(c)	205,000	673,258
Xiaomi Corp., B Shares(a)(c)	155,200	777,902
		17,294,876
Hungary-1.90%
Magyar Telekom Telecommunications PLC	363,245	1,283,110
OTP Bank Nyrt.	10,453	648,729
		1,931,839
India-0.58%
Central Depository Services (India) Ltd.(c)	39,453	593,450
Indonesia-0.54%
PT Medikaloka Hermina Tbk(c)	6,473,877	552,103
Malaysia-10.16%
Alliance Bank Malaysia Bhd.	559,549	652,113
Gamuda Bhd.	1,129,935	1,021,073
Hartalega Holdings Bhd.	638,900	473,145
Kossan Rubber Industries Bhd.	984,100	493,082
KPJ Healthcare Bhd.	1,248,533	630,938
QL Resources Bhd.	2,097,433	2,147,176
Sime Darby Property Bhd.	2,285,959	723,481
Sunway Bhd.	857,859	834,677
Telekom Malaysia Bhd.	386,034	569,976
YTL Corp. Bhd.	2,330,355	991,274
YTL Power International Bhd.	2,584,261	1,807,628
		10,344,563
Mexico-4.61%
Gentera S.A.B. de C.V.	1,685,058	2,219,615
	Shares	Value
Mexico-(continued)
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	43,848	$813,583
Qualitas Controladora S.A.B. de C.V.	199,703	1,667,437
		4,700,635
Philippines-2.95%
International Container Terminal Services, Inc.	161,179	962,396
Semirara Mining & Power Corp.	3,445,328	2,041,400
		3,003,796
South Africa-7.42%
Clicks Group Ltd.(b)	121,922	2,347,633
Investec Ltd.	199,594	1,274,689
Nedbank Group Ltd.	52,471	772,507
OUTsurance Group Ltd.	348,474	1,172,147
Resilient REIT Ltd.	172,538	535,745
Vukile Property Fund Ltd.	1,565,327	1,457,248
		7,559,969
Taiwan-41.48%
Accton Technology Corp.	32,558	747,642
Asia Optical Co., Inc.	116,000	549,103
Asia Vital Components Co. Ltd.(a)	145,600	2,451,460
Asustek Computer, Inc.	98,336	1,789,961
Bizlink Holding, Inc.	33,400	632,085
Chroma ATE, Inc.	57,794	650,835
CTBC Financial Holding Co. Ltd.	466,000	554,673
Delta Electronics, Inc.	78,823	1,027,067
Elite Advanced Laser Corp.(a)	209,100	2,088,871
Eva Airways Corp.	781,900	1,127,352
Evergreen Marine Corp. Taiwan Ltd.	80,000	496,228
Fubon Financial Holding Co. Ltd.	203,867	571,069
Gold Circuit Electronics Ltd.	205,900	1,353,099
Goldsun Building Materials Co. Ltd.	1,304,528	1,755,226
Hon Hai Precision Industry Co. Ltd.	119,600	638,620
IBF Financial Holdings Co. Ltd.	1,406,669	618,094
Jentech Precision Industrial Co. Ltd.	27,988	1,158,310
Johnson Health Tech. Co. Ltd.	136,500	780,650
KGI Financial Holding Co. Ltd.	1,089,891	569,736
Lotes Co. Ltd.	10,400	585,965
Mega Financial Holding Co. Ltd.	701,739	825,221
Posiflex Technology, Inc.	65,000	656,598
President Securities Corp.	863,734	683,696
Quanta Computer, Inc.	239,100	1,895,617
Radiant Opto-Electronics Corp.	95,546	581,034
Shin Zu Shing Co. Ltd.(a)	95,000	605,517
Shiny Chemical Industrial Co. Ltd.	547,670	2,570,248
Silicon Integrated Systems Corp.	289,000	535,981
SinoPac Financial Holdings Co. Ltd.	911,536	627,428
Systex Corp.	145,652	569,176
Taichung Commercial Bank Co. Ltd.	1,752,750	1,006,829
Taiwan Business Bank	1,261,494	576,267
Taiwan Semiconductor Manufacturing Co. Ltd.	91,224	3,044,428
Tong Yang Industry Co. Ltd.	269,965	882,550
Topco Scientific Co. Ltd.(a)	347,994	3,050,187
United Integrated Services Co. Ltd.	54,000	832,220
Wiwynn Corp.	37,100	2,445,724
Yuanta Financial Holding Co. Ltd.	678,964	714,071
		42,248,838
Thailand-2.53%
Amata Corp. PCL, NVDR	687,701	509,812
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Thailand-(continued)
Krung Thai Bank PCL, NVDR	926,266	$628,227
Sansiri PCL, NVDR	16,616,316	841,873
Thanachart Capital PCL, NVDR	407,072	600,386
		2,580,298
Turkey-7.67%
AG Anadolu Grubu Holding A.S.	127,211	1,065,342
Akbank T.A.S.	807,634	1,459,329
Anadolu Efes Biracilik ve Malt Sanayii A.S.	181,213	815,561
Aselsan Elektronik Sanayi Ve Ticaret A.S.	329,159	813,452
Pegasus Hava Tasimaciligi A.S.(a)	281,209	1,835,477
TAV Havalimanlari Holding A.S.(a)	151,017	1,169,236
Turkcell Iletisim Hizmetleri A.S.	215,914	649,204
		7,807,601
United States-0.60%
GCC S.A.B. de C.V.	65,311	609,265
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $96,839,211)		101,815,870
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.52%
Invesco Private Government Fund, 4.35%(d)(e)(f)	1,279,197	$1,279,197
Invesco Private Prime Fund, 4.48%(d)(e)(f)	3,328,936	3,329,935
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,609,132)		4,609,132
TOTAL INVESTMENTS IN SECURITIES-104.48% (Cost $101,448,343)		106,425,002
OTHER ASSETS LESS LIABILITIES-(4.48)%		(4,566,148)
NET ASSETS-100.00%		$101,858,854

Investment Abbreviations:
NVDR-Non-Voting Depositary Receipt
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $5,802,831, which represented 5.70% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$662,479	$(662,479)	$-	$-	$-	$109
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	503,535	4,993,990	(4,218,328)	-	-	1,279,197	11,156 *
Invesco Private Prime Fund	1,318,246	11,969,202	(9,957,513)	-	-	3,329,935	29,666 *
Total	$1,821,781	$17,625,671	$(14,838,320)	$-	$-	$4,609,132	$40,931

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Clean Energy ETF (PBD)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Austria-0.90%
Verbund AG(a)	9,201	$707,827
Belgium-0.70%
Elia Group S.A./N.V.(a)	8,184	553,410
Canada-4.79%
Ballard Power Systems, Inc.(a)(b)	571,872	785,793
Boralex, Inc., Class A	31,091	554,732
Brookfield Renewable Corp.	24,043	641,708
Canadian Solar, Inc.(a)(b)	62,067	639,911
Innergex Renewable Energy, Inc.	118,205	594,188
NFI Group, Inc.(b)	66,169	549,181
		3,765,513
Chile-0.97%
Sociedad Quimica y Minera de Chile S.A., ADR(a)	19,277	762,213
China-10.47%
China Datang Corp. Renewable Power Co. Ltd., H Shares(a)	2,886,090	787,115
Flat Glass Group Co. Ltd., H Shares(a)	449,250	665,369
Ganfeng Lithium Group Co. Ltd., H Shares(c)	241,641	603,275
JinkoSolar Holding Co. Ltd., ADR	34,267	711,726
NIO, Inc., ADR(a)(b)	164,912	712,420
Tianneng Power International Ltd.(a)	886,163	852,476
Wasion Holdings Ltd.	889,267	881,540
Xinyi Energy Holdings Ltd.(a)	7,187,704	730,957
Xinyi Solar Holdings Ltd.(a)	1,743,249	718,724
XPeng, Inc., ADR(b)	57,841	880,340
Yadea Group Holdings Ltd.(a)(c)	412,184	684,530
		8,228,472
Denmark-2.33%
NKT A/S(b)	8,991	602,313
Orsted A/S(a)(b)(c)	13,536	523,053
Vestas Wind Systems A/S(b)	51,419	708,738
		1,834,104
Finland-1.03%
Kempower OYJ(a)(b)	72,411	811,586
France-4.35%
Legrand S.A.	6,893	704,218
Neoen S.A.(a)(c)	17,479	722,681
Nexans S.A.	5,885	575,420
Rexel S.A.	26,303	697,787
SPIE S.A.	21,586	720,897
		3,421,003
Germany-3.42%
Nordex SE(b)	60,329	697,933
SMA Solar Technology AG(a)	57,903	811,246
Verbio SE(a)	55,793	531,448
Wacker Chemie AG	9,357	642,562
		2,683,189
Ireland-0.82%
Kingspan Group PLC	9,213	640,446
Israel-1.79%
Energix-Renewable Energies Ltd.(a)	209,360	682,966
Enlight Renewable Energy Ltd.(b)	44,791	724,749
		1,407,715
	Shares	Value
Italy-1.90%
Prysmian S.p.A.	10,953	$763,460
Terna S.p.A.	88,247	729,452
		1,492,912
Japan-5.24%
GS Yuasa Corp.	42,824	689,579
RENOVA, Inc.(a)(b)	140,654	560,102
Sanyo Denki Co. Ltd.	13,507	817,952
Tamura Corp.	223,826	860,030
Toyo Tanso Co. Ltd.(a)	23,718	607,598
West Holdings Corp.(a)	56,948	579,208
		4,114,469
Netherlands-1.04%
Alfen N.V.(a)(b)(c)	55,393	815,063
New Zealand-0.85%
Mercury NZ Ltd.(a)	186,899	665,897
Norway-1.61%
Aker Carbon Capture ASA(b)	1,369,342	791,489
NEL ASA(a)(b)	2,279,291	475,618
		1,267,107
South Africa-0.90%
Scatec ASA(b)(c)	101,334	709,507
South Korea-7.72%
CS Wind Corp.	25,881	740,056
Doosan Fuel Cell Co. Ltd.(b)	70,878	790,748
Ecopro BM Co. Ltd.(a)(b)	7,594	677,814
HD Hyundai Electric Co. Ltd.	2,707	756,345
Lotte Energy Materials Corp.(b)	36,520	549,072
LS Corp.(b)	10,515	852,083
LS Electric Co. Ltd.(b)	7,061	1,115,408
Samsung SDI Co. Ltd.	3,877	587,435
		6,068,961
Spain-4.30%
Acciona S.A.(a)	6,100	688,702
Corporacion ACCIONA Energias Renovables S.A.(a)	36,289	675,073
EDP Renovaveis S.A.(a)	62,625	587,131
Grenergy Renovables S.A.(a)(b)	23,780	878,626
Solaria Energia y Medio Ambiente S.A.(a)(b)	69,800	547,264
		3,376,796
Sweden-0.78%
NIBE Industrier AB, Class B(a)	151,948	610,341
Switzerland-0.87%
Landis+Gyr Group AG(b)	9,944	681,725
Taiwan-11.18%
AcBel Polytech, Inc.	742,148	685,025
Allis Electric Co. Ltd.	219,642	645,991
Chung-Hsin Electric and Machinery Manufacturing Corp.	148,500	695,221
Delta Electronics, Inc.	61,200	797,439
Fortune Electric Co. Ltd.	37,800	639,459
Motech Industries, Inc.	1,034,214	645,447
Phihong Technology Co. Ltd.(b)	595,051	638,631
Shihlin Electric & Engineering Corp.	116,622	656,386
Sino-American Silicon Products, Inc.	149,800	531,017
Ta Ya Electric Wire & Cable Co. Ltd.	533,202	664,046
Teco Electric and Machinery Co. Ltd.	461,896	748,730
See accompanying notes which are an integral part of this schedule.

Invesco Global Clean Energy ETF (PBD)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Taiwan-(continued)
United Renewable Energy Co. Ltd.(b)	2,378,754	$722,651
Voltronic Power Technology Corp.	12,649	713,937
		8,783,980
United Kingdom-1.75%
Ceres Power Holdings PLC(a)(b)	330,174	635,662
ITM Power PLC(a)(b)	1,630,275	737,391
		1,373,053
United States-30.14%
Ameresco, Inc., Class A(a)(b)	27,279	617,324
Archer Aviation, Inc., Class A(b)	170,290	1,609,240
Array Technologies, Inc.(a)(b)	95,601	700,755
Atkore, Inc.	8,006	652,009
Bloom Energy Corp., Class A(a)(b)	55,012	1,297,183
Blue Bird Corp.(b)	19,047	678,454
ChargePoint Holdings, Inc.(a)(b)	652,280	627,624
Core & Main, Inc., Class A(b)	17,429	983,693
Darling Ingredients, Inc.(b)	17,758	665,215
Enphase Energy, Inc.(b)	11,479	714,912
Eos Energy Enterprises, Inc.(a)(b)	327,604	1,880,447
EVgo, Inc.(b)	144,358	500,922
First Solar, Inc.(b)	3,739	626,357
Gevo, Inc.(b)	490,306	862,938
Green Plains, Inc.(b)	65,601	585,817
HA Sustainable Infrastructure Capital, Inc.	26,494	742,097
Hubbell, Inc.	1,659	701,774
Itron, Inc.(b)	6,212	666,920
Lucid Group, Inc.(b)	351,230	969,395
Ormat Technologies, Inc.	9,178	588,769
Plug Power, Inc.(a)(b)	370,839	689,760
QuantumScape Corp.(a)(b)	150,627	778,742
	Shares	Value
United States-(continued)
REC Silicon ASA(a)(b)	1,826,577	$227,908
Rivian Automotive, Inc., Class A(a)(b)	70,860	890,002
Shoals Technologies Group, Inc., Class A(b)	139,738	667,948
Signify N.V.	31,803	687,945
SolarEdge Technologies, Inc.(b)	56,942	745,940
Sunnova Energy International, Inc.(a)(b)	180,957	465,059
Sunrun, Inc.(b)	66,959	605,979
Universal Display Corp.	4,383	657,099
Wolfspeed, Inc.(a)(b)	95,971	588,302
		23,676,529
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $114,800,830)		78,451,818
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-27.98%
Invesco Private Government Fund, 4.35%(d)(e)(f)	6,103,864	6,103,864
Invesco Private Prime Fund, 4.48%(d)(e)(f)	15,870,746	15,875,507
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,979,371)		21,979,371
TOTAL INVESTMENTS IN SECURITIES-127.83% (Cost $136,780,201)		100,431,189
OTHER ASSETS LESS LIABILITIES-(27.83)%		(21,861,907)
NET ASSETS-100.00%		$78,569,282

Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2025.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $4,058,109, which represented 5.17% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$342,238	$(342,238)	$-	$-	$-	$48
See accompanying notes which are an integral part of this schedule.

Invesco Global Clean Energy ETF (PBD)—(continued)
January 31, 2025
(Unaudited)
	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$8,450,766	$7,935,004	$(10,281,906)	$-	$-	$6,103,864	$79,855 *
Invesco Private Prime Fund	22,004,229	16,165,576	(22,294,298)	902	(902)	15,875,507	212,411 *
Total	$30,454,995	$24,442,818	$(32,918,442)	$902	$(902)	$21,979,371	$292,314

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Water ETF (PIO)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Brazil-5.61%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	920,741	$14,906,184
Canada-2.56%
Stantec, Inc.	87,458	6,791,922
Chile-0.22%
Aguas Andinas S.A., Class A	1,816,631	579,774
China-0.26%
China Water Affairs Group Ltd.(a)	1,168,461	675,529
France-4.97%
Veolia Environnement S.A.	461,883	13,206,638
Japan-14.69%
Ebara Corp.	722,584	11,921,342
Ebara Jitsugyo Co. Ltd.	4,496	114,319
Kurita Water Industries Ltd.	123,878	4,321,386
METAWATER Co. Ltd.	30,184	359,405
Miura Co. Ltd.	107,060	2,583,958
Nomura Micro Science Co. Ltd.(a)	341,786	5,690,092
Organo Corp.	84,527	4,190,760
TOTO Ltd.(a)	401,446	9,828,174
		39,009,436
Mexico-0.02%
Grupo Rotoplas S.A.B. de C.V.(a)(b)	70,584	60,456
Netherlands-1.88%
Aalberts N.V.	47,262	1,671,661
Arcadis N.V.	58,222	3,330,819
		5,002,480
South Korea-1.02%
Coway Co. Ltd.(b)	51,088	2,702,606
Switzerland-7.08%
Belimo Holding AG	5,814	4,255,318
Geberit AG	17,861	9,991,926
Georg Fischer AG(a)	57,848	4,569,424
		18,816,668
United Kingdom-9.79%
Genuit Group PLC	221,273	1,073,344
Halma PLC	180,414	6,772,991
Severn Trent PLC	210,832	6,598,639
Spirax Group PLC	56,486	5,628,017
United Utilities Group PLC	468,137	5,927,619
		26,000,610
	Shares	Value
United States-51.78%
A.O. Smith Corp.	67,488	$4,541,942
Advanced Drainage Systems, Inc.	34,293	4,146,367
American Water Works Co., Inc.	70,068	8,733,276
Consolidated Water Co. Ltd.	27,419	717,829
Core & Main, Inc., Class A(b)	156,557	8,836,077
Ecolab, Inc.	86,478	21,635,931
Ferguson Enterprises, Inc.	49,969	9,022,313
IDEX Corp.(a)	33,327	7,475,579
Pentair PLC	197,375	20,463,840
Roper Technologies, Inc.	37,988	21,867,792
Veralto Corp.	92,469	9,560,370
Waters Corp.(b)	25,504	10,596,402
Xylem, Inc.	80,236	9,952,474
		137,550,192
Total Common Stocks & Other Equity Interests (Cost $213,057,200)		265,302,495
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(c)(d) (Cost $82,003)	82,003	82,003
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $213,139,203)		265,384,498
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.48%
Invesco Private Government Fund, 4.35%(c)(d)(e)	5,514,639	5,514,639
Invesco Private Prime Fund, 4.48%(c)(d)(e)	14,352,533	14,356,839
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,871,478)		19,871,478
TOTAL INVESTMENTS IN SECURITIES-107.39% (Cost $233,010,681)		285,255,976
OTHER ASSETS LESS LIABILITIES-(7.39)%		(19,630,623)
NET ASSETS-100.00%		$265,625,353

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2025.
(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$122,640	$4,052,740	$(4,093,377)	$-	$-	$82,003	$1,784
See accompanying notes which are an integral part of this schedule.

Invesco Global Water ETF (PIO)—(continued)
January 31, 2025
(Unaudited)
	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,058,065	$16,860,722	$(13,404,148)	$-	$-	$5,514,639	$38,767 *
Invesco Private Prime Fund	5,364,901	43,494,220	(34,502,283)	489	(488)	14,356,839	102,666 *
Total	$7,545,606	$64,407,682	$(51,999,808)	$489	$(488)	$19,953,481	$143,217

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International BuyBack AchieversTM ETF (IPKW)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Australia-1.20%
AMP Ltd.	212,213	$234,589
Helia Group Ltd.	19,732	59,135
Qantas Airways Ltd.(a)	126,838	737,433
		1,031,157
Brazil-0.42%
BRF S.A.	47,500	177,998
StoneCo Ltd., Class A(a)	20,409	187,151
		365,149
Canada-5.68%
Athabasca Oil Corp.(a)	40,695	136,563
Baytex Energy Corp.	60,153	144,957
Canada Goose Holdings, Inc.(a)	2,789	30,658
Canadian Tire Corp. Ltd., Class A	4,605	520,262
Cargojet, Inc.	1,231	101,217
Cogeco Communications, Inc.	2,907	122,743
Converge Technology Solutions Corp.	14,313	33,503
Docebo, Inc.(a)	1,227	51,512
Finning International, Inc.	12,154	304,553
Gildan Activewear, Inc.	11,826	612,021
iA Financial Corp., Inc.	8,284	767,682
Imperial Oil Ltd.	9,498	633,987
Martinrea International, Inc.	5,875	35,658
MEG Energy Corp.	23,074	379,667
Obsidian Energy Ltd.(a)	6,564	33,902
Onex Corp.	5,678	437,029
Russel Metals, Inc.	5,066	142,264
Secure Waste Infrastructure Corp.	20,876	216,508
Trican Well Service Ltd.	16,824	53,670
Vermilion Energy, Inc.	13,692	126,591
		4,884,947
China-9.92%
Alibaba Group Holding Ltd.	383,874	4,708,966
China Shenhua Energy Co. Ltd., H Shares	298,000	1,201,731
Chinasoft International Ltd.(a)	192,000	129,565
Dongyue Group Ltd.	112,000	119,508
JD.com, Inc., A Shares	116,300	2,365,728
		8,525,498
Colombia-0.03%
GeoPark Ltd.	3,252	29,788
Denmark-0.92%
A.P. Moller - Maersk A/S, Class B(b)	322	476,555
D/S Norden A/S	1,920	54,704
Sydbank A/S	4,817	256,276
		787,535
Finland-0.20%
Cargotec OYJ, Class B	3,506	174,705
France-5.12%
TotalEnergies SE	73,693	4,278,044
Virbac SACA	370	124,459
		4,402,503
Germany-8.22%
CANCOM SE	1,696	44,628
K+S AG(b)	13,906	193,498
Mercedes-Benz Group AG	36,553	2,228,500
SAP SE	16,644	4,596,167
		7,062,793
	Shares	Value
Hong Kong-0.04%
Skyworth Group Ltd.	92,020	$31,787
Ireland-1.21%
AIB Group PLC	166,410	980,553
Greencore Group PLC	24,465	58,740
		1,039,293
Israel-0.33%
Airport City Ltd.(a)	3,496	59,072
Plus500 Ltd.	6,434	226,031
		285,103
Italy-5.69%
Anima Holding S.p.A.(c)	14,369	98,798
F.I.L.A - Fabbrica Italiana Lapis ed Affini - S.p.A.	2,768	27,400
OVS S.p.A.(c)	18,482	66,249
UniCredit S.p.A.	102,090	4,698,025
		4,890,472
Japan-14.27%
Alfresa Holdings Corp.	17,861	244,885
Citizen Watch Co. Ltd.	20,179	122,461
Dai Nippon Printing Co. Ltd.	48,970	724,892
Dai-ichi Life Holdings, Inc.	74,800	2,045,660
Eiken Chemical Co. Ltd.	2,694	37,071
Hokkoku Financial Holdings, Inc.	2,078	72,526
Idemitsu Kosan Co. Ltd.	92,157	616,044
Japan Aviation Electronics Industry Ltd.	4,215	76,425
Japan Post Holdings Co. Ltd.	181,096	1,894,361
JVCKenwood Corp.	14,460	167,825
Kansai Paint Co. Ltd.	11,419	154,998
Kato Sangyo Co. Ltd.	3,100	87,885
Kureha Corp.	4,042	72,671
Megachips Corp.	1,631	61,334
Nippon Yusen K.K.	40,712	1,279,708
Okinawa Cellular Telephone Co.	2,000	55,150
Olympus Corp.	98,681	1,499,952
Sankyo Co. Ltd.	21,811	292,924
Sankyu, Inc.	4,839	173,105
Seino Holdings Co. Ltd.(b)	14,281	215,923
Sojitz Corp.	18,670	384,361
Suruga Bank Ltd.	14,300	111,332
Suzuken Co. Ltd.	6,824	213,337
Toho Holdings Co. Ltd.	5,504	152,403
Tokai Rika Co. Ltd.	5,734	84,371
Tokyo Gas Co. Ltd.	31,557	894,122
TSI Holdings Co. Ltd.(b)	6,111	48,836
Ushio, Inc.	8,080	108,504
Wacom Co. Ltd.	10,308	44,430
Yamato Holdings Co. Ltd.(b)	27,376	328,428
		12,265,924
Malaysia-0.04%
Malaysian Pacific Industries Bhd.	6,200	30,906
Mexico-0.10%
Grupo Televisa S.A.B., Series CPO	219,700	84,083
Netherlands-7.95%
Aegon Ltd.	109,372	715,515
ING Groep N.V.	129,975	2,164,779
Prosus N.V.(a)	102,557	3,925,547
TomTom N.V.(a)	4,632	24,630
		6,830,471
See accompanying notes which are an integral part of this schedule.

Invesco International BuyBack AchieversTM ETF (IPKW)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Norway-2.36%
Equinor ASA	81,317	$1,960,898
Stolt-Nielsen Ltd.	2,530	65,463
		2,026,361
Poland-0.16%
Asseco Poland S.A.(b)	4,760	138,542
Portugal-0.60%
Galp Energia SGPS S.A.	30,582	512,887
South Africa-0.13%
Exxaro Resources Ltd.	12,328	115,484
South Korea-1.55%
CJ Corp.	1,184	77,274
CJ Logistics Corp.	846	46,274
Hanwha Aerospace Co. Ltd.(a)	2,332	638,936
MegaStudyEdu Co. Ltd.(a)	556	14,891
Meritz Financial Group, Inc.(a)	7,067	552,789
		1,330,164
Spain-1.43%
Laboratorios Farmaceuticos Rovi S.A.	1,672	113,147
Neinor Homes S.A.(a)(c)	2,183	38,173
Repsol S.A.(b)	92,457	1,076,754
		1,228,074
Sweden-1.00%
Ambea AB(c)	7,135	59,970
Autoliv, Inc.	6,948	677,186
Truecaller AB, Class B	20,131	120,001
		857,157
Switzerland-0.10%
Daetwyler Holding AG, BR	567	86,466
Thailand-0.32%
Charoen Pokphand Foods PCL, NVDR	421,800	274,846
United Kingdom-24.95%
abrdn PLC	119,276	228,612
BAE Systems PLC	141,571	2,144,596
Balfour Beatty PLC	36,023	207,829
Centrica PLC	354,889	625,054
Cranswick PLC	3,769	235,238
Deliveroo PLC(a)(c)	62,189	101,240
Future PLC	6,485	73,527
	Shares	Value
United Kingdom-(continued)
Grafton Group PLC	12,245	$140,433
HSBC Holdings PLC	414,094	4,334,095
IG Group Holdings PLC	23,230	293,689
Imperial Brands PLC	40,235	1,359,934
Indivior PLC(a)	7,749	91,629
Informa PLC	88,051	941,550
InterContinental Hotels Group PLC	7,839	1,047,498
Mears Group PLC	4,047	17,866
NatWest Group PLC	404,363	2,160,535
OSB Group PLC	25,922	135,163
Pearson PLC	44,100	733,218
Shell PLC	131,336	4,321,605
Standard Chartered PLC	138,579	1,867,806
Whitbread PLC	11,063	384,558
		21,445,675
United States-5.87%
BP PLC	827,452	4,289,806
Tenaris S.A.	40,011	757,743
		5,047,549
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.81% (Cost $84,052,444)		85,785,319
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.13%
Invesco Private Government Fund, 4.35%(d)(e)(f)	983,198	983,198
Invesco Private Prime Fund, 4.48%(d)(e)(f)	2,568,180	2,568,950
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,552,148)		3,552,148
TOTAL INVESTMENTS IN SECURITIES-103.94% (Cost $87,604,592)		89,337,467
OTHER ASSETS LESS LIABILITIES-(3.94)%		(3,387,325)
NET ASSETS-100.00%		$85,950,142
See accompanying notes which are an integral part of this schedule.

Invesco International BuyBack AchieversTM ETF (IPKW)—(continued)
January 31, 2025
(Unaudited)
Investment Abbreviations:
BR-Bearer Shares
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $364,430, which represented less than 1% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$696,461	$(696,461)	$-	$-	$-	$262
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	978,498	2,182,748	(2,178,048)	-	-	983,198	11,908 *
Invesco Private Prime Fund	2,686,409	5,440,084	(5,557,542)	173	(174)	2,568,950	31,489 *
Total	$3,664,907	$8,319,293	$(8,432,051)	$173	$(174)	$3,552,148	$43,659

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI Global Climate 500 ETF (KLMT)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Australia-1.84%
ANZ Group Holdings Ltd.	118,073	$2,236,994
Commonwealth Bank of Australia	46,719	4,625,540
CSL Ltd.	15,098	2,615,157
Fortescue Ltd.	125,583	1,475,600
Goodman Group	79,105	1,769,872
Macquarie Group Ltd.	16,944	2,514,835
National Australia Bank Ltd.	114,015	2,818,783
Rio Tinto Ltd.	21,455	1,550,305
Telstra Group Ltd.	842,106	2,062,690
Transurban Group(a)	311,969	2,578,188
Wesfarmers Ltd.	42,553	2,011,043
Westpac Banking Corp.	123,175	2,564,166
Woodside Energy Group Ltd.	115,612	1,767,829
Woolworths Group Ltd.(a)	78,492	1,480,636
		32,071,638
Belgium-0.24%
Anheuser-Busch InBev S.A./N.V.	38,095	1,881,076
Groupe Bruxelles Lambert N.V.	32,905	2,288,999
		4,170,075
Brazil-0.48%
Ambev S.A.	860,572	1,635,256
Itau Unibanco Holding S.A., Preference Shares	307,072	1,777,301
Itausa S.A., Preference Shares	902,803	1,472,860
MercadoLibre, Inc.(b)	1,158	2,225,896
NU Holdings Ltd., Class A(b)	92,289	1,221,906
		8,333,219
Canada-2.81%
Agnico Eagle Mines Ltd.	22,950	2,140,574
Bank of Montreal	24,523	2,436,298
Bank of Nova Scotia (The)	43,134	2,214,703
Brookfield Corp.	44,008	2,700,190
Canadian Imperial Bank of Commerce	32,408	2,048,647
Canadian National Railway Co.	21,533	2,257,304
Canadian Pacific Kansas City Ltd.	33,797	2,695,359
Constellation Software, Inc.	647	2,123,393
Enbridge, Inc.(a)	69,321	3,008,337
Loblaw Cos. Ltd.	11,284	1,417,892
Manulife Financial Corp.	63,246	1,897,926
National Bank of Canada	17,298	1,540,666
Pembina Pipeline Corp.	40,572	1,469,641
Restaurant Brands International, Inc.	21,849	1,348,128
Royal Bank of Canada	37,451	4,581,784
Shopify, Inc., Class A(b)	30,483	3,569,979
Sun Life Financial, Inc.	28,285	1,636,848
TC Energy Corp.	35,161	1,589,984
Thomson Reuters Corp.	10,774	1,816,906
Toronto-Dominion Bank (The)	48,904	2,799,676
Wheaton Precious Metals Corp.	31,859	1,994,803
WSP Global, Inc.	10,592	1,803,767
		49,092,805
China-2.39%
Alibaba Group Holding Ltd.	441,024	5,410,022
Bank of China Ltd., H Shares	3,919,223	2,027,601
BYD Co. Ltd., H Shares	50,156	1,762,568
China Construction Bank Corp., H Shares	3,205,750	2,608,668
China Merchants Bank Co. Ltd., H Shares	319,500	1,757,345
China Overseas Land & Investment Ltd.	923,000	1,471,149
	Shares	Value
China-(continued)
Industrial & Commercial Bank of China Ltd., H Shares	2,756,397	$1,876,287
JD.com, Inc., A Shares	114,476	2,328,625
Meituan, B Shares(b)(c)	150,537	2,865,214
NXP Semiconductors N.V.	8,141	1,697,806
PDD Holdings, Inc., ADR(b)	19,288	2,158,520
Ping An Insurance (Group) Co. of China Ltd., H Shares	401,130	2,258,723
Tencent Holdings Ltd.	171,433	9,020,332
Trip.com Group Ltd.(b)	27,946	1,962,839
Xiaomi Corp., B Shares(b)(c)	514,323	2,577,917
		41,783,616
Denmark-0.46%
DSV A/S	7,066	1,410,609
Novo Nordisk A/S, Class B	78,779	6,664,882
		8,075,491
France-2.43%
Air Liquide S.A.	16,990	2,973,997
AXA S.A.	54,794	2,083,038
BNP Paribas S.A.	32,272	2,209,061
Cie de Saint-Gobain S.A.	20,391	1,916,098
Danone S.A.	32,212	2,260,966
EssilorLuxottica S.A.	8,352	2,297,032
Hermes International S.C.A.	1,035	2,917,138
Legrand S.A.	20,403	2,084,456
L’Oreal S.A.	7,859	2,921,987
LVMH Moet Hennessy Louis Vuitton SE	7,248	5,312,211
Orange S.A.	174,438	1,879,884
Pernod Ricard S.A.(a)	13,263	1,517,898
Publicis Groupe S.A.	16,151	1,721,252
Schneider Electric SE	17,647	4,484,996
TotalEnergies SE	58,712	3,408,363
Vinci S.A.	22,882	2,481,260
		42,469,637
Germany-1.98%
adidas AG	6,241	1,648,912
Allianz SE	10,469	3,420,665
Bayerische Motoren Werke AG	28,576	2,325,456
Deutsche Boerse AG	9,693	2,399,503
Deutsche Post AG	42,264	1,524,777
Deutsche Telekom AG	112,384	3,778,183
Mercedes-Benz Group AG	44,822	2,732,630
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class R	4,101	2,227,483
SAP SE	27,405	7,567,770
Siemens AG	21,250	4,564,935
Volkswagen AG, Preference Shares	24,239	2,476,677
		34,666,991
Hong Kong-0.37%
AIA Group Ltd.	407,590	2,865,528
Hong Kong Exchanges & Clearing Ltd.	53,833	2,107,088
MTR Corp. Ltd.	481,737	1,510,269
		6,482,885
India-1.25%
Axis Bank Ltd.	105,061	1,190,399
Bharti Airtel Ltd.	113,298	2,119,184
HDFC Bank Ltd.	156,206	3,057,479
Hindustan Unilever Ltd.	53,625	1,525,476
ICICI Bank Ltd.	175,671	2,528,002
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
India-(continued)
Infosys Ltd.	112,243	$2,442,333
Kotak Mahindra Bank Ltd.	72,493	1,585,433
Mahindra & Mahindra Ltd.	47,100	1,618,744
Power Grid Corp. of India Ltd.	410,555	1,425,756
Reliance Industries Ltd.	207,820	3,024,376
Tata Consultancy Services Ltd.	29,384	1,390,408
		21,907,590
Ireland-0.44%
Accenture PLC, Class A	15,647	6,023,313
Flutter Entertainment PLC(b)	6,391	1,706,205
		7,729,518
Italy-0.52%
Enel S.p.A.	266,362	1,897,143
Ferrari N.V.	3,745	1,610,065
Intesa Sanpaolo S.p.A.	467,119	2,026,038
Terna S.p.A.	195,081	1,612,543
UniCredit S.p.A.	42,220	1,942,900
		9,088,689
Japan-4.71%
Advantest Corp.	24,100	1,334,529
Bridgestone Corp.	56,754	2,039,040
Canon, Inc.	53,148	1,715,614
Daiichi Sankyo Co. Ltd.	62,167	1,735,984
Daiwa House Industry Co. Ltd.	60,575	1,911,360
Denso Corp.	154,613	2,142,998
FANUC Corp.	57,709	1,721,977
Fast Retailing Co. Ltd.	6,502	2,144,869
FUJIFILM Holdings Corp.	89,734	1,980,067
Hitachi Ltd.	137,338	3,458,201
Honda Motor Co. Ltd.	288,576	2,735,738
Hoya Corp.	11,023	1,482,576
Hulic Co. Ltd.	169,152	1,493,186
KDDI Corp.	69,654	2,324,265
Keyence Corp.	5,941	2,562,890
Komatsu Ltd.	64,586	1,951,207
Kyocera Corp.	171,071	1,778,491
Mitsubishi Corp.	116,042	1,853,708
Mitsubishi Electric Corp.	93,419	1,533,650
Mitsubishi Heavy Industries Ltd.	106,700	1,564,052
Mitsubishi UFJ Financial Group, Inc.	305,641	3,871,373
Mizuho Financial Group, Inc.	91,682	2,528,534
Murata Manufacturing Co. Ltd.	97,160	1,528,877
Nintendo Co. Ltd.	35,537	2,335,083
Nippon Telegraph & Telephone Corp.	1,663,883	1,640,602
Obayashi Corp.	114,381	1,538,582
Recruit Holdings Co. Ltd.	40,951	2,862,582
SECOM Co. Ltd.	44,794	1,509,755
Sekisui House Ltd.(a)	77,140	1,775,712
Shin-Etsu Chemical Co. Ltd.	58,050	1,802,527
SMC Corp.	3,700	1,402,244
SoftBank Corp.	1,694,179	2,182,607
SoftBank Group Corp.	29,988	1,836,117
Sony Group Corp.	182,481	4,033,608
Sumitomo Mitsui Financial Group, Inc.	114,235	2,819,559
Takeda Pharmaceutical Co. Ltd.	108,973	2,936,014
Terumo Corp.	80,172	1,507,523
Tokio Marine Holdings, Inc.	61,564	2,033,801
Tokyo Electron Ltd.	16,492	2,786,338
		82,395,840
	Shares	Value
Mexico-0.16%
Grupo Financiero Banorte S.A.B. de C.V., Class O	207,623	$1,440,363
Southern Copper Corp.	15,085	1,382,088
		2,822,451
Netherlands-0.91%
Akzo Nobel N.V.	27,695	1,576,282
ASML Holding N.V.	10,042	7,444,100
ING Groep N.V.	100,100	1,667,200
Koninklijke Ahold Delhaize N.V.	45,358	1,611,247
Prosus N.V.(b)	39,037	1,494,209
Wolters Kluwer N.V.	11,667	2,123,845
		15,916,883
New Zealand-0.10%
Meridian Energy Ltd.	541,806	1,805,244
Norway-0.18%
Aker BP ASA	78,617	1,643,006
Equinor ASA	64,795	1,562,482
		3,205,488
Portugal-0.09%
EDP S.A.	479,513	1,510,798
Singapore-0.86%
CapitaLand Ascendas REIT	1,084,682	2,062,006
CapitaLand Integrated Commercial Trust	1,618,182	2,316,213
DBS Group Holdings Ltd.	74,721	2,452,439
Oversea-Chinese Banking Corp. Ltd.	171,234	2,190,016
Singapore Exchange Ltd.	247,300	2,231,149
Singapore Telecommunications Ltd.	693,112	1,698,148
United Overseas Bank Ltd.	73,197	2,017,654
		14,967,625
South Africa-0.24%
FirstRand Ltd.	351,995	1,433,052
Naspers Ltd.	6,420	1,354,437
Standard Bank Group Ltd.	113,660	1,325,862
		4,113,351
South Korea-0.41%
Samsung Electronics Co. Ltd.	139,083	4,967,172
SK hynix, Inc.	16,573	2,231,217
		7,198,389
Spain-0.81%
Amadeus IT Group S.A.	24,661	1,808,373
Banco Bilbao Vizcaya Argentaria S.A.	184,479	2,104,639
Banco Santander S.A.	473,756	2,432,799
Iberdrola S.A.	262,757	3,720,859
Industria de Diseno Textil S.A.	43,029	2,340,483
Redeia Corp. S.A.	102,027	1,719,766
		14,126,919
Sweden-0.77%
Assa Abloy AB, Class B	67,414	2,070,630
Atlas Copco AB, Class A	148,129	2,480,975
Boliden AB	64,227	1,934,040
Investor AB, Class B	69,394	1,981,162
Sandvik AB	113,996	2,358,132
Volvo AB, Class B	94,449	2,609,087
		13,434,026
Switzerland-1.70%
ABB Ltd.	61,885	3,379,805
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Switzerland-(continued)
Chocoladefabriken Lindt & Spruengli AG, PC	131	$1,509,283
Cie Financiere Richemont S.A.	17,436	3,380,727
Givaudan S.A.	444	1,945,056
Lonza Group AG	2,517	1,600,756
Nestle S.A.	69,479	5,919,138
Schindler Holding AG, PC	5,252	1,522,120
Sika AG(b)	8,084	2,059,149
TE Connectivity PLC	16,423	2,430,111
UBS Group AG(b)	92,109	3,257,378
Zurich Insurance Group AG	4,370	2,655,940
		29,659,463
Taiwan-2.27%
Cathay Financial Holding Co. Ltd.	958,116	1,931,830
E.Sun Financial Holding Co. Ltd.	2,184,115	1,841,916
First Financial Holding Co. Ltd.	2,491,000	2,102,030
Fubon Financial Holding Co. Ltd.	710,150	1,989,262
Hon Hai Precision Industry Co. Ltd.	368,700	1,968,724
MediaTek, Inc.	45,213	1,958,042
Mega Financial Holding Co. Ltd.	1,507,000	1,772,179
SinoPac Financial Holdings Co. Ltd.	2,376,413	1,635,733
Taishin Financial Holding Co. Ltd.	3,257,511	1,729,115
Taiwan Cooperative Financial Holding Co. Ltd.	2,770,800	2,054,359
Taiwan Semiconductor Manufacturing Co. Ltd.	563,148	18,793,996
Yuanta Financial Holding Co. Ltd.	1,859,155	1,955,286
		39,732,472
United Kingdom-2.65%
3i Group PLC	44,614	2,147,989
Aviva PLC	349,397	2,219,406
Barclays PLC	483,673	1,776,451
Compass Group PLC	69,797	2,409,955
Diageo PLC	79,018	2,359,014
Haleon PLC	375,821	1,755,528
HSBC Holdings PLC	463,361	4,849,746
Informa PLC	171,695	1,835,975
Lloyds Banking Group PLC	2,208,349	1,701,554
London Stock Exchange Group PLC	20,992	3,130,457
Reckitt Benckiser Group PLC	31,012	2,055,170
RELX PLC	68,145	3,391,076
Rolls-Royce Holdings PLC(b)	267,404	1,998,068
Segro PLC	162,518	1,439,987
Shell PLC	150,983	4,968,089
Smiths Group PLC	84,577	2,158,800
Tesco PLC	411,848	1,899,539
Unilever PLC	71,975	4,131,329
		46,228,133
United States-68.82%
3M Co.	15,195	2,312,679
Abbott Laboratories	47,178	6,035,482
AbbVie, Inc.	42,780	7,867,242
Adobe, Inc.(b)	10,718	4,688,589
Advanced Micro Devices, Inc.(b)	39,252	4,551,269
Aflac, Inc.	15,287	1,641,518
Agilent Technologies, Inc.	11,752	1,780,663
Air Products and Chemicals, Inc.	5,665	1,899,248
Airbnb, Inc., Class A(b)	13,370	1,753,743
Alcon AG	16,898	1,546,593
Allstate Corp. (The)	7,725	1,485,749
	Shares	Value
United States-(continued)
Alphabet, Inc., Class A	154,921	$31,606,982
Alphabet, Inc., Class C	89,837	18,470,487
Amazon.com, Inc.(b)	209,901	49,889,270
American Express Co.	14,320	4,545,884
American International Group, Inc.	24,928	1,836,196
American Tower Corp.	13,820	2,556,009
American Water Works Co., Inc.	11,909	1,484,338
Ameriprise Financial, Inc.	3,218	1,748,532
AMETEK, Inc.	9,142	1,687,248
Amgen, Inc.	14,159	4,041,262
Amphenol Corp., Class A	37,542	2,657,223
Analog Devices, Inc.	16,434	3,482,200
Aon PLC, Class A	5,828	2,161,139
Apollo Global Management, Inc.(a)	12,369	2,114,852
Apple, Inc.	338,567	79,901,812
Applied Materials, Inc.	25,627	4,621,829
AppLovin Corp., Class A(b)	5,503	2,033,854
Ares Management Corp., Class A	9,433	1,869,809
Arista Networks, Inc.(b)	26,915	3,101,415
Arthur J. Gallagher & Co.	6,492	1,959,415
AT&T, Inc.	187,946	4,459,959
Autodesk, Inc.(b)	7,930	2,468,926
Automatic Data Processing, Inc.	10,629	3,220,693
AutoZone, Inc.(b)	486	1,628,202
AvalonBay Communities, Inc.	9,054	2,005,552
Avery Dennison Corp.	7,614	1,414,148
Axon Enterprise, Inc.(b)	2,485	1,620,667
Baker Hughes Co., Class A	40,837	1,885,853
Bank of America Corp.	165,263	7,651,677
Bank of New York Mellon Corp. (The)	26,732	2,297,081
Becton, Dickinson and Co.	10,768	2,666,157
BlackRock, Inc.	3,755	4,038,502
Blackstone, Inc., Class A	18,601	3,294,423
Block, Inc., Class A(b)	18,300	1,662,006
Booking Holdings, Inc.	863	4,088,514
Boston Scientific Corp.(b)	47,274	4,838,967
BP PLC	569,589	2,952,952
Bristol-Myers Squibb Co.	52,428	3,090,631
Broadcom, Inc.	99,849	22,093,588
Cadence Design Systems, Inc.(a)(b)	7,395	2,200,900
Capital One Financial Corp.	12,021	2,448,798
Cardinal Health, Inc.	11,439	1,414,547
Carrier Global Corp.	27,644	1,807,365
Carvana Co.(b)	3,295	815,447
Caterpillar, Inc.	12,060	4,479,566
CBRE Group, Inc., Class A(b)	11,100	1,606,614
Cencora, Inc.	7,756	1,971,653
Charles Schwab Corp. (The)	39,316	3,252,220
Cheniere Energy, Inc.	7,216	1,613,858
Chevron Corp.	41,675	6,217,493
Chipotle Mexican Grill, Inc.(b)	39,678	2,315,211
Chubb Ltd.	9,985	2,714,722
Church & Dwight Co., Inc.	14,632	1,543,969
Cigna Group (The)	7,448	2,191,276
Cintas Corp.	10,108	2,027,362
Cisco Systems, Inc.	104,295	6,320,277
Citigroup, Inc.	51,329	4,179,720
CME Group, Inc., Class A	10,543	2,493,630
Coca-Cola Co. (The)	108,192	6,868,028
Cognizant Technology Solutions Corp., Class A	23,901	1,974,462
Coinbase Global, Inc., Class A(b)	5,350	1,558,616
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
United States-(continued)
Colgate-Palmolive Co.	28,320	$2,455,344
Comcast Corp., Class A	100,914	3,396,765
ConocoPhillips	34,106	3,370,696
Consolidated Edison, Inc.	19,786	1,854,740
Constellation Energy Corp.	8,082	2,424,438
Copart, Inc.(b)	28,006	1,622,388
Corning, Inc.	34,447	1,794,000
Corteva, Inc.	28,686	1,872,335
Costco Wholesale Corp.	9,981	9,780,182
Coterra Energy, Inc.	60,071	1,665,168
CRH PLC	18,534	1,835,422
CrowdStrike Holdings, Inc., Class A(a)(b)	6,206	2,470,422
CSX Corp.	68,103	2,238,546
Cummins, Inc.	5,960	2,123,250
CVS Health Corp.	37,487	2,117,266
D.R. Horton, Inc.	8,811	1,250,281
Danaher Corp.	16,316	3,634,226
Deere & Co.	7,699	3,669,035
Devon Energy Corp.	46,267	1,577,705
Diamondback Energy, Inc.	10,851	1,783,470
Digital Realty Trust, Inc.(a)	10,106	1,655,969
Discover Financial Services	9,177	1,845,403
DoorDash, Inc., Class A(b)	8,597	1,623,372
Dover Corp.	11,499	2,342,116
DuPont de Nemours, Inc.	20,921	1,606,733
Eaton Corp. PLC	11,386	3,716,846
Ecolab, Inc.	9,865	2,468,124
Edison International	20,754	1,120,716
Edwards Lifesciences Corp.(b)	25,176	1,824,001
Elevance Health, Inc.	6,108	2,416,936
Eli Lilly and Co.	18,239	14,793,288
Emerson Electric Co.	20,103	2,612,385
EOG Resources, Inc.	20,116	2,530,392
Equifax, Inc.	5,847	1,606,639
Equinix, Inc.	2,872	2,624,032
Equity Residential	23,315	1,646,738
Eversource Energy	24,630	1,420,658
Exelon Corp.	41,562	1,662,480
Experian PLC	42,009	2,073,774
Exxon Mobil Corp.	102,026	10,899,438
Fair Isaac Corp.(b)	690	1,292,756
Fastenal Co.	18,123	1,327,329
FedEx Corp.	5,711	1,512,673
Ferguson Enterprises, Inc.	6,910	1,251,539
Ferrovial SE	47,024	2,011,301
Fidelity National Information Services, Inc.	16,682	1,359,083
Fiserv, Inc.(b)	15,363	3,319,023
Ford Motor Co.	147,606	1,487,868
Fortinet, Inc.(b)	18,777	1,894,224
Freeport-McMoRan, Inc.	72,664	2,605,004
Garmin Ltd.	6,811	1,470,154
Gartner, Inc.(b)	3,310	1,796,767
GE HealthCare Technologies, Inc.	16,857	1,488,473
GE Vernova, Inc.	7,038	2,624,329
General Electric Co.	27,177	5,532,422
General Mills, Inc.	28,392	1,707,495
General Motors Co.	35,832	1,772,251
Gilead Sciences, Inc.	34,832	3,385,670
Goldman Sachs Group, Inc. (The)	8,152	5,220,541
GSK PLC	151,426	2,643,419
Halliburton Co.	57,044	1,484,285
HCA Healthcare, Inc.	4,951	1,633,384
	Shares	Value
United States-(continued)
Healthpeak Properties, Inc.	67,130	$1,386,906
HEICO Corp., Class A	7,320	1,393,216
Hershey Co. (The)	8,747	1,305,490
Hess Corp.	11,911	1,655,986
Hilton Worldwide Holdings, Inc.	10,856	2,779,896
Home Depot, Inc. (The)	24,004	9,889,168
Host Hotels & Resorts, Inc.	79,688	1,331,586
Howmet Aerospace, Inc.	14,734	1,865,030
HP, Inc.	44,054	1,431,755
Illinois Tool Works, Inc.(a)	8,329	2,158,544
Ingersoll Rand, Inc.(a)	17,462	1,637,936
Intel Corp.	109,038	2,118,608
Intercontinental Exchange, Inc.	16,193	2,588,127
International Business Machines Corp.	22,073	5,644,066
Interpublic Group of Cos., Inc. (The)	49,023	1,405,489
Intuit, Inc.	7,402	4,452,377
Intuitive Surgical, Inc.(b)	8,836	5,053,132
IQVIA Holdings, Inc.(b)	9,419	1,896,610
Iron Mountain, Inc.	13,785	1,400,142
Johnson & Johnson	61,875	9,414,281
Johnson Controls International PLC	23,734	1,851,252
JPMorgan Chase & Co.	65,075	17,394,547
Kenvue, Inc.	66,493	1,415,636
Keurig Dr Pepper, Inc.	52,473	1,684,383
Kimberly-Clark Corp.	13,679	1,777,860
Kimco Realty Corp.	66,906	1,502,040
Kinder Morgan, Inc.	64,338	1,768,008
KKR & Co., Inc., Class A	17,312	2,892,316
KLA Corp.	3,811	2,813,433
Lam Research Corp.	44,955	3,643,603
Lennar Corp., Class A	8,790	1,153,600
Linde PLC	12,218	5,450,694
Lowe’s Cos., Inc.	13,522	3,516,261
Marriott International, Inc., Class A	8,524	2,476,989
Marsh & McLennan Cos., Inc.	16,636	3,608,016
Marvell Technology, Inc.	24,547	2,770,374
Mastercard, Inc., Class A	20,036	11,128,595
McDonald’s Corp.	18,871	5,448,058
McKesson Corp.	4,314	2,565,751
Medtronic PLC	35,344	3,209,942
Merck & Co., Inc.	65,562	6,478,837
Meta Platforms, Inc., Class A	49,181	33,894,562
MetLife, Inc.	19,450	1,682,620
Microchip Technology, Inc.	21,752	1,181,134
Micron Technology, Inc.	27,795	2,536,016
Microsoft Corp.	157,853	65,518,466
MicroStrategy, Inc., Class A(b)	4,847	1,622,727
Millrose Properties, Inc.(b)(d)	4,395	48,609
Mondelez International, Inc., Class A	45,217	2,622,134
Moody’s Corp.	5,546	2,769,894
Morgan Stanley	31,596	4,373,834
Motorola Solutions, Inc.	4,410	2,069,392
Nasdaq, Inc.	22,173	1,825,725
Netflix, Inc.(b)	10,044	9,810,577
Newmont Corp.	41,346	1,766,301
NextEra Energy, Inc.(a)	49,721	3,558,035
NIKE, Inc., Class B(a)	33,231	2,555,464
Norfolk Southern Corp.	7,435	1,898,156
Novartis AG	55,009	5,775,289
Nucor Corp.	10,154	1,304,078
NVIDIA Corp.	543,699	65,281,939
Omnicom Group, Inc.(a)	15,760	1,367,810
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
United States-(continued)
ONEOK, Inc.	18,590	$1,806,390
Oracle Corp.	38,207	6,497,482
O’Reilly Automotive, Inc.(b)	1,564	2,024,473
Otis Worldwide Corp.	19,422	1,853,247
PACCAR, Inc.	20,614	2,285,680
Palantir Technologies, Inc., Class A(b)	49,539	4,086,472
Palo Alto Networks, Inc.(a)(b)	17,378	3,204,851
Parker-Hannifin Corp.	4,089	2,891,127
Paychex, Inc.(a)	10,711	1,581,693
PayPal Holdings, Inc.(b)	26,846	2,378,019
PepsiCo, Inc.	36,707	5,531,378
Pfizer, Inc.	158,558	4,204,958
PG&E Corp.	86,154	1,348,310
Phillips 66	12,760	1,504,021
PNC Financial Services Group, Inc. (The)	11,273	2,265,309
PPG Industries, Inc.	18,229	2,103,262
Procter & Gamble Co. (The)	57,371	9,523,012
Progressive Corp. (The)	13,843	3,411,469
Prologis, Inc.	29,222	3,484,723
Prudential Financial, Inc.	15,087	1,821,906
Public Service Enterprise Group, Inc.	19,820	1,655,763
Public Storage	4,840	1,444,643
QUALCOMM, Inc.	29,377	5,080,165
Quanta Services, Inc.	4,849	1,491,601
Realty Income Corp.	33,365	1,823,064
Regency Centers Corp.(a)	23,836	1,712,378
Regeneron Pharmaceuticals, Inc.(b)	2,958	1,990,675
Republic Services, Inc.	8,990	1,949,661
Roche Holding AG	17,719	5,586,920
Roper Technologies, Inc.(a)	3,713	2,137,388
Ross Stores, Inc.	11,333	1,706,296
Royal Caribbean Cruises Ltd.	6,877	1,833,408
S&P Global, Inc.	9,384	4,892,911
Salesforce, Inc.	23,732	8,109,224
Sanofi S.A.	36,975	4,026,848
Schlumberger N.V.	50,503	2,034,261
ServiceNow, Inc.(b)	5,514	5,615,347
Sherwin-Williams Co. (The)	6,431	2,303,327
Simon Property Group, Inc.	12,867	2,237,057
Snowflake, Inc., Class A(b)	11,307	2,052,334
Starbucks Corp.	32,051	3,451,252
Stryker Corp.	8,637	3,379,572
Swiss Re AG	11,421	1,748,798
Synopsys, Inc.(b)	4,787	2,515,473
Sysco Corp.	21,977	1,602,563
Target Corp.	12,814	1,767,179
Tesla, Inc.(b)	64,472	26,085,371
Texas Instruments, Inc.	22,319	4,120,311
Thermo Fisher Scientific, Inc.	10,274	6,141,283
TJX Cos., Inc. (The)	28,651	3,575,358
T-Mobile US, Inc.	15,424	3,593,329
Trade Desk, Inc. (The), Class A(b)	12,579	1,492,876
Trane Technologies PLC	6,943	2,518,573
TransDigm Group, Inc.	1,876	2,538,866
Travelers Cos., Inc. (The)	7,284	1,785,891
Truist Financial Corp.	41,111	1,957,706
	Shares	Value
United States-(continued)
U.S. Bancorp	45,295	$2,164,195
Uber Technologies, Inc.(b)	47,383	3,167,554
Union Pacific Corp.	16,721	4,143,297
United Parcel Service, Inc., Class B	17,985	2,054,427
United Rentals, Inc.	2,050	1,554,023
UnitedHealth Group, Inc.	20,920	11,348,891
Ventas, Inc.	24,983	1,509,473
Verizon Communications, Inc.	108,076	4,257,114
Vertex Pharmaceuticals, Inc.(b)	6,642	3,066,479
VICI Properties, Inc.(a)	50,749	1,510,798
Visa, Inc., Class A	40,173	13,731,131
Vulcan Materials Co.	5,178	1,419,549
W.W. Grainger, Inc.	1,317	1,399,536
Wabtec Corp.	7,668	1,594,331
Walmart, Inc.	104,177	10,226,014
Walt Disney Co. (The)	47,425	5,361,870
Waste Management, Inc.	12,440	2,740,034
Wells Fargo & Co.	79,802	6,288,398
Welltower, Inc.	20,247	2,763,311
Weyerhaeuser Co.	54,385	1,665,269
Williams Cos., Inc. (The)	36,758	2,037,496
Workday, Inc., Class A(a)(b)	7,278	1,907,273
Yum! Brands, Inc.	12,683	1,655,132
Zimmer Biomet Holdings, Inc.	15,275	1,672,307
Zoetis, Inc.	12,139	2,074,555
		1,202,871,685
Total Common Stocks & Other Equity Interests (Cost $1,624,747,099)		1,745,860,921
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(e)(f) (Cost $730,587)	730,587	730,587
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $1,625,477,686)		1,746,591,508
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.60%
Invesco Private Government Fund, 4.35%(e)(f)(g)	7,558,080	7,558,080
Invesco Private Prime Fund, 4.48%(e)(f)(g)	20,353,255	20,359,361
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,917,441)		27,917,441
TOTAL INVESTMENTS IN SECURITIES-101.53% (Cost $1,653,395,127)		1,774,508,949
OTHER ASSETS LESS LIABILITIES-(1.53)%		(26,765,330)
NET ASSETS-100.00%		$1,747,743,619
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
January 31, 2025
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2025.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $5,443,131, which represented less than 1% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,973,306	$10,919,290	$(12,162,009)	$-	$-	$730,587	$10,786
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,184,555	31,026,871	(24,653,346)	-	-	7,558,080	47,908 *
Invesco Private Prime Fund	5,474,506	58,582,386	(43,697,531)	-	-	20,359,361	124,430 *
Total	$8,632,367	$100,528,547	$(80,512,886)	$-	$-	$28,648,028	$183,124

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI Global Timber ETF (CUT)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Austria-3.60%
Mondi PLC	118,098	$1,842,211
Brazil-5.75%
Dexco S.A.	109,595	110,693
Klabin S.A.	220,147	845,690
Suzano S.A.	186,153	1,987,565
		2,943,948
Canada-4.78%
Canfor Corp.(a)	15,813	164,763
Cascades, Inc.	21,580	191,475
Interfor Corp.(a)	13,742	161,308
Stella-Jones, Inc.	13,495	653,481
West Fraser Timber Co. Ltd.	14,635	1,273,369
		2,444,396
Chile-1.00%
Empresas CMPC S.A.	300,489	512,217
China-0.71%
Lee & Man Paper Manufacturing Ltd.	344,578	99,247
Nine Dragons Paper Holdings Ltd.(a)(b)	438,620	178,292
Shandong Sun Paper Industry JSC Ltd., A Shares	44,800	86,349
		363,888
Finland-11.15%
Huhtamaki OYJ	25,958	960,417
Metsa Board OYJ(b)	43,098	215,921
Stora Enso OYJ, Class R(b)	155,753	1,728,582
UPM-Kymmene OYJ	94,803	2,801,526
		5,706,446
Germany-0.14%
Mercer International, Inc.	10,717	72,125
India-1.30%
Aditya Birla Real Estate Ltd.	13,426	332,986
Century Plyboards (India) Ltd.	14,835	137,425
Greenpanel Industries Ltd.	16,377	65,703
JK Paper Ltd.	20,361	86,161
West Coast Paper Mills Ltd.	7,056	43,058
		665,333
Indonesia-0.79%
PT Indah Kiat Pulp & Paper Tbk	657,541	271,675
PT Pabrik Kertas Tjiwi Kimia Tbk	374,178	133,054
		404,729
Japan-3.28%
Daio Paper Corp.	22,599	125,449
Hokuetsu Corp.(b)	25,076	236,421
Nippon Paper Industries Co. Ltd.	26,439	151,185
Oji Holdings Corp.	217,294	878,990
Rengo Co. Ltd.	50,652	286,750
		1,678,795
Portugal-0.77%
Altri SGPS S.A.(b)	19,177	114,714
Navigator Co. S.A. (The)	56,987	208,677
Semapa-Sociedade de Investimento e Gestao(b)	4,342	67,759
		391,150
Russia-0.00%
Segezha Group PJSC(a)(c)(d)	1,310,077	0
	Shares	Value
Saudi Arabia-0.40%
Middle East Paper Co.(a)	11,343	$114,966
Saudi Paper Manufacturing Co.	4,851	90,537
		205,503
South Africa-0.81%
Sappi Ltd.	161,500	413,477
Spain-0.26%
Ence Energia y Celulosa S.A.(b)	36,178	130,829
Sweden-7.10%
Billerud AB	60,005	617,667
Holmen AB, Class B(b)	20,412	775,413
Svenska Cellulosa AB S.C.A., Class B(b)	162,358	2,241,801
		3,634,881
Switzerland-3.50%
SIG Group AG(a)(b)	81,820	1,789,677
Taiwan-1.11%
Cheng Loong Corp.	207,000	121,862
Chung Hwa Pulp Corp.(a)	103,000	51,031
Longchen Paper & Packaging Co. Ltd.(a)	213,000	72,235
Shihlin Paper Corp.(a)	38,000	58,720
YFY, Inc.	289,000	262,446
		566,294
United States-53.44%
Amcor PLC(b)	251,784	2,447,341
Avery Dennison Corp.	12,541	2,329,240
Clearwater Paper Corp.(a)(b)	4,443	142,842
Graphic Packaging Holding Co.(b)	80,340	2,203,726
International Paper Co.(b)	89,291	4,967,258
Louisiana-Pacific Corp.	16,920	1,979,132
Magnera Corp.(a)	9,377	174,975
Packaging Corp. of America	10,681	2,271,421
Pactiv Evergreen, Inc.	11,970	212,348
PotlatchDeltic Corp.	21,124	944,877
Ranpak Holdings Corp.(a)(b)	11,797	86,354
Rayonier, Inc.	39,618	1,035,615
Resolute Forest Products, Inc.(a)	13,637	19,365
Sealed Air Corp.	38,995	1,358,196
Smurfit WestRock PLC	49,913	2,649,881
Sonoco Products Co.(b)	26,307	1,253,265
Sylvamo Corp.(b)	9,334	747,653
Weyerhaeuser Co.	82,403	2,523,180
		27,346,669
Total Common Stocks & Other Equity Interests (Cost $48,097,984)		51,112,568
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(e)(f) (Cost $40,115)	40,115	40,115
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $48,138,099)		51,152,683
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.10%
Invesco Private Government Fund, 4.35%(e)(f)(g)	3,422,841	3,422,841
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Timber ETF (CUT)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.48%(e)(f)(g)	8,907,813	$8,910,485
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,333,326)		12,333,326
TOTAL INVESTMENTS IN SECURITIES-124.07% (Cost $60,471,425)		63,486,009
OTHER ASSETS LESS LIABILITIES-(24.07)%		(12,316,803)
NET ASSETS-100.00%		$51,169,206

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2025 represented less than 1% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$704	$2,210,285	$(2,170,874)	$-	$-	$40,115	$718
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,368,371	8,440,486	(7,386,016)	-	-	3,422,841	34,111 *
Invesco Private Prime Fund	6,192,193	21,079,466	(18,361,174)	99	(99)	8,910,485	90,221 *
Total	$8,561,268	$31,730,237	$(27,918,064)	$99	$(99)	$12,373,441	$125,050

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI Green Building ETF (GBLD)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.69%
Australia-2.38%
Centuria Office REIT(a)	9,623	$6,987
Cromwell Property Group	35,701	8,630
Growthpoint Properties Australia Ltd.	6,336	9,464
Vicinity Ltd.	95,426	129,755
		154,836
Austria-0.35%
CA Immobilien Anlagen AG(a)	925	22,888
Brazil-0.47%
ALLOS S.A.	9,300	30,249
Canada-1.18%
First Capital REIT	2,615	30,009
RioCan REIT(a)	3,633	46,358
		76,367
China-0.13%
Shimao Group Holdings Ltd.(b)	37,600	4,102
SOHO China Ltd.(b)	51,736	4,331
		8,433
Finland-0.12%
Citycon OYJ(a)(b)	2,283	8,100
France-9.79%
Carmila S.A.	1,393	24,194
Covivio S.A.	1,369	72,904
Gecina S.A.	1,128	110,350
Klepierre S.A.	5,296	157,996
Mercialys S.A.	2,303	25,333
Unibail-Rodamco-Westfield SE	2,918	244,821
		635,598
Hong Kong-2.49%
Fortune REIT	37,418	19,217
Hang Lung Properties Ltd.	47,200	37,338
Henderson Land Development Co. Ltd.	35,373	98,110
Yuexiu REIT	63,005	7,216
		161,881
India-2.20%
Brookfield India Real Estate Trust(c)	7,413	25,502
Embassy Office Parks REIT	20,925	89,300
Mindspace Business Parks REIT(c)	5,094	21,986
Nesco Ltd.	523	5,797
		142,585
Japan-29.24%
Activia Properties, Inc.	17	37,049
AEON REIT Investment Corp.(a)	39	31,547
CRE Logistics REIT, Inc.(a)	14	13,591
Daiwa House Industry Co. Ltd.	14,601	460,714
Daiwa House REIT Investment Corp.	57	89,828
Daiwa Office Investment Corp.	13	24,701
Frontier Real Estate Investment Corp.	65	33,978
Fukuoka REIT Corp.	17	16,132
Global One Real Estate Investment Corp.	25	16,989
GLP J-Reit	115	94,316
Hulic Reit, Inc.(a)	32	29,272
Isetan Mitsukoshi Holdings Ltd.	8,148	141,031
Japan Excellent, Inc.(a)	30	24,284
Japan Logistics Fund, Inc.(a)	66	38,280
Japan Metropolitan Fund Investment Corp.	177	107,922
Japan Prime Realty Investment Corp.(a)	21	46,320
Japan Real Estate Investment Corp.	158	111,491
	Shares	Value
Japan-(continued)
LaSalle Logiport REIT	44	$40,726
Mirai Corp.	47	12,580
Mitsubishi Estate Logistics REIT Investment Corp.(a)	12	27,550
Mori Hills REIT Investment Corp.(a)	38	30,788
Nippon Building Fund, Inc.	188	149,857
Nippon Prologis REIT, Inc.	56	85,538
Nomura Real Estate Master Fund, Inc.(a)	98	94,533
ORIX JREIT, Inc.	65	72,237
Sekisui House REIT, Inc.	108	55,298
SOSiLA Logistics REIT, Inc.	17	12,130
		1,898,682
Mexico-2.39%
Fibra Uno Administracion S.A. de C.V.	70,180	73,030
Prologis Property Mexico S.A. de C.V.	26,180	81,932
		154,962
Netherlands-0.60%
Eurocommercial Properties N.V.	1,072	26,218
Wereldhave N.V.	846	12,859
		39,077
Romania-1.73%
NEPI Rockcastle N.V.(b)	14,852	112,022
Singapore-9.94%
CapitaLand Ascendas REIT	92,299	175,463
CapitaLand India Trust	24,958	18,749
CapitaLand Integrated Commercial Trust	143,558	205,484
City Developments Ltd.	12,207	45,378
Frasers Centrepoint Trust	31,121	48,979
Frasers Logistics & Commercial Trust(a)(c)	69,115	44,955
Keppel REIT	61,061	38,409
Lendlease Global Commercial REIT	40,706	16,613
Mapletree Pan Asia Commercial Trust(a)	58,095	51,593
		645,623
South Africa-0.60%
Redefine Properties Ltd.	164,337	38,941
Spain-2.47%
Inmobiliaria Colonial SOCIMI S.A.	6,925	39,157
Merlin Properties SOCIMI S.A.	9,679	111,775
Neinor Homes S.A.(b)(c)	557	9,740
		160,672
Sweden-1.16%
Atrium Ljungberg AB, Class B	1,268	22,483
Fabege AB	5,680	42,594
Platzer Fastigheter Holding AB, Class B	1,363	10,522
		75,599
United Kingdom-5.51%
Berkeley Group Holdings PLC (The)	2,506	120,156
Crest Nicholson Holdings PLC(a)	5,978	13,275
Land Securities Group PLC	17,359	125,459
Tritax Big Box REIT PLC	54,763	99,209
		358,099
United States-26.94%
Alexandria Real Estate Equities, Inc.	3,873	377,037
American Assets Trust, Inc.(a)	1,195	29,015
Beazer Homes USA, Inc.(a)(b)	721	15,977
Brandywine Realty Trust(a)	4,228	23,212
BXP, Inc.(a)	3,692	270,033
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Green Building ETF (GBLD)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
United States-(continued)
Cousins Properties, Inc.	3,732	$113,938
Douglas Emmett, Inc.(a)	4,106	75,386
Empire State Realty Trust, Inc., Class A	3,451	32,992
Highwoods Properties, Inc.(a)	2,600	77,454
Hudson Pacific Properties, Inc.(a)	3,103	9,712
JBG SMITH Properties, (Acquired 04/20/2021 - 12/06/2024; Cost $47,659)(a)(d)	2,016	31,268
KB Home	1,799	120,713
Kilroy Realty Corp.(a)	2,735	106,720
Meritage Homes Corp.(a)	1,782	138,764
Paramount Group, Inc.	4,244	20,753
Piedmont Office Realty Trust, Inc., Class A(a)	3,042	26,587
SL Green Realty Corp.	1,590	107,150
Vornado Realty Trust(a)	4,000	173,040
		1,749,751
Total Common Stocks & Other Equity Interests (Cost $7,899,830)		6,474,365
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(e)(f) (Cost $7,861)	7,861	7,861
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.81% (Cost $7,907,691)		6,482,226
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.86%
Invesco Private Government Fund, 4.35%(e)(f)(g)	393,948	$393,948
Invesco Private Prime Fund, 4.48%(e)(f)(g)	1,025,302	1,025,610
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,419,558)		1,419,558
TOTAL INVESTMENTS IN SECURITIES-121.67% (Cost $9,327,249)		7,901,784
OTHER ASSETS LESS LIABILITIES-(21.67)%		(1,407,228)
NET ASSETS-100.00%		$6,494,556

Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2025.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $102,183, which represented 1.57% of the Fund’s Net Assets.

(d)	Restricted security. The value of this security at January 31, 2025 represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$217,345	$(209,484)	$-	$-	$7,861	$125
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	263,099	932,538	(801,689)	-	-	393,948	2,991 *
Invesco Private Prime Fund	686,794	2,209,726	(1,870,910)	8	(8)	1,025,610	8,015 *
Total	$949,893	$3,359,609	$(2,882,083)	$8	$(8)	$1,427,419	$11,131

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Green Building ETF (GBLD)—(continued)
January 31, 2025
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco RAFI Developed Markets ex-U.S. ETF (PXF)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.74%
Australia-5.69%
AGL Energy Ltd.	88,471	$631,395
Ampol Ltd.	22,490	404,889
ANZ Group Holdings Ltd.	204,771	3,879,562
APA Group(a)	89,336	377,994
Aristocrat Leisure Ltd.	22,586	1,053,704
ASX Ltd.(a)	9,803	385,638
Aurizon Holdings Ltd.	162,243	329,434
Bank of Queensland Ltd.(a)	95,818	414,114
Bendigo & Adelaide Bank Ltd.	53,776	452,767
BHP Group Ltd.	535,746	13,201,144
BlueScope Steel Ltd.	57,242	749,948
Brambles Ltd.	90,062	1,104,231
Coles Group Ltd.	98,818	1,195,078
Commonwealth Bank of Australia	73,141	7,241,520
Computershare Ltd.	29,967	653,572
CSL Ltd.	13,701	2,373,180
Dexus(a)	131,079	586,580
Endeavour Group Ltd.(a)	157,371	411,854
Evolution Mining Ltd.	186,117	648,907
Fortescue Ltd.	183,716	2,158,662
Glencore PLC(b)	1,464,930	6,342,689
Goodman Group	54,513	1,219,658
GPT Group (The)	207,190	590,121
Incitec Pivot Ltd.	219,838	407,432
Insurance Australia Group Ltd.	222,389	1,265,384
James Hardie Industries PLC, CDI(b)	12,742	429,685
JB Hi-Fi Ltd.	12,132	759,428
Lendlease Corp. Ltd.(a)	90,222	360,605
Macquarie Group Ltd.	25,032	3,715,260
Medibank Pvt. Ltd.	239,060	591,398
Metcash Ltd.(a)	132,850	260,401
Mineral Resources Ltd.(a)	10,900	233,302
Mirvac Group(a)	453,864	550,860
National Australia Bank Ltd.(a)	150,713	3,726,064
Northern Star Resources Ltd.	60,475	642,162
Orica Ltd.	34,792	378,390
Origin Energy Ltd.(a)	156,762	1,014,351
Orora Ltd.	177,792	259,618
Qantas Airways Ltd.(b)	86,869	505,054
QBE Insurance Group Ltd.	122,696	1,588,953
Ramsay Health Care Ltd.	18,012	375,409
Rio Tinto Ltd.	43,650	3,154,081
Rio Tinto PLC	173,710	10,483,515
Santos Ltd.	342,152	1,486,389
Scentre Group	461,431	1,047,695
Sonic Healthcare Ltd.	38,078	671,151
South32 Ltd.	837,153	1,724,636
Stockland	275,858	876,801
Suncorp Group Ltd.	97,705	1,256,810
Telstra Group Ltd.	519,568	1,272,652
Transurban Group(a)	175,208	1,447,962
Treasury Wine Estates Ltd.(a)	56,303	374,745
Vicinity Ltd.	404,610	550,165
Viva Energy Group Ltd.(c)	164,832	263,497
Washington H Soul Pattinson & Co. Ltd.(a)	13,229	280,047
Wesfarmers Ltd.	47,750	2,256,652
Westpac Banking Corp.	221,611	4,613,335
Whitehaven Coal Ltd.(a)	96,140	362,462
Woodside Energy Group Ltd.	212,567	3,250,372
	Shares	Value
Australia-(continued)
Woolworths Group Ltd.	68,690	$1,295,735
Worley Ltd.	41,271	367,928
		100,507,027
Austria-0.41%
ams-OSRAM AG(a)(b)	16,551	123,207
ANDRITZ AG	5,956	337,932
BAWAG Group AG(b)(c)	11,793	1,068,268
Erste Group Bank AG	39,592	2,439,118
Mondi PLC	80,707	1,258,948
OMV AG	20,195	833,342
Raiffeisen Bank International AG	22,965	520,483
voestalpine AG	10,708	224,421
Wienerberger AG	13,152	384,729
		7,190,448
Belgium-0.64%
Ageas S.A./N.V.	19,299	996,222
Anheuser-Busch InBev S.A./N.V.	77,420	3,822,888
Cofinimmo S.A.(a)	4,482	253,213
Colruyt Group N.V	7,455	275,176
Elia Group S.A./N.V.(a)	3,013	203,742
Groupe Bruxelles Lambert N.V.	9,353	650,631
KBC Group N.V.	34,493	2,651,366
Proximus SADP(a)	34,222	189,984
Syensqo S.A.	6,624	523,012
UCB S.A.	7,584	1,478,551
Umicore S.A.	33,030	333,200
		11,377,985
Brazil-0.05%
Yara International ASA	31,278	937,444
Burkina Faso-0.02%
Endeavour Mining PLC	17,959	366,146
Canada-10.29%
Agnico Eagle Mines Ltd.	28,083	2,619,335
Air Canada(a)(b)	23,942	324,186
Algonquin Power & Utilities Corp.(a)	131,707	588,396
Alimentation Couche-Tard, Inc.	49,527	2,624,683
Allied Properties REIT(a)	28,677	344,144
AltaGas Ltd.(a)	34,621	801,787
ARC Resources Ltd.	42,512	730,622
AtkinsRealis Group, Inc.	13,629	685,285
B2Gold Corp.	169,572	410,977
Bank of Montreal	75,026	7,453,645
Bank of Nova Scotia (The)	190,112	9,761,249
Barrick Gold Corp.(a)	203,657	3,341,198
BCE, Inc.(a)	44,519	1,063,907
Bombardier, Inc., Class B(a)(b)	13,499	792,743
Brookfield Corp.	164,480	10,091,968
Brookfield Renewable Corp.	12,001	320,855
CAE, Inc.(b)	18,374	434,785
Cameco Corp.	7,129	353,780
Canadian Apartment Properties REIT(a)	15,831	442,820
Canadian Imperial Bank of Commerce	118,241	7,474,513
Canadian National Railway Co.	23,309	2,443,482
Canadian Natural Resources Ltd.(a)	185,798	5,664,065
Canadian Pacific Kansas City Ltd.(a)	29,107	2,321,325
Canadian Tire Corp. Ltd., Class A(a)	9,742	1,100,629
Capital Power Corp.	13,656	501,828
Celestica, Inc.(b)	11,343	1,405,334
Cenovus Energy, Inc.	105,589	1,532,526
CGI, Inc., Class A	9,198	1,088,136
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Canada-(continued)
CI Financial Corp.	25,421	$547,124
Constellation Software, Inc.	177	580,897
Dollarama, Inc.	4,211	399,889
Element Fleet Management Corp.	19,325	380,962
Emera, Inc.(a)	36,375	1,386,934
Enbridge, Inc.(a)	269,955	11,715,292
Fairfax Financial Holdings Ltd.	2,039	2,754,230
Finning International, Inc.	14,855	372,234
First Capital REIT	24,909	285,854
Fortis, Inc.	55,876	2,388,210
Franco-Nevada Corp.	5,731	781,822
George Weston Ltd.	5,552	861,217
Gibson Energy, Inc.	24,772	419,409
Gildan Activewear, Inc.	10,478	542,259
Great-West Lifeco, Inc.	37,072	1,202,840
Hydro One Ltd.(c)	23,999	749,342
iA Financial Corp., Inc.	10,561	978,693
Imperial Oil Ltd.	15,242	1,017,396
Intact Financial Corp.	9,339	1,664,673
Keyera Corp.	26,400	751,760
Kinross Gold Corp.	144,735	1,635,983
Loblaw Cos. Ltd.	13,101	1,646,207
Magna International, Inc.	49,843	1,983,051
Manulife Financial Corp.	231,414	6,944,417
MEG Energy Corp.	25,977	427,434
Methanex Corp.	9,320	487,735
Metro, Inc.	20,302	1,273,002
National Bank of Canada	29,450	2,622,997
Northland Power, Inc.(a)	29,513	346,636
Nutrien Ltd.(a)	82,661	4,281,306
Onex Corp.	5,668	436,259
Open Text Corp.	17,160	506,654
Parkland Corp.	22,118	494,056
Pembina Pipeline Corp.	58,769	2,128,791
Power Corp. of Canada	104,817	3,188,116
Restaurant Brands International, Inc.	11,335	699,393
RioCan REIT(a)	38,841	495,620
Royal Bank of Canada	131,353	16,069,825
Saputo, Inc.	24,163	402,925
Shopify, Inc., Class A(b)	6,965	815,697
SmartCentres REIT(a)	16,808	285,037
South Bow Corp.(a)	24,689	592,911
SSR Mining, Inc.(b)	70,216	564,346
Stantec, Inc.	3,652	283,612
Sun Life Financial, Inc.	59,458	3,440,825
Suncor Energy, Inc.	181,543	6,835,519
TC Energy Corp.(a)	121,607	5,499,080
Teck Resources Ltd., Class B	47,554	1,949,443
TELUS Corp.	57,072	830,711
TFI International, Inc.	3,682	486,967
Thomson Reuters Corp.	4,198	707,942
TMX Group Ltd.	13,453	417,826
Toromont Industries Ltd.	3,631	290,555
Toronto-Dominion Bank (The)	200,610	11,484,602
Tourmaline Oil Corp.(a)	25,793	1,179,185
Veren, Inc.	70,086	354,241
Vermilion Energy, Inc.(a)	41,856	386,986
West Fraser Timber Co. Ltd.	12,082	1,051,236
Wheaton Precious Metals Corp.(a)	14,421	902,949
WSP Global, Inc.	4,448	757,473
		181,686,790
	Shares	Value
Chile-0.07%
Antofagasta PLC	28,399	$603,472
Lundin Mining Corp.	69,623	551,888
		1,155,360
China-0.25%
BOC Hong Kong (Holdings) Ltd.	307,647	1,000,117
Lenovo Group Ltd.	1,800,540	2,171,623
SITC International Holdings Co. Ltd.	235,606	560,336
Wilmar International Ltd.	139,029	318,696
Xinyi Glass Holdings Ltd.(a)	319,914	296,118
		4,346,890
Denmark-0.88%
A.P. Moller - Maersk A/S, Class A(a)	1,008	1,461,792
A.P. Moller - Maersk A/S, Class B(a)	1,800	2,663,973
Carlsberg A/S, Class B	6,390	670,704
Coloplast A/S, Class B	3,981	459,447
Danske Bank A/S	62,281	1,863,472
DSV A/S(a)	8,955	1,787,716
Genmab A/S(b)	1,549	305,107
ISS A/S(a)	24,137	457,124
Jyske Bank A/S	4,187	303,462
Novo Nordisk A/S, Class B	37,210	3,148,050
Orsted A/S(a)(b)(c)	18,111	699,839
Pandora A/S	3,040	582,831
Svitzer Group A/S(a)(b)	5,622	165,767
Tryg A/S	23,319	473,403
Vestas Wind Systems A/S(b)	39,637	546,340
		15,589,027
Finland-1.23%
Elisa OYJ	12,567	542,059
Fortum OYJ(a)	108,098	1,573,866
Huhtamaki OYJ	7,077	261,841
Kesko OYJ, Class B(a)	31,324	602,085
Kone OYJ, Class B(a)	24,154	1,252,826
Konecranes OYJ	6,245	376,473
Mandatum OYJ(a)	76,573	379,302
Metso OYJ(a)	33,412	332,326
Neste OYJ(a)	44,313	562,667
Nokia OYJ	753,839	3,562,059
Nordea Bank Abp	466,208	5,556,601
Orion OYJ, Class B	7,100	386,104
Outokumpu OYJ(a)	78,441	251,538
Sampo OYJ	32,727	1,353,781
Stora Enso OYJ, Class R(a)	107,507	1,193,137
TietoEVRY OYJ(a)	13,814	266,855
UPM-Kymmene OYJ	70,788	2,091,858
Valmet OYJ(a)	17,971	490,980
Wartsila OYJ Abp	32,965	624,006
		21,660,364
France-8.18%
Accor S.A.	9,343	481,317
Air France-KLM(a)(b)	59,250	491,382
Air Liquide S.A.	28,442	4,978,599
Airbus SE	24,632	4,269,468
Alstom S.A.(b)	87,524	1,735,944
Amundi S.A.(c)	7,261	512,203
Arkema S.A.	9,397	750,492
AXA S.A.	206,763	7,860,263
BNP Paribas S.A.	187,618	12,842,698
Bollore SE	53,416	316,236
Bouygues S.A.	42,696	1,359,966
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
France-(continued)
Bureau Veritas S.A.	16,197	$507,232
Canal+ S.A.(b)	81,900	186,993
Capgemini SE	7,949	1,447,458
Carrefour S.A.(a)	103,223	1,473,707
Cie de Saint-Gobain S.A.	60,007	5,638,728
Cie Generale des Etablissements Michelin S.C.A.	86,296	3,007,340
Covivio S.A.	8,441	449,512
Credit Agricole S.A.	238,676	3,600,571
Danone S.A.	57,502	4,036,076
Dassault Systemes SE	11,488	449,443
Edenred SE	7,624	263,575
Eiffage S.A.	11,840	1,059,941
Elis S.A.(a)	18,474	378,982
ENGIE S.A.	295,921	4,895,158
EssilorLuxottica S.A.	14,356	3,948,299
Eurazeo SE	6,431	532,000
Forvia SE	78,027	820,620
Gecina S.A.	6,828	667,969
Getlink SE	17,450	279,732
Hermes International S.C.A.	331	932,921
Kering S.A.(a)	5,134	1,346,807
Klepierre S.A.	29,292	873,869
Legrand S.A.	13,686	1,398,219
L’Oreal S.A.	6,451	2,398,491
LVMH Moet Hennessy Louis Vuitton SE	7,590	5,562,870
Nexans S.A.	3,343	326,870
Orange S.A.	332,068	3,578,632
Pernod Ricard S.A.(a)	12,298	1,407,457
Publicis Groupe S.A.	17,172	1,830,062
Renault S.A.	53,672	2,761,113
Rexel S.A.	37,748	1,001,408
Safran S.A.	10,381	2,578,748
Schneider Electric SE	22,597	5,743,041
SCOR SE	21,189	542,460
SEB S.A.	2,567	244,731
Societe Generale S.A.	202,882	6,580,917
Sodexo S.A.(a)	11,531	854,936
Sopra Steria Group	1,258	234,362
SPIE S.A.(a)	13,344	445,643
STMicroelectronics N.V.	28,660	641,619
Technip Energies N.V.	17,924	508,843
Teleperformance SE(a)	5,340	501,084
Thales S.A.	6,375	1,034,094
TotalEnergies SE	349,760	20,304,352
Ubisoft Entertainment S.A.(b)	13,540	156,553
Unibail-Rodamco-Westfield SE(a)	15,747	1,321,175
Valeo SE	104,883	1,171,540
Veolia Environnement S.A.	92,876	2,655,607
Vinci S.A.	46,723	5,066,512
Vivendi SE	84,042	238,037
Wendel SE	3,490	345,610
Worldline S.A.(a)(b)(c)	59,888	531,069
		144,361,556
Germany-9.60%
adidas AG	10,526	2,781,037
Allianz SE	45,353	14,818,742
Aroundtown S.A.(a)(b)	294,289	875,061
Aurubis AG(a)	8,604	676,589
BASF SE	151,078	7,293,684
Bayer AG	240,262	5,387,400
Bayerische Motoren Werke AG(a)	56,050	4,561,234
	Shares	Value
Germany-(continued)
Bayerische Motoren Werke AG, Preference Shares	10,161	$773,663
Beiersdorf AG	3,046	408,320
Brenntag SE	12,923	814,800
Commerzbank AG(a)	169,814	3,285,746
Continental AG	22,631	1,611,791
Covestro AG(b)(c)	33,929	2,007,265
Covestro AG(b)	392	24,165
Daimler Truck Holding AG	78,495	3,463,884
Deutsche Bank AG	456,866	8,960,700
Deutsche Boerse AG	7,661	1,896,481
Deutsche Lufthansa AG(a)	125,249	814,146
Deutsche Post AG	140,221	5,058,816
Deutsche Telekom AG	429,197	14,428,965
E.ON SE	347,669	4,126,614
Evonik Industries AG	50,134	943,362
Freenet AG	16,142	499,052
Fresenius Medical Care AG	33,499	1,667,505
Fresenius SE & Co. KGaA(b)	70,042	2,685,749
FUCHS SE	2,168	74,097
FUCHS SE, Preference Shares(a)	4,502	205,054
GEA Group AG	14,087	745,012
Hannover Rueck SE	5,129	1,354,236
Heidelberg Materials AG	22,766	3,210,184
HelloFresh SE(a)(b)	24,874	274,247
Henkel AG & Co. KGaA	11,127	861,313
Henkel AG & Co. KGaA, Preference Shares(a)	18,222	1,595,604
HOCHTIEF AG	4,265	618,568
HUGO BOSS AG	4,183	196,372
Infineon Technologies AG	54,030	1,780,109
K+S AG(a)	57,755	803,647
KION Group AG	12,861	478,573
Knorr-Bremse AG	6,167	488,448
LANXESS AG	28,771	782,972
LEG Immobilien SE	9,937	820,586
Mercedes-Benz Group AG	150,971	9,204,137
Merck KGaA	6,831	1,033,294
MTU Aero Engines AG	2,438	834,579
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class R	13,438	7,298,932
ProSiebenSat.1 Media SE(a)	61,789	355,739
Puma SE	8,370	263,197
Rheinmetall AG	1,590	1,245,693
RWE AG	92,873	2,883,986
SAP SE	37,694	10,409,032
Siemens AG	52,227	11,219,428
Siemens Energy AG, Class A(b)	95,545	5,696,453
Siemens Healthineers AG(c)	13,301	756,479
Symrise AG	5,521	566,490
TAG Immobilien AG(b)	25,273	376,372
Talanx AG	8,950	761,796
thyssenkrupp AG	170,804	848,189
TUI AG(b)	111,976	949,206
United Internet AG	13,395	225,110
Volkswagen AG	7,479	784,840
Volkswagen AG, Preference Shares	54,803	5,599,626
Vonovia SE	94,706	2,903,366
Wacker Chemie AG	2,656	182,392
Zalando SE(b)(c)	27,417	1,023,893
		169,576,022
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Hong Kong-1.05%
AIA Group Ltd.	776,421	$5,458,564
CK Asset Holdings Ltd.	116,090	485,092
CK Hutchison Holdings Ltd.	136,566	687,731
CLP Holdings Ltd.	61,890	514,610
Hang Seng Bank Ltd.(a)	44,281	554,888
Henderson Land Development Co. Ltd.	101,859	282,514
Hong Kong & China Gas Co. Ltd. (The)	428,183	328,767
Hong Kong Exchanges & Clearing Ltd.	37,014	1,448,772
Jardine Matheson Holdings Ltd.	9,326	375,656
Link REIT	301,194	1,244,512
MTR Corp. Ltd.	98,617	309,169
New World Development Co. Ltd.(a)	271,387	145,629
Orient Overseas International Ltd.	31,947	427,699
Power Assets Holdings Ltd.	60,696	392,698
Prudential PLC	319,915	2,668,006
Sun Hung Kai Properties Ltd.	118,257	1,057,181
Swire Pacific Ltd., Class A	29,771	258,562
Swire Pacific Ltd., Class B	63,799	89,585
Techtronic Industries Co. Ltd.	81,029	1,089,809
WH Group Ltd.	633,035	493,846
Wharf Real Estate Investment Co. Ltd.	95,536	237,744
		18,551,034
Ireland-0.25%
AIB Group PLC	134,561	792,886
Bank of Ireland Group PLC	104,472	1,040,205
Flutter Entertainment PLC(b)	4,085	1,097,821
Kerry Group PLC, Class A	10,025	1,031,618
Kingspan Group PLC	5,786	402,217
		4,364,747
Israel-0.37%
Bank Hapoalim B.M.	77,778	999,018
Bank Leumi le-Israel B.M.	101,883	1,276,628
ICL Group Ltd.	80,372	478,451
Israel Discount Bank Ltd., Class A	100,302	734,241
Mizrahi Tefahot Bank Ltd.	12,500	595,715
Nice Ltd.(b)	1,651	276,310
Teva Pharmaceutical Industries Ltd.(b)	99,353	1,751,103
Tower Semiconductor Ltd.(a)(b)	8,364	392,600
		6,504,066
Italy-3.62%
A2A S.p.A.	314,825	745,044
Assicurazioni Generali S.p.A.	158,740	5,036,684
Azimut Holding S.p.A.	11,736	307,487
Banca Monte dei Paschi di Siena S.p.A.(a)	135,807	871,949
Banca Popolare di Sondrio S.p.A.	40,357	373,419
Banco BPM S.p.A.(a)	217,459	1,915,472
BPER Banca S.p.A.	165,234	1,127,940
Coca-Cola HBC AG(b)	16,297	566,950
Enel S.p.A.	1,509,735	10,752,972
Eni S.p.A.(a)	532,675	7,514,777
Ferrari N.V.	1,402	602,753
FinecoBank Banca Fineco S.p.A.(a)	29,332	558,027
Hera S.p.A.	124,171	455,017
Intesa Sanpaolo S.p.A.	2,555,600	11,084,417
Italgas S.p.A.(a)	70,768	423,646
Iveco Group N.V.	61,290	747,514
Leonardo S.p.A.	42,678	1,336,090
Mediobanca Banca di Credito Finanziario S.p.A.(a)	80,328	1,315,868
Moncler S.p.A.	5,893	373,817
	Shares	Value
Italy-(continued)
Nexi S.p.A.(a)(b)(c)	85,297	$434,066
Pirelli & C. S.p.A.(c)	72,935	439,802
Poste Italiane S.p.A.(c)	70,542	1,072,737
Prysmian S.p.A.	20,844	1,452,896
Snam S.p.A.(a)	235,975	1,093,518
Telecom Italia S.p.A.(a)(b)	4,252,796	1,169,756
Telecom Italia S.p.A., RSP(a)(b)	2,425,381	776,033
Terna S.p.A.	112,377	928,911
UniCredit S.p.A.	211,375	9,727,153
Unipol Assicurazioni S.p.A.	54,214	736,162
		63,940,877
Japan-22.01%
Advantest Corp.	13,283	735,542
AEON Co. Ltd.(a)	59,415	1,441,739
AGC, Inc.	33,619	972,767
Aisin Corp.	86,181	976,388
Ajinomoto Co., Inc.	28,570	1,147,109
Amada Co. Ltd.(a)	40,556	419,423
ANA Holdings, Inc.(a)	14,757	277,265
Aozora Bank Ltd.(a)	29,298	452,920
Asahi Group Holdings Ltd.	182,911	1,984,305
Asahi Kasei Corp.	147,607	1,004,080
Astellas Pharma, Inc.	187,863	1,824,031
Bandai Namco Holdings, Inc.	44,923	1,116,034
Bridgestone Corp.	60,649	2,178,978
Brother Industries Ltd.	32,519	573,890
Canon, Inc.(a)	103,778	3,349,947
Central Japan Railway Co.	85,473	1,587,758
Chiba Bank Ltd. (The)(a)	67,144	572,747
Chubu Electric Power Co., Inc.	73,538	767,321
Chugai Pharmaceutical Co. Ltd.	22,155	956,725
Chugoku Electric Power Co., Inc. (The)(a)	73,914	412,336
Coca-Cola Bottlers Japan Holdings, Inc.	24,695	384,844
Concordia Financial Group Ltd.(a)	125,318	728,801
Cosmo Energy Holdings Co. Ltd.	16,920	731,717
Credit Saison Co. Ltd.	24,412	576,354
CyberAgent, Inc.	42,349	315,799
Dai Nippon Printing Co. Ltd.	43,157	638,844
Daicel Corp.(a)	30,131	267,041
Daifuku Co. Ltd.	15,708	322,907
Dai-ichi Life Holdings, Inc.	105,178	2,876,449
Daiichi Sankyo Co. Ltd.	45,178	1,261,575
Daikin Industries Ltd.	18,372	2,161,412
Daito Trust Construction Co. Ltd.	6,149	659,924
Daiwa House Industry Co. Ltd.	58,047	1,831,593
Daiwa House REIT Investment Corp.	205	323,067
Daiwa Securities Group, Inc.	153,319	1,111,657
Denso Corp.	191,125	2,649,069
Dentsu Group, Inc.	27,868	646,639
Disco Corp.	1,346	390,180
East Japan Railway Co.	106,271	1,894,972
Ebara Corp.	33,912	559,487
Eisai Co. Ltd.(a)	23,329	692,148
Electric Power Development Co. Ltd.	22,832	360,763
ENEOS Holdings, Inc.(a)	474,466	2,389,066
FANUC Corp.	68,180	2,034,421
Fast Retailing Co. Ltd.	4,050	1,336,008
Fuji Electric Co. Ltd.	10,684	509,844
FUJIFILM Holdings Corp.	112,779	2,488,576
Fujikura Ltd.	33,355	1,344,605
Fujitsu Ltd.	148,530	2,877,080
Fukuoka Financial Group, Inc.	22,374	608,198
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
Furukawa Electric Co. Ltd.	16,708	$765,203
GLP J-Reit	363	297,709
Hakuhodo DY Holdings, Inc.	33,479	248,953
Hankyu Hanshin Holdings, Inc.	16,584	422,641
Haseko Corp.(a)	27,539	362,049
Hikari Tsushin, Inc.	1,995	456,436
Hirose Electric Co. Ltd.	2,820	337,620
Hitachi Construction Machinery Co. Ltd.	15,974	383,098
Hitachi Ltd.	344,616	8,677,506
Honda Motor Co. Ltd.	634,467	6,014,829
Hoya Corp.	9,009	1,211,696
Hulic Co. Ltd.	41,401	365,467
IBIDEN Co. Ltd.(a)	6,916	203,119
Idemitsu Kosan Co. Ltd.	178,386	1,192,461
IHI Corp.	33,732	2,021,320
Iida Group Holdings Co. Ltd.	26,546	402,727
Inpex Corp.	161,627	1,931,917
Isetan Mitsukoshi Holdings Ltd.(a)	34,388	595,211
Isuzu Motors Ltd.	88,420	1,190,633
ITOCHU Corp.	106,171	4,896,280
Iwatani Corp.	22,952	251,733
J. Front Retailing Co. Ltd.(a)	37,146	521,279
Japan Airlines Co. Ltd.	15,854	260,539
Japan Exchange Group, Inc.	43,722	462,706
Japan Metropolitan Fund Investment Corp.	514	313,400
Japan Post Bank Co. Ltd.(a)	233,943	2,423,714
Japan Post Holdings Co. Ltd.	336,948	3,524,655
Japan Post Insurance Co. Ltd.	40,182	784,291
Japan Real Estate Investment Corp.	555	391,629
Japan Tobacco, Inc.	126,906	3,238,151
JFE Holdings, Inc.(a)	130,932	1,516,552
JGC Holdings Corp.	33,159	278,846
JTEKT Corp.	34,333	270,314
Kajima Corp.	52,871	941,591
Kansai Electric Power Co., Inc. (The)	109,160	1,206,244
Kansai Paint Co. Ltd.	19,159	260,059
Kao Corp.	46,560	1,849,135
Kawasaki Heavy Industries Ltd.	32,106	1,452,442
Kawasaki Kisen Kaisha Ltd.(a)	60,936	772,348
KDDI Corp.	133,544	4,456,192
Keio Corp.	11,446	290,017
Keyence Corp.	3,518	1,517,631
Kikkoman Corp.	36,710	384,824
Kintetsu Group Holdings Co. Ltd.	17,947	387,653
Kirin Holdings Co. Ltd.	86,628	1,097,915
Kobe Steel Ltd.(a)	76,542	816,266
Koito Manufacturing Co. Ltd.(a)	39,229	516,665
Komatsu Ltd.	109,114	3,296,443
Konami Group Corp.	4,486	413,604
Konica Minolta, Inc.	101,908	413,172
Kubota Corp.	124,652	1,566,025
Kuraray Co. Ltd.	54,163	794,206
Kurita Water Industries Ltd.	8,428	294,004
Kyocera Corp.	130,143	1,352,995
Kyoto Financial Group, Inc.(a)	22,881	344,635
Kyowa Kirin Co. Ltd.	16,852	251,521
Kyushu Electric Power Co., Inc.	60,140	521,962
Kyushu Financial Group, Inc.	45,622	231,142
Kyushu Railway Co.	19,141	466,188
Lion Corp.	33,327	357,348
Lixil Corp.(a)	74,537	840,307
	Shares	Value
Japan-(continued)
LY Corp.	276,340	$808,446
Makita Corp.	22,950	679,762
Marubeni Corp.	193,671	2,883,972
Marui Group Co. Ltd.	17,062	284,753
MatsukiyoCocokara & Co.	26,063	386,372
Mazda Motor Corp.(a)	149,152	1,021,423
Mebuki Financial Group, Inc.(a)	124,306	550,490
MEIJI Holdings Co. Ltd.	29,749	599,721
MINEBEA MITSUMI, Inc.(a)	42,119	677,025
MISUMI Group, Inc.	24,412	391,347
Mitsubishi Chemical Group Corp.	165,946	848,937
Mitsubishi Corp.	393,721	6,289,481
Mitsubishi Electric Corp.	178,971	2,938,149
Mitsubishi Estate Co. Ltd.	127,062	1,849,260
Mitsubishi Gas Chemical Co., Inc.	26,386	461,851
Mitsubishi HC Capital, Inc.	86,176	573,984
Mitsubishi Heavy Industries Ltd.	302,043	4,427,468
Mitsubishi Materials Corp.	25,362	398,703
Mitsubishi Motors Corp.(a)	166,736	495,345
Mitsubishi UFJ Financial Group, Inc.	1,311,691	16,614,410
Mitsui & Co. Ltd.	241,886	4,794,980
Mitsui Chemicals, Inc.	28,247	620,421
Mitsui Fudosan Co. Ltd.	270,583	2,446,090
Mitsui Mining & Smelting Co. Ltd.	13,307	392,949
Mitsui OSK Lines Ltd.(a)	48,792	1,660,709
Mizuho Financial Group, Inc.	383,849	10,586,321
MS&AD Insurance Group Holdings, Inc.	115,471	2,397,953
Murata Manufacturing Co. Ltd.	114,496	1,801,670
Nabtesco Corp.	18,535	331,953
NEC Corp.	31,817	3,160,566
Nexon Co. Ltd.(a)	16,376	213,077
NGK Insulators Ltd.(a)	40,671	522,730
NH Foods Ltd.	12,601	411,939
Nichirei Corp.	12,661	322,195
Nidec Corp.	77,283	1,336,909
Nikon Corp.(a)	51,671	554,453
Nintendo Co. Ltd.	52,531	3,451,733
Nippon Building Fund, Inc.	623	496,601
Nippon Electric Glass Co. Ltd.	14,325	308,204
Nippon Express Holdings, Inc., Class H	36,639	594,787
Nippon Paint Holdings Co. Ltd.(a)	59,877	377,900
Nippon Prologis REIT, Inc.	160	244,393
Nippon Sanso Holdings Corp.	13,996	397,001
Nippon Steel Corp.	182,961	3,804,093
Nippon Telegraph & Telephone Corp.	4,068,475	4,011,550
Nippon Yusen K.K.(a)	81,707	2,568,312
Nissan Chemical Corp.	8,310	250,421
Nissan Motor Co. Ltd.(a)	905,052	2,480,526
Nisshin Seifun Group, Inc.	28,658	322,787
Nissin Foods Holdings Co. Ltd.	11,826	264,847
Niterra Co. Ltd.(a)	21,678	716,121
Nitori Holdings Co. Ltd.(a)	3,871	454,029
Nitto Denko Corp.	57,691	1,025,011
Nomura Holdings, Inc.	451,713	2,941,407
Nomura Real Estate Holdings, Inc.	17,587	468,178
Nomura Real Estate Master Fund, Inc.(a)	319	307,716
Nomura Research Institute Ltd.	19,331	654,175
NSK Ltd.	64,902	282,173
NTN Corp.	144,284	231,478
NTT DATA Group Corp.(a)	61,108	1,187,775
Obayashi Corp.	77,091	1,036,980
Odakyu Electric Railway Co. Ltd.(a)	25,882	245,877
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
Oji Holdings Corp.	178,208	$720,881
Olympus Corp.	58,680	891,937
Omron Corp.	19,863	656,310
Ono Pharmaceutical Co. Ltd.	37,916	395,078
Open House Group Co. Ltd.(a)	9,638	315,791
Oriental Land Co. Ltd.	9,326	209,925
ORIX Corp.	110,415	2,335,967
Osaka Gas Co. Ltd.	41,028	807,917
Otsuka Corp.	16,902	381,654
Otsuka Holdings Co. Ltd.	34,614	1,810,305
Pan Pacific International Holdings Corp.	22,702	633,054
Panasonic Holdings Corp.	309,987	3,168,026
Persol Holdings Co. Ltd.	284,652	434,363
Rakuten Group, Inc.(a)(b)	99,277	624,362
Recruit Holdings Co. Ltd.	49,797	3,480,941
Renesas Electronics Corp.(b)	72,956	978,754
Resona Holdings, Inc.	310,958	2,311,720
Resonac Holdings Corp.	41,345	1,003,859
Ricoh Co. Ltd.(a)	57,910	665,181
Rohm Co. Ltd.(a)	33,740	321,839
Ryohin Keikaku Co. Ltd.	21,355	566,735
Santen Pharmaceutical Co. Ltd.	30,164	304,015
Sanwa Holdings Corp.	18,859	591,183
SBI Holdings, Inc.	36,630	1,057,598
SCREEN Holdings Co. Ltd.(a)	2,351	164,082
SECOM Co. Ltd.	30,497	1,027,883
Seibu Holdings, Inc.	19,528	421,846
Seiko Epson Corp.	34,277	620,409
Seino Holdings Co. Ltd.(a)	18,342	277,324
Sekisui Chemical Co. Ltd.	44,055	731,260
Sekisui House Ltd.(a)	86,273	1,985,947
Seven & i Holdings Co. Ltd.	251,293	4,017,929
SG Holdings Co. Ltd.	39,179	369,824
Sharp Corp.(b)	67,287	404,746
Shimadzu Corp.	17,203	499,831
Shimano, Inc.	4,994	701,896
Shimizu Corp.	92,088	799,692
Shin-Etsu Chemical Co. Ltd.	99,531	3,090,565
Shionogi & Co. Ltd.	55,029	810,433
Shiseido Co. Ltd.	33,994	571,778
Shizuoka Financial Group, Inc.	47,276	422,485
SMC Corp.	2,277	862,949
SoftBank Corp.	2,870,629	3,698,225
SoftBank Group Corp.	115,707	7,084,553
Sojitz Corp.	43,993	905,688
Sompo Holdings, Inc.	102,306	2,857,426
Sony Group Corp.	470,183	10,393,047
Stanley Electric Co. Ltd.	22,208	371,036
Subaru Corp.	86,124	1,502,602
SUMCO Corp.(a)	39,791	294,242
Sumitomo Chemical Co. Ltd.	525,610	1,138,751
Sumitomo Corp.	102,290	2,221,181
Sumitomo Electric Industries Ltd.	68,665	1,284,839
Sumitomo Forestry Co. Ltd.	22,300	763,547
Sumitomo Heavy Industries Ltd.	11,084	228,777
Sumitomo Metal Mining Co. Ltd.(a)	41,190	942,106
Sumitomo Mitsui Financial Group, Inc.	530,310	13,089,163
Sumitomo Mitsui Trust Group, Inc.	86,840	2,187,074
Sumitomo Realty & Development Co. Ltd.(a)	41,456	1,434,712
Sumitomo Rubber Industries Ltd.	33,299	388,784
Suntory Beverage & Food Ltd.	16,161	502,793
	Shares	Value
Japan-(continued)
Suzuken Co. Ltd.	9,321	$291,400
Suzuki Motor Corp.	235,902	2,827,317
Sysmex Corp.	25,686	491,774
T&D Holdings, Inc.	75,370	1,436,170
Taiheiyo Cement Corp.(a)	16,191	408,419
Taisei Corp.	22,095	928,408
Taiyo Yuden Co. Ltd.(a)	16,662	233,322
Takashimaya Co. Ltd.(a)	44,379	377,369
Takeda Pharmaceutical Co. Ltd.	163,945	4,417,102
TDK Corp.	155,493	1,882,466
Terumo Corp.	54,551	1,025,756
THK Co. Ltd.	15,187	375,197
TIS, Inc.	17,661	391,125
Tobu Railway Co. Ltd.	13,486	232,458
Tohoku Electric Power Co., Inc.	76,074	556,875
Tokai Carbon Co. Ltd.(a)	43,554	242,950
Tokio Marine Holdings, Inc.	122,559	4,048,805
Tokyo Electric Power Co. Holdings, Inc.(b)	877,574	2,303,526
Tokyo Electron Ltd.	12,793	2,161,389
Tokyo Gas Co. Ltd.	48,972	1,387,551
Tokyo Tatemono Co. Ltd.	29,678	458,392
Tokyu Corp.(a)	38,965	445,385
Tokyu Fudosan Holdings Corp.(a)	98,615	634,178
TOPPAN Holdings, Inc.	35,070	985,866
Toray Industries, Inc.	174,094	1,209,946
Tosoh Corp.(a)	55,527	739,945
TOTO Ltd.(a)	20,076	491,499
Toyo Suisan Kaisha Ltd.(a)	5,777	373,878
Toyoda Gosei Co. Ltd.	14,240	254,902
Toyota Industries Corp.	16,274	1,360,003
Toyota Motor Corp.	997,471	18,951,484
Toyota Tsusho Corp.	83,381	1,410,504
Trend Micro, Inc.(b)	7,646	453,668
Tsuruha Holdings, Inc.(a)	5,432	332,981
UBE Corp.(a)	17,525	258,152
Unicharm Corp.	47,637	372,625
West Japan Railway Co.	58,238	1,073,009
Yakult Honsha Co. Ltd.	18,149	331,992
Yamada Holdings Co. Ltd.	117,701	346,141
Yamaha Corp.	53,072	375,937
Yamaha Motor Co. Ltd.	140,789	1,179,650
Yamato Holdings Co. Ltd.	39,737	476,722
Yamazaki Baking Co. Ltd.	12,189	219,523
Yaskawa Electric Corp.(a)	12,812	372,563
Yokogawa Electric Corp.	18,600	408,937
Yokohama Rubber Co. Ltd. (The)	18,242	411,349
		388,576,882
Jordan-0.02%
Hikma Pharmaceuticals PLC	11,917	338,564
Luxembourg-0.26%
Aperam S.A.	9,575	264,789
ArcelorMittal S.A.	158,295	3,953,705
Eurofins Scientific SE(a)	7,933	426,490
		4,644,984
Macau-0.03%
Galaxy Entertainment Group Ltd.	79,778	347,173
Sands China Ltd.(a)(b)	93,746	225,375
		572,548
Netherlands-2.32%
Aalberts N.V.	10,092	356,955
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Netherlands-(continued)
ABN AMRO Bank N.V., CVA(c)	84,448	$1,419,392
Adyen N.V.(b)(c)	299	483,622
Aegon Ltd.(a)	372,037	2,433,878
Akzo Nobel N.V.	20,399	1,161,025
ASM International N.V.	620	360,460
ASML Holding N.V.	4,278	3,171,267
ASR Nederland N.V.(a)	18,849	930,748
BE Semiconductor Industries N.V.	1,626	207,796
Euronext N.V.(c)	4,496	523,280
EXOR N.V.	8,703	826,304
Havas N.V.(b)	82,372	130,072
Heineken Holding N.V.	8,868	535,803
Heineken N.V.(a)	19,636	1,367,092
IMCD N.V.(a)	2,343	367,675
ING Groep N.V.	584,794	9,739,949
Koninklijke Ahold Delhaize N.V.	138,047	4,903,827
Koninklijke KPN N.V.	376,917	1,366,710
Koninklijke Philips N.V.(b)	114,121	3,151,954
NN Group N.V.	59,860	2,753,045
OCI N.V.	11,504	132,748
Prosus N.V.(b)	40,043	1,532,715
Randstad N.V.(a)	22,117	956,771
SBM Offshore N.V.(a)	26,676	499,398
Universal Music Group N.V.(a)	19,131	534,712
Wolters Kluwer N.V.	6,605	1,202,365
		41,049,563
New Zealand-0.02%
Fisher & Paykel Healthcare Corp. Ltd.	18,881	400,318
Norway-0.69%
Aker BP ASA	38,663	808,013
DNB Bank ASA	90,417	1,922,948
Equinor ASA	191,902	4,627,571
Mowi ASA	42,253	848,450
Norsk Hydro ASA	242,802	1,433,848
Orkla ASA	49,163	457,107
Schibsted ASA, Class A	4,017	119,421
Schibsted ASA, Class B	5,067	145,027
Storebrand ASA	44,130	520,279
Telenor ASA	71,866	879,693
Var Energi ASA	118,080	363,341
		12,125,698
Poland-0.19%
Bank Polska Kasa Opieki S.A.	12,688	499,173
KGHM Polska Miedz S.A.	17,081	525,263
ORLEN S.A.(a)	60,381	798,490
Powszechna Kasa Oszczednosci Bank Polski S.A.	49,783	819,153
Powszechny Zaklad Ubezpieczen S.A.	58,176	715,408
		3,357,487
Portugal-0.22%
Banco Comercial Portugues S.A., Class R	990,006	517,847
EDP S.A.	475,645	1,498,612
Galp Energia SGPS S.A.	83,163	1,394,715
Jeronimo Martins SGPS S.A.	28,047	553,978
		3,965,152
Russia-0.00%
Evraz PLC(b)(d)	48,360	0
Raspadskaya OJSC(b)(d)	546	0
		0
	Shares	Value
Singapore-0.75%
CapitaLand Ascendas REIT	269,294	$511,934
CapitaLand Integrated Commercial Trust	410,925	588,185
CapitaLand Investment Ltd.(a)	231,901	418,625
DBS Group Holdings Ltd.	115,768	3,799,654
Genting Singapore Ltd.	379,115	210,502
Keppel Ltd.	94,066	468,567
Mapletree Logistics Trust(a)	245,948	220,379
Oversea-Chinese Banking Corp. Ltd.	131,575	1,682,793
Singapore Airlines Ltd.(a)	111,952	523,670
Singapore Exchange Ltd.	40,377	364,283
Singapore Technologies Engineering Ltd.	99,648	354,639
Singapore Telecommunications Ltd.	764,106	1,872,086
United Overseas Bank Ltd.	70,772	1,950,809
UOL Group Ltd.	66,832	249,927
		13,216,053
South Africa-0.43%
Anglo American PLC	255,820	7,506,734
South Korea-3.15%
DB Insurance Co. Ltd.	3,826	254,570
Delivery Hero SE(b)(c)	12,722	329,471
Doosan Enerbility Co. Ltd.(b)	62,494	1,019,932
Hana Financial Group, Inc.	21,760	900,658
Hankook Tire & Technology Co. Ltd.(b)	7,379	207,026
Hanwha Solutions Corp.(b)	19,108	257,666
HD Hyundai Co. Ltd.	7,324	416,617
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	4,664	739,256
HMM Co. Ltd.(b)	53,194	693,353
Hyundai Engineering & Construction Co. Ltd.	15,078	320,983
Hyundai Mobis Co. Ltd.	3,497	631,054
Hyundai Motor Co.	10,770	1,515,868
Hyundai Motor Co., First Pfd.	1,567	172,726
Hyundai Motor Co., Second Pfd.	2,413	274,572
Industrial Bank of Korea	27,486	292,805
Kakao Corp.	9,490	249,157
KB Financial Group, Inc.	31,646	1,982,663
Kia Corp.	34,228	2,388,357
Korea Electric Power Corp.(b)	29,032	418,997
Korea Zinc Co. Ltd.	965	545,636
Korean Air Lines Co. Ltd.(b)	22,595	383,599
KT&G Corp.	6,762	512,787
LG Chem Ltd.(b)	5,800	940,677
LG Chem Ltd., Preference Shares(b)	902	85,847
LG Corp.(b)	6,774	347,263
LG Display Co. Ltd.(b)	58,435	369,824
LG Electronics, Inc.	15,158	873,343
LG Electronics, Inc., Preference Shares	2,368	65,744
LG Energy Solution Ltd.(b)	1,257	302,616
LG H&H Co. Ltd.(b)	1,536	323,023
LG H&H Co. Ltd., Preference Shares(b)	317	28,257
LG Innotek Co. Ltd.(b)	3,057	310,401
LOTTE Chemical Corp.	2,987	116,373
LS Corp.(b)	4,594	372,275
Meritz Financial Group, Inc.(b)	6,847	535,581
NAVER Corp.(b)	7,299	1,080,888
NCSoft Corp.(b)	1,761	208,401
POSCO Holdings, Inc.	15,777	2,810,703
Posco International Corp.	7,153	205,630
Samsung C&T Corp.	5,127	420,293
Samsung E&A Co. Ltd.	17,945	221,351
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
South Korea-(continued)
Samsung Electro-Mechanics Co. Ltd.(a)	6,776	$620,634
Samsung Electronics Co. Ltd.	469,911	16,782,271
Samsung Electronics Co. Ltd., Preference Shares	74,994	2,201,110
Samsung Fire & Marine Insurance Co. Ltd.	1,995	520,688
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	162	31,613
Samsung Heavy Industries Co. Ltd.(b)	56,191	499,674
Samsung Life Insurance Co. Ltd.(b)	6,185	377,414
Samsung SDI Co. Ltd.	3,580	542,434
Samsung SDI Co. Ltd., Preference Shares	88	8,185
Samsung SDS Co. Ltd.	3,881	320,881
Shinhan Financial Group Co. Ltd.	25,999	905,644
SK hynix, Inc.	47,624	6,411,603
SK Innovation Co. Ltd.(b)	12,174	1,060,925
SK, Inc.	3,162	320,083
S-Oil Corp.	6,951	290,776
Woori Financial Group, Inc.	51,188	563,176
		55,583,354
Spain-3.20%
Acciona S.A.(a)	3,848	434,447
Acerinox S.A.	42,762	429,998
ACS Actividades de Construccion y Servicios S.A.	32,214	1,643,551
ACS Actividades de Construccion y Servicios S.A., Rts., expiring 02/13/2025(a)(b)	32,214	15,940
Aena SME S.A.(c)	3,041	656,268
Amadeus IT Group S.A.	13,211	968,753
Banco Bilbao Vizcaya Argentaria S.A.	821,572	9,372,952
Banco de Sabadell S.A.	1,085,237	2,563,396
Banco Santander S.A.	2,306,490	11,844,126
Bankinter S.A.(a)	79,502	678,768
CaixaBank S.A.	379,424	2,301,551
Cellnex Telecom S.A.(a)(c)	22,198	745,023
Enagas S.A.(a)	42,333	536,875
Endesa S.A.	61,366	1,361,356
Grifols S.A.(a)(b)	40,787	349,682
Grifols S.A., Class B, Preference Shares(b)	32,513	223,153
Iberdrola S.A.(a)	722,198	10,226,943
Industria de Diseno Textil S.A.	46,954	2,553,976
Logista Integral S.A.	10,841	328,240
Mapfre S.A.	147,407	410,396
Merlin Properties SOCIMI S.A.	48,385	558,758
Naturgy Energy Group S.A.	19,176	471,839
Redeia Corp. S.A.	57,106	962,578
Repsol S.A.	273,958	3,190,513
Telefonica S.A.(a)	814,415	3,325,048
Unicaja Banco S.A.(a)(c)	291,744	415,985
		56,570,115
Sweden-2.44%
Alfa Laval AB	15,438	689,944
Assa Abloy AB, Class B	47,672	1,464,252
Atlas Copco AB, Class A	75,032	1,256,692
Atlas Copco AB, Class B	44,961	670,137
Boliden AB	42,086	1,267,318
Castellum AB(b)	43,747	475,693
Electrolux AB, Class B(b)	76,814	697,831
Embracer Group AB, Class A(a)(b)	33,671	682,568
Epiroc AB, Class A(a)	24,963	476,929
Epiroc AB, Class B	14,933	249,939
	Shares	Value
Sweden-(continued)
Essity AB, Class B	64,317	$1,633,068
Evolution AB(c)	3,423	263,287
Fastighets AB Balder, Class B(a)(b)	55,221	393,946
Getinge AB, Class B(a)	17,362	341,815
H & M Hennes & Mauritz AB, Class B(a)	76,695	1,024,421
Hexagon AB, Class B(a)	89,027	1,033,383
Holmen AB, Class B(a)	8,031	305,082
Husqvarna AB, Class B	44,695	238,620
Industrivarden AB, Class A	8,544	304,141
Industrivarden AB, Class C(a)	10,111	358,193
Investor AB, Class A	30,188	862,384
Investor AB, Class B	116,086	3,314,194
Kinnevik AB, Class B(a)(b)	28,477	225,390
NIBE Industrier AB, Class B(a)	53,540	215,058
Saab AB, Class B	15,566	337,350
Sandvik AB(a)	68,919	1,425,665
Securitas AB, Class B(a)	71,334	909,920
Skandinaviska Enskilda Banken AB, Class A	162,013	2,302,321
Skandinaviska Enskilda Banken AB, Class C	1,958	28,633
Skanska AB, Class B(a)	36,525	784,555
SKF AB, Class B	44,824	907,675
SSAB AB, Class A	36,369	175,176
SSAB AB, Class B(a)	99,087	468,614
Svenska Cellulosa AB S.C.A., Class B(a)	53,799	742,844
Svenska Handelsbanken AB, Class A	174,114	1,931,297
Svenska Handelsbanken AB, Class B(a)	4,176	62,711
Swedbank AB, Class A	117,266	2,559,853
Tele2 AB, Class B	110,061	1,228,667
Telefonaktiebolaget LM Ericsson, Class B	445,893	3,366,156
Telia Co. AB	608,425	1,797,103
Trelleborg AB, Class B	12,360	466,579
Volvo AB, Class A	20,692	572,268
Volvo AB, Class B	154,651	4,272,124
Volvo Car AB, Class B(a)(b)	167,008	379,025
		43,162,821
Switzerland-3.42%
ABB Ltd.	67,859	3,706,071
Adecco Group AG(a)	25,576	610,665
Avolta AG(b)	8,772	397,679
Baloise Holding AG(a)	4,122	754,381
Barry Callebaut AG(a)	299	329,660
Chocoladefabriken Lindt & Spruengli AG	3	340,558
Chocoladefabriken Lindt & Spruengli AG, PC(a)	28	322,595
Cie Financiere Richemont S.A.	20,634	4,000,799
Clariant AG(a)(b)	27,677	312,460
DSM-Firmenich AG	3,907	399,690
Galenica AG(b)(c)	3,450	308,366
Geberit AG	1,405	785,995
Georg Fischer AG(a)	5,683	448,901
Givaudan S.A.	266	1,165,281
Helvetia Holding AG	3,353	586,822
Julius Baer Group Ltd.	20,691	1,458,163
Kuehne + Nagel International AG, Class R(a)(b)	3,482	793,578
Logitech International S.A., Class R	5,385	534,653
Lonza Group AG	2,379	1,512,991
Nestle S.A.	152,082	12,956,352
Partners Group Holding AG	551	839,540
PSP Swiss Property AG	3,106	460,189
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Switzerland-(continued)
Sandoz Group AG	40,776	$1,958,052
Schindler Holding AG	927	261,483
Schindler Holding AG, PC	2,019	585,141
SGS S.A.(a)	9,634	938,615
SIG Group AG(a)(b)	20,109	439,851
Sika AG(b)	4,089	1,041,546
Sonova Holding AG, Class A	1,654	578,769
Swatch Group AG (The)(a)	5,811	212,732
Swatch Group AG (The), BR(a)	3,202	594,969
Swiss Life Holding AG	3,145	2,575,341
Swiss Prime Site AG(a)	5,875	672,694
Swisscom AG	2,562	1,446,025
UBS Group AG(b)	245,402	8,678,489
Zurich Insurance Group AG	12,214	7,423,260
		60,432,356
Thailand-0.02%
Thai Beverage PCL	834,272	328,877
United Kingdom-12.29%
3i Group PLC	58,347	2,809,179
abrdn PLC	290,897	557,551
Admiral Group PLC	25,062	839,125
Ashtead Group PLC	21,584	1,409,679
Associated British Foods PLC	31,787	747,463
AstraZeneca PLC	59,605	8,384,979
Aviva PLC	248,986	1,581,585
B&M European Value Retail S.A.	112,158	448,737
BAE Systems PLC	203,511	3,082,898
Barclays PLC	4,130,428	15,170,376
Barratt Redrow PLC	190,486	1,069,331
Beazley PLC	51,361	531,453
Bellway PLC	13,336	431,405
Berkeley Group Holdings PLC (The)	9,284	445,142
British American Tobacco PLC	346,150	13,763,201
British Land Co. PLC (The)	115,862	540,039
BT Group PLC(a)	985,300	1,730,583
Bunzl PLC	24,460	1,043,408
Burberry Group PLC	38,053	557,345
Centrica PLC	846,412	1,490,757
Compass Group PLC	91,707	3,166,465
Croda International PLC	8,475	349,824
DCC PLC	8,191	565,995
Diageo PLC	116,263	3,470,932
Direct Line Insurance Group PLC	157,866	524,139
Drax Group PLC	82,278	635,482
Entain PLC	51,986	452,355
Haleon PLC	518,014	2,419,737
Halma PLC	11,366	426,695
Harbour Energy PLC	115,622	334,491
Hiscox Ltd.	26,244	354,757
Howden Joinery Group PLC	33,282	337,118
HSBC Holdings PLC	1,912,888	20,021,151
IG Group Holdings PLC	49,614	627,254
IMI PLC	14,590	361,763
Imperial Brands PLC	99,459	3,361,691
Inchcape PLC	35,358	294,991
Informa PLC	73,283	783,632
InterContinental Hotels Group PLC	5,055	675,482
Intermediate Capital Group PLC	18,047	526,990
International Consolidated Airlines Group S.A.(a)	172,062	719,046
Intertek Group PLC	10,239	647,140
	Shares	Value
United Kingdom-(continued)
Investec PLC	48,951	$315,166
ITV PLC	460,534	423,284
J Sainsbury PLC	257,056	809,075
JD Sports Fashion PLC	232,587	255,787
Johnson Matthey PLC	29,764	527,314
Just Eat Takeaway.com N.V.(b)(c)	34,310	415,169
Kingfisher PLC	313,062	953,125
Land Securities Group PLC	82,445	595,858
Legal & General Group PLC(a)	598,353	1,790,585
Lloyds Banking Group PLC	7,084,081	5,458,352
London Stock Exchange Group PLC	19,546	2,914,821
M&G PLC	204,559	528,099
Man Group PLC	105,684	279,898
Marks & Spencer Group PLC	315,092	1,308,092
Melrose Industries PLC	85,891	649,615
National Grid PLC	428,394	5,208,067
NatWest Group PLC	1,250,938	6,683,835
Next PLC	6,582	810,721
Pearson PLC	63,262	1,051,810
Pennon Group PLC(a)	37,179	266,318
Persimmon PLC	55,736	872,201
Phoenix Group Holdings PLC	103,560	668,872
Reckitt Benckiser Group PLC	43,080	2,854,919
RELX PLC	55,280	2,750,879
Rentokil Initial PLC	120,266	590,268
Rolls-Royce Holdings PLC(b)	203,727	1,522,268
RS Group PLC	34,711	279,876
Sage Group PLC (The)	35,143	585,308
Schroders PLC	77,955	341,158
Segro PLC	81,031	717,973
Severn Trent PLC(a)	19,029	595,571
Shell PLC	1,239,579	40,788,289
Smith & Nephew PLC(a)	67,357	855,989
Smiths Group PLC	27,560	703,460
Spectris PLC	6,292	235,707
Spirax Group PLC	2,502	249,288
SSE PLC	129,160	2,607,560
St. James’s Place PLC(a)	79,718	1,037,403
Standard Chartered PLC	305,325	4,115,255
Subsea 7 S.A.	25,152	415,441
Tate & Lyle PLC	47,209	385,632
Taylor Wimpey PLC	597,929	887,425
Tesco PLC	882,515	4,070,365
Tritax Big Box REIT PLC	142,112	257,451
Unilever PLC	204,712	11,750,367
United Utilities Group PLC	63,670	806,199
Vistry Group PLC(b)	34,154	251,967
Vodafone Group PLC	5,325,812	4,547,001
Weir Group PLC (The)	15,562	465,220
Whitbread PLC	11,944	415,183
WPP PLC	145,006	1,381,397
		216,942,249
United States-5.60%
Alcon AG	19,272	1,763,874
Amcor PLC, CDI	176,191	1,711,249
Bausch Health Cos., Inc.(b)	77,561	577,323
BP PLC	3,357,629	17,407,144
CRH PLC	47,818	4,741,352
Experian PLC	27,311	1,348,207
Ferguson Enterprises, Inc.	11,177	2,018,099
Ferrovial SE	19,769	845,555
GSK PLC	368,137	6,426,509
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
United States-(continued)
Holcim AG(b)	54,455	$5,473,927
Novartis AG	120,252	12,625,027
QIAGEN N.V.(a)(b)	9,721	432,589
Roche Holding AG	52,318	16,496,218
Roche Holding AG, BR(a)	2,178	726,460
Sanofi S.A.	116,182	12,653,071
Signify N.V.	23,276	503,493
Smurfit WestRock PLC	31,822	1,690,422
Stellantis N.V.	345,523	4,622,949
Swiss Re AG	32,063	4,909,526
Tenaris S.A.	38,207	723,579
Waste Connections, Inc.	6,197	1,142,696
		98,839,269
Zambia-0.08%
First Quantum Minerals Ltd.(b)	106,328	1,335,478
Total Common Stocks & Other Equity Interests (Cost $1,488,127,074)		1,761,064,285
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(e)(f) (Cost $652,519)	652,519	652,519
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.78% (Cost $1,488,779,593)		1,761,716,804
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.54%
Invesco Private Government Fund, 4.35%(e)(f)(g)	31,577,418	$31,577,418
Invesco Private Prime Fund, 4.48%(e)(f)(g)	101,491,176	101,521,623
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $133,099,041)		133,099,041
TOTAL INVESTMENTS IN SECURITIES-107.32% (Cost $1,621,878,634)		1,894,815,845
OTHER ASSETS LESS LIABILITIES-(7.32)%		(129,173,451)
NET ASSETS-100.00%		$1,765,642,394

Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
Rts.-Rights

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2025.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $15,118,323, which represented less than 1% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$11,538,942	$(10,886,423)	$-	$-	$652,519	$6,564
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2025
(Unaudited)
	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$37,612,648	$54,357,601	$(60,392,831)	$-	$-	$31,577,418	$481,670 *
Invesco Private Prime Fund	98,135,663	140,332,801	(136,946,841)	6,023	(6,023)	101,521,623	1,279,321 *
Total	$135,748,311	$206,229,344	$(208,226,095)	$6,023	$(6,023)	$133,751,560	$1,767,555

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.74%
Australia-6.36%
Accent Group Ltd.(a)	74,657	$101,494
ALS Ltd.(a)	62,682	634,028
Amotiv Ltd.(a)	25,445	169,915
AMP Ltd.	687,217	759,679
Ansell Ltd.	17,632	384,620
ARB Corp. Ltd.	6,579	159,981
Atlas Arteria Ltd.	110,265	345,433
AUB Group Ltd.	6,292	124,426
Bapcor Ltd.	79,234	244,511
Beach Energy Ltd.(a)	440,572	414,414
Bega Cheese Ltd.	55,029	197,513
Breville Group Ltd.	11,562	273,252
Brickworks Ltd.	9,744	157,420
BWP Trust	68,241	143,688
CAR Group Ltd.	15,175	379,399
Centuria Capital Group(a)	106,250	117,152
Centuria Industrial REIT(a)	98,197	178,547
Challenger Ltd.(a)	77,555	302,220
Champion Iron Ltd.(a)	69,598	237,254
Charter Hall Group	75,889	732,081
Charter Hall Long Wale REIT	138,915	333,764
Charter Hall Retail REIT	95,963	193,352
Cleanaway Waste Management Ltd.	327,365	562,389
Cochlear Ltd.	2,512	496,046
Collins Foods Ltd.	22,113	103,120
Coronado Global Resources, Inc., CDI(a)(b)	220,675	89,353
Corporate Travel Management Ltd.	8,203	77,958
Credit Corp. Group Ltd.	10,399	99,538
Data# 3 Ltd.	24,382	104,970
Deterra Royalties Ltd.	34,378	86,255
Domino’s Pizza Enterprises Ltd.(a)	10,869	201,727
Downer EDI Ltd.	87,619	309,395
Eagers Automotive Ltd.	21,866	174,383
EBOS Group Ltd.	8,686	196,317
Elders Ltd.	51,310	226,793
Flight Centre Travel Group Ltd.(a)	12,649	139,894
GrainCorp Ltd., Class A	57,678	269,085
Growthpoint Properties Australia Ltd.	83,532	124,767
Harvey Norman Holdings Ltd.(a)	187,014	600,540
Healius Ltd.(a)(c)	169,422	150,208
Helia Group Ltd.	77,193	231,340
HomeCo Daily Needs REIT(b)	271,658	199,332
IDP Education Ltd.(a)	13,258	108,983
IGO Ltd.	83,276	251,234
Iluka Resources Ltd.	85,743	232,390
Ingenia Communities Group	54,025	191,019
Inghams Group Ltd.(a)	143,519	286,558
Insignia Financial Ltd.	156,746	427,426
IPH Ltd.	24,348	75,423
IRESS Ltd.(a)(c)	39,078	226,966
Johns Lyng Group Ltd.(a)	30,040	69,020
Kelsian Group Ltd.	24,260	57,095
Lottery Corp. Ltd. (The)	153,317	478,209
Lynas Rare Earths Ltd.(a)(c)	72,230	280,889
Magellan Financial Group Ltd.(a)	60,605	391,719
McMillan Shakespeare Ltd.	13,075	124,800
Monadelphous Group Ltd.	14,249	138,693
Myer Holdings Ltd.	81,425	46,095
National Storage REIT(a)	202,778	281,193
New Hope Corp. Ltd.(a)	125,832	376,390
NEXTDC Ltd.(a)(c)	22,069	201,357
	Shares	Value
Australia-(continued)
nib holdings Ltd.(a)	63,581	$227,040
Nine Entertainment Co. Holdings Ltd.(a)	202,171	169,281
NRW Holdings Ltd.	63,217	133,561
Nufarm Ltd.	81,518	183,085
OceanaGold Corp.	155,675	466,514
Perpetual Ltd.(a)	19,965	264,579
Perseus Mining Ltd.	201,468	352,704
PEXA Group Ltd.(c)	13,609	110,424
Pilbara Minerals Ltd.(a)(c)	77,500	109,057
Premier Investments Ltd.	11,309	166,197
Qube Holdings Ltd.	221,913	571,378
Ramelius Resources Ltd.(a)	152,944	231,237
REA Group Ltd.(a)	1,754	269,913
Reece Ltd.(a)	19,905	292,570
Region RE Ltd.	261,507	352,353
Regis Resources Ltd.(c)	257,196	480,844
Resolute Mining Ltd.(c)	702,552	178,136
Sandfire Resources Ltd.(a)(c)	79,748	485,248
SEEK Ltd.(a)	29,900	421,773
SGH Ltd.	21,402	633,510
Sigma Healthcare Ltd.(a)	231,060	409,777
SmartGroup Corp. Ltd.	16,919	83,709
Star Entertainment Group Ltd. (The)(a)(c)	1,224,223	89,904
Steadfast Group Ltd.	84,360	304,057
Super Retail Group Ltd.(a)	41,227	398,495
Tabcorp Holdings Ltd.(a)	606,771	254,210
Technology One Ltd.	9,966	190,111
TPG Telecom Ltd.(a)	72,700	197,595
Ventia Services Group Pty. Ltd.	144,353	340,463
Waypoint REIT Ltd.	103,281	155,308
WEB Travel Group Ltd.(c)	25,958	81,599
Webjet Group Ltd.(c)	26,379	12,382
West African Resources Ltd.(c)	274,053	278,355
Westgold Resources Ltd.	90,706	143,362
Yancoal Australia Ltd.	159,930	639,617
		24,951,360
Austria-0.48%
AT&S Austria Technologie & Systemtechnik AG(a)(c)	9,675	132,293
CA Immobilien Anlagen AG(a)	6,466	159,994
EVN AG	8,856	213,943
Immofinanz AG(a)(c)	6,092	106,592
Kontron AG(a)	7,292	148,643
Lenzing AG(a)(c)	5,701	147,597
Schoeller-Bleckmann Oilfield Equipment AG(a)	2,295	82,035
Telekom Austria AG	16,567	138,520
UNIQA Insurance Group AG	15,635	132,524
Verbund AG(a)	8,005	615,820
		1,877,961
Belgium-1.25%
Ackermans & van Haaren N.V.	2,765	537,707
Aedifica S.A.	8,832	533,200
Azelis Group N.V.(a)	13,007	267,012
Barco N.V.	12,180	121,162
Bekaert S.A.	5,196	181,767
CMB.Tech N.V.(a)	3,920	42,722
Deme Group N.V.	856	120,380
D’Ieteren Group(a)	2,031	341,380
Fagron	5,426	107,792
Galapagos N.V.(a)(c)	7,294	168,018
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Belgium-(continued)
KBC Ancora	3,711	$199,966
Lotus Bakeries N.V.	13	138,957
Melexis N.V.(a)	2,499	150,929
Montea N.V.	1,977	136,930
Shurgard Self Storage Ltd.(a)	2,299	85,270
Sofina S.A.(a)	2,213	552,727
Solvay S.A., Class A(a)	18,326	561,272
Warehouses De Pauw C.V.A.(a)	20,311	437,185
Xior Student Housing N.V.(a)(b)	6,445	206,234
		4,890,610
Bermuda-0.03%
Conduit Holdings Ltd.	19,952	112,532
Brazil-0.03%
ERO Copper Corp.(c)	9,546	128,269
Canada-9.21%
Advantage Energy Ltd.(c)	37,707	240,315
Aecon Group, Inc.	30,978	512,503
Ag Growth International, Inc.	3,463	93,805
Alamos Gold, Inc., Class A(a)	39,795	835,056
Algoma Steel Group, Inc.	47,852	391,208
Altus Group Ltd.	3,593	147,243
Aritzia, Inc.(c)	8,351	403,062
Artis REIT(a)	33,050	174,578
ATCO Ltd., Class I	21,956	700,864
Athabasca Oil Corp.(c)	71,342	239,408
ATS Corp.(c)	6,814	184,953
Badger Infrastructure Solutions Ltd.	3,448	94,042
Ballard Power Systems, Inc.(a)(c)	40,034	55,010
Baytex Energy Corp.	172,581	415,887
Birchcliff Energy Ltd.	94,046	370,794
Bird Construction, Inc.	9,232	150,823
BlackBerry Ltd.(c)	60,341	267,488
Boardwalk REIT, Class E	5,358	231,782
Boralex, Inc., Class A	12,976	231,521
Boyd Group Services, Inc.	1,353	222,674
Brookfield Asset Management Ltd., Class A	5,352	321,434
Brookfield Business Corp., Class A	5,773	137,922
Brookfield Infrastructure Corp.(a)	14,758	618,241
BRP, Inc.	5,615	269,458
Canada Goose Holdings, Inc.(c)	8,661	95,207
Canadian Western Bank	26,831	1,072,314
Canfor Corp.(c)	24,887	259,309
Capstone Copper Corp.(c)	82,452	463,428
Cardinal Energy Ltd.(a)	28,124	122,730
Cascades, Inc.	20,008	177,527
Centerra Gold, Inc.	76,361	479,283
CES Energy Solutions Corp.	40,785	242,471
Chartwell Retirement Residences	42,680	472,994
Chemtrade Logistics Income Fund	33,400	238,003
Choice Properties REIT(a)	42,508	379,219
Cineplex, Inc.(c)	29,523	224,034
Cogeco Communications, Inc.(a)	4,360	184,094
Cogeco, Inc.(a)	3,655	134,465
Colliers International Group, Inc.	2,295	327,694
Converge Technology Solutions Corp.	46,724	109,369
Crombie REIT	21,801	202,317
CT REIT(a)	13,499	133,196
Definity Financial Corp.	7,638	301,406
dentalcorp Holdings Ltd.(c)	23,691	123,833
Descartes Systems Group, Inc. (The)(c)	2,986	346,856
Dream Industrial REIT	43,377	349,831
	Shares	Value
Canada-(continued)
Dundee Precious Metals, Inc.	36,060	$366,763
Enerflex Ltd.	45,922	436,311
Enghouse Systems Ltd.	5,472	104,245
EQB, Inc.	3,710	277,587
Equinox Gold Corp.(c)	86,416	523,299
Exchange Income Corp.	5,565	214,915
Fiera Capital Corp.	29,801	161,531
First Majestic Silver Corp.	42,182	241,165
FirstService Corp.	2,450	447,132
Fortuna Mining Corp., Class C(c)	91,814	466,598
Freehold Royalties Ltd.(a)	13,393	115,596
goeasy Ltd.(a)	1,308	159,796
Granite REIT	10,800	523,426
H&R REIT	72,836	470,234
Hudbay Minerals, Inc.	52,652	435,540
IAMGOLD Corp.(c)	196,395	1,225,901
IGM Financial, Inc.	18,774	604,475
Innergex Renewable Energy, Inc.	58,876	295,955
Interfor Corp.(c)	26,603	312,274
International Petroleum Corp.(c)	22,861	298,499
InterRent REIT(a)	24,497	165,259
Ivanhoe Mines Ltd., Class A(a)(c)	15,889	171,260
Kelt Exploration Ltd.(c)	37,410	177,719
Killam Apartment REIT	22,823	260,497
Labrador Iron Ore Royalty Corp.	8,152	171,737
Laurentian Bank of Canada	16,117	311,601
Lightspeed Commerce, Inc.(c)	22,288	322,412
Linamar Corp.	11,522	449,821
Lundin Gold, Inc.	8,716	216,659
Major Drilling Group International, Inc.(c)	17,011	98,783
Maple Leaf Foods, Inc.	14,626	215,716
Martinrea International, Inc.	15,896	96,479
Mattr Corp.(c)	13,739	110,804
MTY Food Group, Inc.	2,958	103,083
Mullen Group Ltd.	20,198	207,803
New Gold, Inc.(c)	181,341	549,689
NFI Group, Inc.(c)	16,616	137,907
North West Co., Inc. (The)	8,485	272,082
NorthWest Healthcare Properties REIT(a)	123,202	384,514
NuVista Energy Ltd.(c)	47,930	430,567
Obsidian Energy Ltd.(c)	39,069	201,786
Osisko Gold Royalties Ltd.(a)	14,300	265,413
Pan American Silver Corp.	43,332	1,008,612
Paramount Resources Ltd., Class A	13,027	258,876
Pason Systems, Inc.	11,867	108,161
Peyto Exploration & Development Corp.(a)	38,458	416,645
PrairieSky Royalty Ltd.	22,641	423,038
Precision Drilling Corp.(c)	5,352	313,193
Premium Brands Holdings Corp.	5,221	283,320
Primaris REIT	13,976	144,078
Quebecor, Inc., Class B	11,961	266,433
RB Global, Inc.	8,491	761,889
Richelieu Hardware Ltd.	5,901	167,383
Russel Metals, Inc.	14,820	416,178
Sandstorm Gold Ltd.	41,681	244,057
Secure Waste Infrastructure Corp.	40,743	422,551
Sienna Senior Living, Inc.(a)	22,830	246,389
Slate Grocery REIT, Class U	14,839	143,959
Stella-Jones, Inc.	7,526	364,439
SunOpta, Inc.(c)	17,807	131,439
Superior Plus Corp.	59,550	247,534
Tamarack Valley Energy Ltd.	92,327	281,141
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Canada-(continued)
Taseko Mines Ltd.(c)	68,155	$127,533
Topaz Energy Corp.(a)	10,641	184,055
Torex Gold Resources, Inc.(c)	25,292	538,410
TransAlta Corp.	64,819	747,886
Transcontinental, Inc., Class A	21,683	273,686
Trican Well Service Ltd.	33,537	106,985
Westshore Terminals Investment Corp.	8,245	133,104
Whitecap Resources, Inc.(a)	74,174	490,140
Winpak Ltd.	4,329	129,250
		36,132,848
China-0.98%
AAC Technologies Holdings, Inc.	237,408	1,237,045
BOC Aviation Ltd.(b)	21,785	164,223
Budweiser Brewing Co. APAC Ltd.(a)(b)	239,113	218,921
Chow Tai Fook Jewellery Group Ltd.(a)	318,907	287,822
CITIC Telecom International Holdings Ltd.(a)	308,484	86,879
ESR Group Ltd.(b)	334,473	514,830
Jinchuan Group International Resources Co. Ltd.(a)	1,775,032	119,157
MMG Ltd.(c)	965,629	318,022
Nexteer Automotive Group Ltd.	490,557	227,325
Powerlong Real Estate Holdings Ltd.(a)(c)	1,187,314	70,001
Silvercorp Metals, Inc.	42,870	134,686
VSTECS Holdings Ltd.	319,492	194,148
Wharf (Holdings) Ltd. (The)(a)	114,674	280,160
		3,853,219
Colombia-0.11%
Aris Mining Corp.(c)	37,123	138,675
Parex Resources, Inc.	30,220	289,002
		427,677
Denmark-1.51%
Alm Brand A/S	118,423	247,283
Bavarian Nordic A/S(c)	5,355	146,844
D/S Norden A/S	12,069	343,869
Demant A/S(c)	5,610	225,708
Dfds A/S(a)	7,761	115,594
FLSmidth & Co. A/S(a)	12,313	640,520
GN Store Nord A/S(a)(c)	19,484	399,871
H Lundbeck A/S, Class A	8,550	42,783
H. Lundbeck A/S	63,449	389,083
Matas A/S	8,385	161,387
NKT A/S(c)	5,324	356,658
Novonesis (Novozymes) B, Class B	9,669	555,520
Ringkjoebing Landbobank A/S	1,936	316,442
ROCKWOOL A/S, Class B	1,310	464,867
Royal Unibrew A/S	7,535	521,964
Scandinavian Tobacco Group A/S(b)	7,156	103,188
Spar Nord Bank A/S	9,195	266,168
Sydbank A/S	11,376	605,230
		5,902,979
Faroe Islands-0.10%
Bakkafrost P/F	6,573	375,176
Finland-0.60%
Cargotec OYJ, Class B	7,943	395,803
Citycon OYJ(a)(c)	29,036	103,023
Kalmar OYJ, Class B(c)	8,056	271,395
Kemira OYJ	11,702	258,665
Kojamo OYJ(a)(c)	44,335	461,563
Metsa Board OYJ(a)	36,394	182,334
	Shares	Value
Finland-(continued)
Nokian Renkaat OYJ(a)	64,787	$540,309
Tokmanni Group Corp.(a)	8,527	123,813
		2,336,905
France-3.10%
Aeroports de Paris S.A.	4,419	504,597
Alten S.A.	3,489	321,600
ARGAN S.A.	1,311	86,736
Ayvens S.A.(a)(b)	89,095	657,755
Beneteau SACA(a)	11,115	106,182
bioMerieux	3,890	473,109
Clariane SE(a)(c)	118,180	265,709
Coface S.A.	28,880	466,648
Dassault Aviation S.A.	2,839	641,957
Derichebourg S.A.	28,448	158,917
Elior Group S.A.(a)(b)(c)	82,425	223,551
Eramet S.A.(a)	4,726	264,386
Euroapi S.A.(a)(c)	20,757	69,611
Eutelsat Communications SACA(a)(c)	40,191	72,209
Fnac Darty S.A.	4,176	127,893
Gaztransport Et Technigaz S.A.	2,409	368,763
ICADE(a)	12,896	303,853
ID Logistics Group SACA(c)	400	167,661
Imerys S.A.	11,290	311,825
Ipsen S.A.	4,197	519,158
Ipsos S.A.	5,862	277,959
JCDecaux SE(c)	10,959	183,888
La Francaise des Jeux SACA(b)	11,590	441,307
Mercialys S.A.	32,184	354,029
Mersen S.A.	4,308	97,533
Metropole Television S.A.	7,528	97,035
Neoen S.A.(a)(b)	5,002	206,811
Nexity S.A.(a)(c)	17,712	237,744
OPmobility SE	21,439	243,112
Remy Cointreau S.A.	2,565	147,320
Rubis S.C.A.	22,210	581,689
Sartorius Stedim Biotech	970	224,125
Societe BIC S.A.	3,798	250,934
SOITEC(a)(c)	1,793	156,621
Solutions 30 SE(a)(c)	44,872	49,719
Television Francaise 1 S.A.(a)	13,433	106,145
Trigano S.A.(a)	1,755	241,002
Vallourec SACA(a)(c)	40,248	766,073
Verallia S.A.(a)(b)	15,409	475,273
Virbac SACA	409	137,578
Viridien(c)	13,423	775,740
		12,163,757
Georgia-0.11%
Bank of Georgia Group PLC	4,363	256,663
TBC Bank Group PLC	4,187	173,668
		430,331
Germany-2.96%
1&1 AG	8,491	107,586
AIXTRON SE	4,204	58,530
Auto1 Group SE(b)(c)	59,954	1,161,114
Bechtle AG	11,956	402,121
Bilfinger SE	5,542	285,644
CANCOM SE	9,283	244,269
Carl Zeiss Meditec AG, BR	2,153	131,431
CompuGroup Medical SE & Co. KGaA	4,071	97,551
CTS Eventim AG & Co. KGaA	2,987	291,870
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Germany-(continued)
Deutsche Pfandbriefbank AG(b)(c)	91,178	$518,546
Deutsche Wohnen SE	6,494	162,826
Deutz AG	44,678	216,566
Duerr AG	19,792	488,506
DWS Group GmbH & Co. KGaA(b)	11,906	588,800
Evotec SE(a)(c)	17,088	153,188
Fielmann Group AG	3,458	157,374
flatexDEGIRO AG	11,686	198,395
Fraport AG Frankfurt Airport Services Worldwide(c)	7,856	468,955
Gerresheimer AG	5,141	360,824
Grand City Properties S.A.(c)	25,025	289,563
Hensoldt AG	3,362	135,456
Jenoptik AG	7,113	159,852
Krones AG	2,595	354,831
METRO AG	23,305	93,337
Mutares SE & Co. KGaA(a)	4,654	128,941
Nemetschek SE	1,467	175,642
Nordex SE(c)	33,554	388,179
Rational AG	235	209,260
SAF-Holland SE	7,643	131,350
Salzgitter AG(a)	7,133	131,933
Sartorius AG	115	26,496
Sartorius AG, Preference Shares(a)	940	271,820
Scout24 SE(b)	6,306	614,479
SGL Carbon SE(c)	14,689	57,620
Siltronic AG	5,879	269,381
Sirius Real Estate Ltd.	220,692	219,168
Sixt SE	3,011	245,029
Sixt SE, Preference Shares	3,466	213,090
Softwareone Holding AG(c)	18,370	120,192
Stabilus SE	3,118	103,222
Stroeer SE & Co. KGaA(a)	6,367	377,110
Suedzucker AG(a)	21,870	241,160
TeamViewer SE(b)(c)	9,434	111,956
Traton SE	14,099	435,871
		11,599,034
Ghana-0.02%
Tullow Oil PLC(a)(c)	356,441	79,709
Hong Kong-1.21%
ASMPT Ltd.	44,268	408,799
Cathay Pacific Airways Ltd.	274,711	370,917
CK Infrastructure Holdings Ltd.	92,821	632,120
Cowell e Holdings, Inc.(c)	97,104	320,652
DFI Retail Group Holdings Ltd.	54,819	128,612
Hang Lung Properties Ltd.	454,202	359,306
Hongkong Land Holdings Ltd.	110,300	479,962
Hysan Development Co. Ltd.	71,897	103,963
Kerry Properties Ltd.	75,665	148,837
Man Wah Holdings Ltd.	409,766	248,433
Melco International Development Ltd.(a)(c)	177,965	99,028
Pacific Basin Shipping Ltd.(a)	875,214	177,159
PCCW Ltd.	355,154	206,565
Sino Land Co. Ltd.	271,561	260,445
Swire Properties Ltd.	145,903	288,136
United Energy Group Ltd.(a)	3,492,137	166,726
United Laboratories International Holdings Ltd. (The)	237,315	352,802
		4,752,462
Indonesia-0.05%
Nickel Industries Ltd.	414,308	193,813
	Shares	Value
Iraq-0.04%
Gulf Keystone Petroleum Ltd.	79,702	$168,703
Ireland-0.28%
Cairn Homes PLC	106,446	253,429
Dalata Hotel Group PLC	31,193	152,940
Glanbia PLC(a)	32,679	478,454
Greencore Group PLC	81,006	194,494
		1,079,317
Israel-1.97%
Airport City Ltd.(c)	8,478	143,254
Alony Hetz Properties & Investments Ltd.	39,315	354,807
Amot Investments Ltd.	33,185	194,266
Ashtrom Group Ltd.(c)	8,248	142,429
Azrieli Group Ltd.	5,126	425,241
Bezeq The Israeli Telecommunication Corp. Ltd.	312,997	497,405
Big Shopping Centers Ltd.(a)(c)	2,215	346,436
Clal Insurance Enterprises Holdings Ltd.	6,367	166,787
Delek Group Ltd.	3,063	447,928
El Al Israel Airlines(c)	74,854	187,943
Elbit Systems Ltd.	2,729	826,281
Energean PLC(a)	9,062	104,055
Enlight Renewable Energy Ltd.(c)	7,288	117,925
Fattal Holdings 1998 Ltd.(c)	900	125,867
First International Bank of Israel Ltd. (The)	11,829	628,862
Harel Insurance Investments & Financial Services Ltd.	22,681	360,167
Israel Corp. Ltd.	510	149,768
Melisron Ltd.	3,824	362,211
Mivne Real Estate KD Ltd.	72,537	217,663
Nova Ltd.(c)	943	226,820
Oil Refineries Ltd.	293,660	86,827
Perion Network Ltd.(a)(c)	5,368	47,381
Phoenix Holdings Ltd. (The)	21,030	355,665
Plus500 Ltd.	20,676	726,362
Shikun & Binui Ltd.(a)(c)	48,984	162,381
Shufersal Ltd.	17,321	179,703
Strauss Group Ltd.(a)	6,365	128,822
		7,713,256
Italy-2.90%
ACEA S.p.A.(a)	19,878	381,105
Amplifon S.p.A.(a)	9,396	251,618
Anima Holding S.p.A.(b)	62,978	433,021
Ariston Holding N.V.(a)	20,911	74,844
Banca Generali S.p.A.(a)	11,824	593,294
Banca IFIS S.p.A.	10,374	228,100
Banca Mediolanum S.p.A.	54,611	734,722
BFF Bank S.p.A.(a)(b)	33,579	288,508
Brembo N.V.(a)	30,578	298,314
Brunello Cucinelli S.p.A.(a)	991	127,671
Buzzi S.p.A.	17,730	727,804
Credito Emiliano S.p.A.	13,749	161,747
Danieli & C. Officine Meccaniche S.p.A.(a)	2,751	71,944
Danieli & C. Officine Meccaniche S.p.A., RSP	8,846	178,728
Davide Campari-Milano N.V.(a)	35,576	205,667
De’ Longhi S.p.A.	11,830	416,787
DiaSorin S.p.A.(a)	2,273	243,960
doValue S.p.A., (Acquired 12/02/2024 - 12/05/2024; Cost $33,937)(a)(b)(c)(d)	25,544	44,122
Enav S.p.A.(b)	52,443	188,003
ERG S.p.A.(a)	10,577	214,801
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Italy-(continued)
F.I.L.A - Fabbrica Italiana Lapis ed Affini - S.p.A.	12,278	$121,537
Fincantieri S.p.A.(c)	40,510	315,573
Illimity Bank S.p.A.(a)	20,954	79,038
Infrastrutture Wireless Italiane S.p.A.(a)(b)	35,687	371,794
Interpump Group S.p.A.(a)	8,394	396,824
Iren S.p.A.	187,019	405,579
Maire S.p.A.	47,147	465,185
MFE-MediaForEurope N.V., Class A	56,126	182,906
MFE-MediaForEurope N.V., Class B(a)	18,733	83,105
OVS S.p.A.(b)	85,050	304,863
Piaggio & C S.p.A.(a)	54,168	121,173
Prada S.p.A.	47,290	379,164
Recordati Industria Chimica e Farmaceutica S.p.A.	9,387	571,576
Reply S.p.A.	1,714	283,115
Saipem S.p.A.(a)(c)	321,757	786,767
Salvatore Ferragamo S.p.A.(a)	11,299	90,182
Sesa S.p.A.(a)	1,082	76,522
Technogym S.p.A.(b)	14,053	163,810
Webuild S.p.A.(a)	100,757	307,497
Webuild S.p.A., Wts., expiring 08/31/2030(c)(e)	6,553	0
		11,370,970
Japan-33.13%
77 Bank Ltd. (The)	19,427	596,997
ABC-MART, Inc.	14,998	313,532
ACOM Co. Ltd.	88,326	218,158
Activia Properties, Inc.	126	274,597
Adastria Co. Ltd.(a)	6,335	135,603
ADEKA Corp.	15,575	290,732
Advance Residence Investment Corp.(a)	418	385,328
AEON Financial Service Co. Ltd.(a)	56,764	459,419
AEON Hokkaido Corp.(a)	17,062	98,442
AEON Mall Co. Ltd.(a)	36,796	465,167
AEON REIT Investment Corp.(a)	352	284,729
Ahresty Corp.(a)	24,743	96,918
Aica Kogyo Co. Ltd.	10,761	224,893
Aichi Financial Group, Inc.	9,305	161,495
Aichi Steel Corp.	4,893	218,716
Aiful Corp.	73,672	160,616
Ain Holdings, Inc.	10,582	319,805
Air Water, Inc.	27,830	347,526
Aisan Industry Co. Ltd.	16,074	197,824
Alfresa Holdings Corp.	31,183	427,538
Alps Alpine Co. Ltd.	83,822	839,516
Amano Corp.	9,122	238,987
Anritsu Corp.	42,773	393,726
Aoyama Trading Co. Ltd.	26,101	368,172
Arata Corp.	4,840	98,805
Arclands Corp.(a)	18,286	202,839
Arcs Co. Ltd.	5,816	101,223
ARE Holdings, Inc.	21,393	265,012
Ariake Japan Co. Ltd.	3,074	103,086
artience Co. Ltd.	10,840	215,991
As One Corp.	6,414	105,017
Asahi Intecc Co. Ltd.	9,190	154,330
Asanuma Corp.(a)	25,065	104,161
ASICS Corp.	56,920	1,270,762
ASKUL Corp.	12,117	133,042
Autobacs Seven Co. Ltd.	13,279	127,516
Azbil Corp.	68,346	515,645
	Shares	Value
Japan-(continued)
Bank of Nagoya Ltd. (The)	5,184	$239,792
BayCurrent, Inc.	8,000	341,675
Bell System24 Holdings, Inc.	9,729	79,297
Bic Camera, Inc.(a)	35,555	383,271
BIPROGY, Inc.	10,887	336,927
BML, Inc.	5,858	107,554
Bunka Shutter Co. Ltd.	9,358	112,728
Calbee, Inc.	13,185	251,829
Canon Marketing Japan, Inc.	11,129	366,071
Capcom Co. Ltd.	16,244	371,473
Casio Computer Co. Ltd.	73,676	613,505
Central Glass Co. Ltd.	9,235	195,685
Chiba Kogyo Bank Ltd. (The)	19,323	195,751
Chiyoda Corp.(a)(c)	69,906	136,145
Chugin Financial Group, Inc.	29,127	320,260
Chugoku Marine Paints Ltd.	8,270	125,731
Citizen Watch Co. Ltd.	63,130	383,118
CKD Corp.	13,233	215,657
Colowide Co. Ltd.(a)	11,924	131,388
Comforia Residential REIT, Inc.(a)	119	208,471
COMSYS Holdings Corp.	26,403	549,501
Cosmos Pharmaceutical Corp.	7,116	333,573
Create SD Holdings Co. Ltd.	6,334	115,656
Dai-Dan Co. Ltd.	11,797	280,110
Daido Steel Co. Ltd.	36,780	293,391
Daihen Corp.	4,401	201,015
Daiichikosho Co. Ltd.	14,334	167,132
Daio Paper Corp.(a)	22,634	125,643
Daiseki Co. Ltd.	6,127	146,723
Daishi Hokuetsu Financial Group, Inc.(a)	16,439	318,152
Daiwa Office Investment Corp.	117	222,311
Daiwa Securities Living Investments Corp.(a)	339	195,623
Daiwabo Holdings Co. Ltd.	19,718	384,352
DCM Holdings Co. Ltd.	25,216	230,532
DeNA Co. Ltd.	29,599	520,460
Denka Co. Ltd.	31,531	449,785
Dexerials Corp.	13,242	172,835
DIC Corp.	23,420	508,135
Digital Garage, Inc.	4,560	117,243
DMG Mori Co. Ltd.	25,198	407,085
Doutor Nichires Holdings Co. Ltd.	8,005	121,921
Dowa Holdings Co. Ltd.	12,594	375,650
DTS Corp.	4,899	133,829
Duskin Co. Ltd.	6,122	146,889
DyDo Group Holdings, Inc.	5,650	118,252
Earth Corp.(a)	5,887	191,679
EDION Corp.	18,473	218,458
Elecom Co. Ltd.	9,596	92,415
eRex Co. Ltd.(a)(c)	25,375	130,765
Exedy Corp.	8,787	272,237
EXEO Group, Inc.	39,894	436,266
Ezaki Glico Co. Ltd.	12,632	381,462
FCC Co. Ltd.	9,902	197,991
Ferrotec Holdings Corp.(a)	18,196	301,932
First Bank of Toyama Ltd. (The)	21,480	149,009
Food & Life Cos. Ltd.	14,029	314,332
FP Corp.	11,386	222,256
Frontier Real Estate Investment Corp.	510	266,594
Fuji Co. Ltd.(a)	8,717	120,334
Fuji Corp.	14,524	219,671
Fuji Media Holdings, Inc.(a)	18,673	263,797
Fuji Oil Co. Ltd.(a)	59,034	121,947
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
Fuji Oil Holdings, Inc.	13,377	$291,047
Fuji Soft, Inc.	3,509	223,482
Fujimi, Inc.	5,882	82,886
Fujitec Co. Ltd.	14,070	536,436
Fujitsu General Ltd.(a)	16,337	290,318
Fukuda Denshi Co. Ltd.	2,420	104,928
Fukuoka REIT Corp.	121	114,822
Fukuyama Transporting Co. Ltd.	5,944	141,028
Futaba Industrial Co. Ltd.	30,938	151,660
Fuyo General Lease Co. Ltd.	2,786	207,971
Geo Holdings Corp.	15,110	177,696
Global One Real Estate Investment Corp.	192	130,475
Glory Ltd.	14,880	253,339
GMO Internet Group, Inc.	12,428	220,943
GMO Payment Gateway, Inc.	2,098	110,774
Godo Steel Ltd.	3,388	87,620
GOLDWIN, Inc.	3,012	159,126
GS Yuasa Corp.	28,527	459,360
GungHo Online Entertainment, Inc.(c)	7,084	148,792
Gunma Bank Ltd. (The)	93,263	670,720
Gunze Ltd.	3,502	119,111
H.I.S. Co. Ltd.(a)(c)	14,721	145,180
H.U. Group Holdings, Inc.	17,326	284,251
H2O Retailing Corp.	29,424	439,076
Hachijuni Bank Ltd. (The)	86,123	564,531
Hagiwara Electric Holdings Co. Ltd.	4,423	97,132
Hamamatsu Photonics K.K.(a)	27,752	343,044
Hanwa Co. Ltd.	7,682	237,683
Happinet Corp.	4,893	147,268
Harmonic Drive Systems, Inc.	4,368	125,678
Hazama Ando Corp.	56,525	423,429
Heiwa Corp.	18,644	280,643
Heiwa Real Estate Co. Ltd.	4,362	127,202
Heiwa Real Estate REIT, Inc.(a)	179	148,027
Heiwado Co. Ltd.	8,008	121,558
Hino Motors Ltd.(c)	173,633	568,759
Hirogin Holdings, Inc.	54,449	433,628
Hisamitsu Pharmaceutical Co., Inc.	12,231	351,227
Hokkaido Electric Power Co., Inc.(a)	88,387	450,675
Hokkoku Financial Holdings, Inc.	5,103	178,104
Hokuetsu Corp.(a)	39,075	368,406
Hokuhoku Financial Group, Inc.	28,879	393,423
Hokuriku Electric Power Co.	83,684	466,002
Horiba Ltd.	5,617	352,594
Hoshino Resorts REIT, Inc.	98	130,947
Hoshizaki Corp.	14,638	542,627
Hosiden Corp.	9,749	132,340
House Foods Group, Inc.	11,796	215,064
Hulic Reit, Inc.(a)	239	218,623
Hyakugo Bank Ltd. (The)	36,904	162,030
Hyakujushi Bank Ltd. (The)	5,950	139,149
Ichigo Office REIT Investment Corp.	219	117,167
Idec Corp.	6,627	109,084
IDOM, Inc.	30,317	225,601
Iino Kaiun Kaisha Ltd.	23,374	168,911
Inaba Denki Sangyo Co. Ltd.	5,382	128,391
Inabata & Co. Ltd.(a)	23,088	478,168
Industrial & Infrastructure Fund Investment Corp.(a)	363	271,523
INFRONEER Holdings, Inc.	49,381	372,845
Internet Initiative Japan, Inc.	14,471	270,685
Invincible Investment Corp.	841	367,301
	Shares	Value
Japan-(continued)
IRISO Electronics Co. Ltd.	5,617	$95,452
Ishihara Sangyo Kaisha Ltd.	16,527	170,747
ITO EN Ltd.	13,502	298,402
Itochu Enex Co. Ltd.	10,124	103,774
Itoham Yonekyu Holdings, Inc.	5,618	139,932
Itoki Corp.	8,959	93,278
Iyogin Holdings, Inc.	70,152	745,251
Izumi Co. Ltd.(a)	8,406	169,337
J Trust Co. Ltd.	37,934	126,293
Jaccs Co. Ltd.(a)	7,029	173,083
JAFCO Group Co. Ltd.	21,553	315,511
Japan Airport Terminal Co. Ltd.	5,257	171,006
Japan Aviation Electronics Industry Ltd.	10,398	188,534
Japan Excellent, Inc.	217	175,651
Japan Hotel REIT Investment Corp.	631	292,662
Japan Lifeline Co. Ltd.	14,864	136,461
Japan Logistics Fund, Inc.(a)	405	234,902
Japan Petroleum Exploration Co. Ltd.	48,420	343,907
Japan Prime Realty Investment Corp.(a)	138	304,391
Japan Securities Finance Co. Ltd.	13,925	171,722
Japan Steel Works Ltd. (The)(a)	20,938	741,719
Jeol Ltd.	4,511	166,519
Juroku Financial Group, Inc.	7,768	233,614
JVCKenwood Corp.	74,459	864,184
Kadokawa Corp.(a)	12,904	273,454
Kaga Electronics Co. Ltd.	13,004	233,240
Kagome Co. Ltd.	11,206	210,278
Kakaku.com, Inc.	18,370	288,139
Kaken Pharmaceutical Co. Ltd.	7,979	217,053
Kamigumi Co. Ltd.	14,830	323,606
Kanadevia Corp.	52,273	360,335
Kanamoto Co. Ltd.	9,761	196,736
Kandenko Co. Ltd.	26,516	425,066
Kaneka Corp.(a)	10,898	264,964
Kanematsu Corp.	24,259	406,537
Katitas Co. Ltd.	8,613	120,608
KDX Realty Investment Corp.	399	399,027
Keihan Holdings Co. Ltd.	15,993	344,969
Keikyu Corp.	52,632	462,138
Keisei Electric Railway Co. Ltd.(a)	31,584	301,698
Keiyo Bank Ltd. (The)	33,177	174,332
Kewpie Corp.	30,572	595,030
KH Neochem Co. Ltd.(a)	9,612	130,097
Kinden Corp.	24,510	502,171
Kissei Pharmaceutical Co. Ltd.	5,406	137,887
Ki-Star Real Estate Co. Ltd.(a)	4,518	126,163
Kobayashi Pharmaceutical Co. Ltd.(a)	8,872	331,263
Kobe Bussan Co. Ltd.	8,922	203,069
Koei Tecmo Holdings Co. Ltd.	16,041	200,533
Kohnan Shoji Co. Ltd.	6,088	141,754
Kokuyo Co. Ltd.	17,352	302,075
Komeri Co. Ltd.	5,674	111,276
Komori Corp.	12,544	98,673
KOSE Corp.(a)	7,315	323,960
KPP Group Holdings Co. Ltd.(a)	26,454	113,754
K’s Holdings Corp.(a)	51,336	472,456
Kumagai Gumi Co. Ltd.	9,112	225,821
Kumiai Chemical Industry Co. Ltd.	28,018	137,147
Kureha Corp.	18,030	324,159
Kusuri no Aoki Holdings Co. Ltd.	8,724	186,163
KYB Corp.	17,654	334,129
Kyoritsu Maintenance Co. Ltd.(a)	6,172	122,323
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
Kyudenko Corp.	10,715	$364,304
LaSalle Logiport REIT	306	283,228
Lasertec Corp.	831	86,564
Leopalace21 Corp.	102,370	364,809
Life Corp.	6,656	154,669
Lintec Corp.	12,087	226,379
M3, Inc.	32,982	299,819
Mabuchi Motor Co. Ltd.(a)	22,908	315,097
Macnica Holdings, Inc.(a)	33,099	389,112
Makino Milling Machine Co. Ltd.	7,946	594,541
Mandom Corp.	12,227	96,954
Marubun Corp.	12,788	91,476
Maruha Nichiro Corp., Class C	12,901	249,133
Maruichi Steel Tube Ltd.	10,042	218,691
Maruwa Co. Ltd.	576	141,252
Matsui Securities Co. Ltd.	20,251	106,704
Max Co. Ltd.	5,506	140,811
Maxell Ltd.	10,787	139,209
McDonald’s Holdings Co. (Japan) Ltd.(a)	8,634	326,083
Medipal Holdings Corp.	34,981	526,761
Megachips Corp.	3,699	139,102
Megmilk Snow Brand Co. Ltd.	9,349	160,448
Meidensha Corp.	10,466	267,938
Meiko Electronics Co. Ltd.	5,867	341,301
MEITEC Group Holdings, Inc.	11,892	231,276
Menicon Co. Ltd.	10,894	97,906
Mirai Corp.	382	102,245
MIRAIT ONE Corp.	15,615	232,263
Mitsuba Corp.	19,242	109,290
Mitsubishi Estate Logistics REIT Investment Corp.(a)	69	158,410
Mitsubishi Logisnext Co. Ltd.	19,726	253,048
Mitsubishi Logistics Corp.	79,885	571,600
Mitsubishi Paper Mills Ltd.(a)	32,814	128,203
Mitsubishi Shokuhin Co. Ltd.	6,542	210,039
Mitsuboshi Belting Ltd.	3,800	96,365
Mitsui E&S Co. Ltd.(a)	47,045	477,347
Mitsui Fudosan Logistics Park, Inc.	359	236,496
Mitsui High-Tec, Inc.(a)	11,456	66,675
Mitsui Matsushima Holdings Co. Ltd.	6,810	189,715
Mitsui-Soko Holdings Co. Ltd.(a)	6,484	321,595
Miura Co. Ltd.	14,577	351,825
Mixi, Inc.	15,197	315,624
Mizuho Leasing Co. Ltd.	33,858	221,947
Mizuno Corp.	4,735	264,844
Modec, Inc.	9,886	203,544
Monex Group, Inc.	27,184	159,114
MonotaRO Co. Ltd.(a)	14,177	244,637
Mori Hills REIT Investment Corp.(a)	229	185,542
Mori Trust REIT, Inc.(a)	314	128,272
Morinaga & Co. Ltd.	15,913	274,728
Morinaga Milk Industry Co. Ltd.(a)	28,567	535,260
Musashi Seimitsu Industry Co. Ltd.	21,261	418,132
Nachi-Fujikoshi Corp.	6,317	135,022
Nagase & Co. Ltd.	15,544	292,424
Nagoya Railroad Co. Ltd.	34,833	389,276
Nakanishi, Inc.	9,690	160,091
Nankai Electric Railway Co. Ltd.	17,596	291,854
Nanto Bank Ltd. (The)	6,648	151,166
NEC Networks & System Integration Corp.	8,275	176,487
NET One Systems Co. Ltd.	4,096	118,284
NEXTAGE Co. Ltd.(a)	8,515	82,322
	Shares	Value
Japan-(continued)
NHK Spring Co. Ltd.(a)	22,467	$286,806
Nichias Corp.	8,182	268,219
Nichicon Corp.	21,862	154,444
Nichiha Corp.	4,840	90,610
Nifco, Inc.	21,057	504,027
Nihon Kohden Corp.	27,158	388,277
Nihon M&A Center Holdings, Inc.	24,735	96,684
Nikkon Holdings Co. Ltd.	18,162	264,720
Nippn Corp.(a)	12,122	169,812
Nippon Accommodations Fund, Inc.	74	278,736
Nippon Carbon Co. Ltd.(a)	3,186	88,457
Nippon Chemi-Con Corp.(a)(c)	16,355	105,505
Nippon Gas Co. Ltd.	18,522	260,141
Nippon Kayaku Co. Ltd.	18,199	149,179
Nippon Light Metal Holdings Co. Ltd.	16,928	173,638
Nippon Paper Industries Co. Ltd.	51,484	294,399
NIPPON REIT Investment Corp.	260	136,633
Nippon Seiki Co. Ltd.	12,344	88,836
Nippon Sheet Glass Co. Ltd.(a)(c)	90,305	220,395
Nippon Shinyaku Co. Ltd.	10,953	265,446
Nippon Shokubai Co. Ltd.	31,300	380,297
Nippon Soda Co. Ltd.	9,221	171,370
Nippon Yakin Kogyo Co. Ltd.	6,639	171,656
Nipro Corp.	36,118	337,908
Nishimatsu Construction Co. Ltd.	9,307	302,861
Nishimatsuya Chain Co. Ltd.(a)	9,369	140,627
Nishi-Nippon Financial Holdings, Inc.(a)	44,334	609,284
Nishi-Nippon Railroad Co. Ltd.	8,800	127,447
Nisshin Oillio Group Ltd. (The)	4,396	141,276
Nisshinbo Holdings, Inc.	45,542	260,961
Nissui Corp.	94,766	523,007
Nitto Boseki Co. Ltd.	4,502	165,740
Nitto Kogyo Corp.	5,582	104,614
NOF Corp.	27,595	367,716
Nojima Corp.	20,280	305,304
NOK Corp.	27,607	418,368
Nomura Co. Ltd.	20,814	122,775
Noritake Co. Ltd.	6,950	172,536
Noritsu Koki Co. Ltd.	7,021	227,391
North Pacific Bank Ltd.	113,074	382,777
Npr-Riken Corp.(a)	8,470	138,564
NS Solutions Corp.	11,757	299,533
NS United Kaiun Kaisha Ltd.(a)	4,701	118,830
NSD Co. Ltd.	8,153	172,414
NTT UD REIT Investment Corp.(a)	244	208,068
OBIC Co. Ltd.	17,690	529,153
Ogaki Kyoritsu Bank Ltd. (The)	7,235	100,077
Okamura Corp.	12,521	160,322
Okasan Securities Group, Inc.	42,421	175,610
Oki Electric Industry Co. Ltd.	30,518	191,110
Okinawa Electric Power Co., Inc. (The)(a)	17,058	98,830
OKUMA Corp.(a)	15,019	339,299
Okumura Corp.	11,166	281,335
Onward Holdings Co. Ltd.	45,404	182,121
Organo Corp.	2,509	124,394
Orient Corp.	27,539	145,171
ORIX JREIT, Inc.	486	540,110
Osaka Soda Co. Ltd.	11,600	124,751
OSG Corp.(a)	22,603	250,553
Pacific Industrial Co. Ltd.	11,778	115,509
PALTAC Corp.	6,425	179,822
Park24 Co. Ltd.(a)	29,929	395,795
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
Pasona Group, Inc.	8,445	$109,341
Penta-Ocean Construction Co. Ltd.	91,895	388,260
PHC Holdings Corp.	13,509	90,518
Pigeon Corp.	31,835	302,163
Pilot Corp.	8,011	227,566
Piolax, Inc.(a)	6,058	91,354
Pola Orbis Holdings, Inc.(a)	22,577	205,766
Press Kogyo Co. Ltd.(a)	27,874	101,657
Prima Meat Packers Ltd.(a)	7,876	111,438
Raito Kogyo Co. Ltd.	13,771	194,705
Rakuten Bank Ltd.(c)	12,612	387,756
Relo Group, Inc.	28,202	346,202
Rengo Co. Ltd.	59,645	337,661
Resorttrust, Inc.	12,793	268,587
Ricoh Leasing Co. Ltd.	3,852	127,489
Rinnai Corp.	24,341	537,395
Rohto Pharmaceutical Co. Ltd.	20,090	341,119
Round One Corp.	28,528	241,150
Ryobi Ltd.(a)	15,308	224,219
Saizeriya Co. Ltd.(a)	3,025	90,598
Sakata Seed Corp.	5,562	131,585
San-A Co. Ltd.	11,307	215,535
Sangetsu Corp.	11,342	211,135
San-In Godo Bank Ltd. (The)	26,097	223,422
Sanken Electric Co. Ltd.(c)	4,400	173,086
Sanki Engineering Co. Ltd.	8,048	162,290
Sankyo Co. Ltd.	30,076	403,924
Sankyu, Inc.	11,275	403,338
Sanyo Denki Co. Ltd.	3,167	191,786
Sanyo Special Steel Co. Ltd.	9,258	119,058
Sapporo Holdings Ltd.(a)	10,415	483,902
Sawai Group Holdings Co. Ltd.	32,205	416,622
Sbi Sumishin Net Bank Ltd.	8,470	258,519
SCSK Corp.	21,556	478,028
Sega Sammy Holdings, Inc.	43,671	846,589
Seiko Group Corp.	10,163	348,294
Seiren Co. Ltd.	8,906	154,057
Sekisui House REIT, Inc.	643	329,229
Senko Group Holdings Co. Ltd.(a)	27,360	274,744
Senshu Ikeda Holdings, Inc.	131,851	373,491
Seria Co. Ltd.	12,070	207,519
Seven Bank Ltd.	203,573	404,414
Shibaura Machine Co. Ltd.	7,526	173,577
Shiga Bank Ltd. (The)	8,006	238,277
Shikoku Electric Power Co., Inc.	47,678	365,961
SHIMAMURA Co. Ltd.	10,556	601,597
Shinko Electric Industries Co. Ltd.(a)(c)	7,997	302,015
Shinmaywa Industries Ltd.	14,460	126,123
Ship Healthcare Holdings, Inc.	16,659	227,723
SHO-BOND Holdings Co. Ltd.	4,836	156,960
Siix Corp.	14,220	103,676
Sinfonia Technology Co. Ltd.	6,272	281,419
SKY Perfect JSAT Holdings, Inc.	34,951	209,736
Skylark Holdings Co. Ltd.	36,950	585,532
Socionext, Inc.	12,310	191,073
Sohgo Security Services Co. Ltd.	71,575	481,570
SOSiLA Logistics REIT, Inc.	144	102,746
Sotetsu Holdings, Inc.	10,550	175,040
Square Enix Holdings Co. Ltd.	11,659	473,322
Star Asia Investment Corp.(a)	360	120,104
Star Micronics Co. Ltd.	10,489	132,044
Starts Corp., Inc.	5,379	133,831
	Shares	Value
Japan-(continued)
Sugi Holdings Co. Ltd.	27,859	$485,246
Sumida Corp.(a)	18,285	107,350
Sumitomo Bakelite Co. Ltd.	13,667	329,634
Sumitomo Mitsui Construction Co. Ltd.	40,862	109,778
Sumitomo Osaka Cement Co. Ltd.	13,846	295,719
Sumitomo Pharma Co. Ltd.(a)(c)	185,258	726,684
Sumitomo Riko Co. Ltd.	14,692	171,272
Sumitomo Seika Chemicals Co. Ltd.	3,229	96,622
Sumitomo Warehouse Co. Ltd. (The)	11,596	202,385
Sun Frontier Fudousan Co. Ltd.	9,258	119,870
Sundrug Co. Ltd.(a)	17,153	464,935
Suruga Bank Ltd.	49,960	388,961
SWCC Corp.	7,398	361,304
Tachi-S Co. Ltd.	14,692	175,040
Tadano Ltd.(a)	16,585	123,091
Taikisha Ltd.	5,386	162,368
Taiyo Holdings Co. Ltd.	7,187	193,619
Takara Holdings, Inc.	54,173	477,247
Takasago Thermal Engineering Co. Ltd.	8,742	341,023
Takeuchi Manufacturing Co. Ltd.(a)	5,916	207,410
Takuma Co. Ltd.	11,678	126,605
Tama Home Co. Ltd.(a)	4,456	94,482
Tamura Corp.	26,416	101,501
TBS Holdings, Inc.	7,014	191,129
TechnoPro Holdings, Inc.	14,578	291,446
Teijin Ltd.	69,907	597,243
Toa Corp.	15,656	119,785
TOA ROAD Corp.	12,990	109,490
Toagosei Co. Ltd.	15,439	143,381
Toda Corp.	57,096	346,180
Toei Co. Ltd.	5,857	215,131
Toho Bank Ltd. (The)	63,461	126,779
Toho Co. Ltd.(a)	14,802	668,137
Toho Co. Ltd.(a)	6,272	111,919
Toho Gas Co. Ltd.	20,676	519,777
Toho Holdings Co. Ltd.	18,998	526,045
Tokai Rika Co. Ltd.	14,847	218,462
Tokai Tokyo Financial Holdings, Inc.	62,258	203,533
Token Corp.	1,876	150,337
Tokuyama Corp.	25,217	419,196
Tokyo Century Corp.	34,127	330,823
Tokyo Electron Device Ltd.	2,320	46,882
Tokyo Kiraboshi Financial Group, Inc.	10,364	321,012
Tokyo Ohka Kogyo Co. Ltd.	12,792	285,476
Tokyo Seimitsu Co. Ltd.	5,545	262,945
Tokyo Steel Manufacturing Co. Ltd.(a)	17,087	172,320
Tokyu Construction Co. Ltd.	24,000	114,189
Tokyu REIT, Inc.(a)	164	171,903
TOMONY Holdings, Inc.	92,136	267,920
Tomy Co. Ltd.	18,141	559,921
Topcon Corp.	25,120	470,960
TORIDOLL Holdings Corp.	3,942	95,778
Toshiba TEC Corp.	6,308	138,555
Towa Pharmaceutical Co. Ltd.	8,470	164,238
Toyo Construction Co. Ltd.	19,726	177,362
Toyo Engineering Corp.	22,790	105,878
Toyo Seikan Group Holdings Ltd.	30,723	467,218
Toyo Tire Corp.(a)	31,548	519,386
Toyobo Co. Ltd.	23,769	150,504
Toyota Boshoku Corp.	35,733	475,044
Transcosmos, Inc.	7,164	148,374
Trusco Nakayama Corp.	7,530	100,471
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
TS Tech Co. Ltd.	26,760	$303,767
TSI Holdings Co. Ltd.(a)	24,974	199,581
Tsubaki Nakashima Co. Ltd.(a)	24,627	73,971
Tsubakimoto Chain Co.	18,540	228,160
Tsugami Corp.	14,697	157,411
Tsumura & Co.	11,328	334,045
TV Asahi Holdings Corp.	8,689	137,583
UACJ Corp.	8,364	287,811
Ulvac, Inc.(a)	8,322	327,808
United Arrows Ltd.	11,087	188,337
United Super Markets Holdings, Inc.	20,148	101,324
United Urban Investment Corp.	436	422,925
Universal Entertainment Corp.(a)	9,334	68,313
Ushio, Inc.	26,156	351,240
USS Co. Ltd.	56,272	505,350
UT Group Co. Ltd.(a)	4,906	69,304
V Technology Co. Ltd.	5,728	85,820
Valor Holdings Co. Ltd., Class C	6,339	89,240
Valqua Ltd.	3,408	71,740
Wacoal Holdings Corp.	11,161	390,072
Wacom Co. Ltd.	35,907	154,767
Warabeya Nichiyo Holdings Co. Ltd.	8,248	112,053
Welcia Holdings Co. Ltd.	30,649	441,810
Workman Co. Ltd.	6,331	177,500
Yamae Group Holdings Co. Ltd.	8,048	104,696
Yamaguchi Financial Group, Inc.(a)	43,680	487,551
Yamato Kogyo Co. Ltd.(a)	5,939	294,361
Yamazen Corp.(a)	27,086	233,649
Yaoko Co. Ltd.	3,226	188,965
Yellow Hat Ltd.	11,334	200,231
Yokogawa Bridge Holdings Corp.	10,266	178,594
Yoshinoya Holdings Co. Ltd.(a)	8,802	167,168
Zenkoku Hosho Co. Ltd.	8,552	303,886
Zensho Holdings Co. Ltd.	9,524	526,250
Zeon Corp.	48,599	452,496
ZOZO, Inc.	9,194	302,063
		129,930,518
Luxembourg-0.10%
RTL Group S.A.	6,931	212,236
SES S.A., FDR(a)	54,703	178,096
		390,332
Macau-0.08%
SJM Holdings Ltd.(a)(c)	479,364	150,697
Wynn Macau Ltd.	250,329	183,041
		333,738
Mexico-0.12%
Fresnillo PLC	55,303	474,371
Mongolia-0.02%
Mongolian Mining Corp.(c)	78,812	71,056
Netherlands-1.45%
AMG Critical Materials N.V.(a)	10,384	150,999
Arcadis N.V.	10,350	592,112
argenx SE(c)	964	637,692
Basic-Fit N.V.(a)(b)(c)	6,810	172,600
Corbion N.V.	15,142	354,252
CTP N.V.(b)	11,261	187,613
Eurocommercial Properties N.V.(a)	4,776	116,808
Flow Traders Ltd.(a)	14,521	365,625
Fugro N.V.	23,260	372,043
JDE Peet’s N.V.(a)	20,674	361,841
	Shares	Value
Netherlands-(continued)
Koninklijke BAM Groep N.V.	84,370	$371,161
Koninklijke Vopak N.V.(a)	15,609	717,952
PostNL N.V.(a)	266,842	272,119
TKH Group N.V., CVA(a)	8,729	322,035
Van Lanschot Kempen N.V., CVA(a)	11,672	575,467
Wereldhave N.V.	7,056	107,249
		5,677,568
New Zealand-0.62%
a2 Milk Co. Ltd. (The)(a)(c)	81,393	295,395
Auckland International Airport Ltd.	113,163	553,068
Contact Energy Ltd.(a)	28,506	149,852
Fletcher Building Ltd.(c)	109,559	176,701
Infratil Ltd.	33,003	209,031
Mainfreight Ltd.	2,493	101,429
Mercury NZ Ltd.(a)	30,796	109,722
Meridian Energy Ltd.(a)	60,595	201,897
Ryman Healthcare Ltd.(c)	39,079	96,159
Spark New Zealand Ltd.	180,625	296,910
Xero Ltd.(c)	2,253	254,423
		2,444,587
Nigeria-0.11%
Airtel Africa PLC(b)	251,854	449,389
Norway-2.12%
Aker ASA, Class A	2,993	160,816
Aker Solutions ASA, Class A	70,961	201,739
Austevoll Seafood ASA	30,670	299,965
Borregaard ASA	6,507	117,005
Crayon Group Holding ASA(a)(b)(c)	19,246	179,716
DNO ASA	228,665	264,054
Elkem ASA(b)(c)	181,828	358,545
Entra ASA(b)(c)	15,316	158,738
Europris ASA(b)	22,940	167,568
FLEX LNG Ltd.	5,720	146,465
Frontline PLC	19,314	339,239
Gjensidige Forsikring ASA	35,732	733,616
Golden Ocean Group Ltd.	44,321	411,499
Grieg Seafood ASA(a)	18,725	123,872
Hoegh Autoliners ASA	12,802	116,287
Kongsberg Gruppen ASA	6,096	724,530
Leroy Seafood Group ASA	81,618	405,189
MPC Container Ships ASA	214,451	348,089
Nordic Semiconductor ASA(c)	17,906	180,042
Norske Skog ASA(a)(b)(c)	33,130	70,115
Odfjell Drilling Ltd.	24,456	134,155
Protector Forsikring ASA	6,287	183,695
SalMar ASA	8,138	430,791
Solstad Offshore ASA(c)	32,625	116,193
SpareBank 1 SMN	10,706	172,928
SpareBank 1 SR-Bank ASA, Class B	13,026	185,898
Stolt-Nielsen Ltd.	6,411	165,883
TGS ASA	84,727	853,785
TOMRA Systems ASA	22,151	327,828
Wallenius Wilhelmsen ASA	28,698	231,288
		8,309,533
Peru-0.08%
Hochschild Mining PLC(c)	151,038	328,976
Poland-1.18%
Alior Bank S.A.(a)	15,173	351,242
Allegro.eu S.A.(a)(b)(c)	31,098	228,884
Asseco Poland S.A.(a)	6,687	194,628
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Poland-(continued)
Bank Millennium S.A.(a)(c)	59,462	$152,058
Budimex S.A.(a)	1,361	159,828
CCC S.A.(a)(c)	8,598	362,431
CD Projekt S.A.(a)	4,418	229,142
Cyfrowy Polsat S.A.(a)(c)	83,320	316,693
Dino Polska S.A.(a)(b)(c)	2,529	280,583
Grupa Kety S.A.(a)	1,000	187,886
Jastrzebska Spolka Weglowa S.A.(a)(c)	31,676	180,566
KRUK S.A.(a)	1,799	189,708
LPP S.A.(a)	96	388,470
mBank S.A.(a)(c)	1,506	233,204
Orange Polska S.A.(a)	113,456	222,934
PGE Polska Grupa Energetyczna S.A.(a)(c)	167,364	269,376
Santander Bank Polska S.A.	4,185	521,018
Tauron Polska Energia S.A.(a)(c)	145,195	151,950
		4,620,601
Portugal-0.30%
CTT-Correios de Portugal S.A.	25,335	154,857
Mota-Engil SGPS S.A.(a)	21,777	64,828
Navigator Co. S.A. (The)	71,039	260,134
NOS SGPS S.A.(a)	42,832	150,888
REN - Redes Energeticas Nacionais SGPS S.A.(a)	143,259	353,702
Sonae SGPS S.A.	200,816	187,751
		1,172,160
Singapore-1.85%
AEM Holdings Ltd.(c)	50,689	55,443
BW LPG Ltd.(b)	26,922	340,435
CapitaLand Ascott Trust	521,082	343,478
CapitaLand India Trust	166,226	124,870
City Developments Ltd.	118,354	439,964
ComfortDelGro Corp. Ltd.	382,997	398,031
ESR-REIT	718,359	137,454
Frasers Centrepoint Trust	176,641	277,999
Frasers Logistics & Commercial Trust(a)(b)	531,571	345,758
Hafnia Ltd.	48,142	254,024
Jardine Cycle & Carriage Ltd.	25,356	520,543
Keppel DC REIT	199,015	321,864
Keppel REIT	508,602	319,928
Lendlease Global Commercial REIT	336,870	137,487
Mapletree Industrial Trust(a)	296,720	458,695
Mapletree Pan Asia Commercial Trust(a)	436,773	387,892
NetLink NBN Trust(b)	308,695	195,937
SATS Ltd.	122,757	306,357
Seatrium Ltd.(c)	250,825	411,130
Sembcorp Industries Ltd.	125,762	515,831
Sheng Siong Group Ltd.	94,934	114,012
Suntec REIT	367,194	321,523
Venture Corp. Ltd.	56,070	521,773
		7,250,428
South Africa-0.04%
Scatec ASA(b)(c)	23,403	163,860
South Korea-8.26%
Amorepacific Corp.(c)	5,108	453,519
Amorepacific Corp., Preference Shares(c)	1,651	43,681
AMOREPACIFIC Group(c)	9,202	152,180
Asiana Airlines, Inc.(c)	11,388	82,572
BGF retail Co. Ltd.(c)	3,742	266,114
BH Co. Ltd.	7,877	81,690
BNK Financial Group, Inc.	49,300	410,954
	Shares	Value
South Korea-(continued)
Celltrion, Inc.	4,135	$508,182
Cheil Worldwide, Inc.(c)	16,419	193,496
Chong Kun Dang Pharmaceutical Corp.(c)	1,493	88,479
CJ CheilJedang Corp.	1,436	238,063
CJ CheilJedang Corp., Preference Shares	212	18,483
CJ Corp.	6,825	445,437
CJ ENM Co. Ltd.(c)	5,009	184,139
CJ Logistics Corp.	4,529	247,721
Com2uSCorp.(c)	3,140	101,952
Cosmax, Inc.(c)	1,364	153,553
Coway Co. Ltd.(c)	9,740	515,256
Daeduck Electronics Co. Ltd.	8,434	106,455
Daesang Corp.(c)	16,646	213,871
Daesang Holdings Co. Ltd.	16,539	117,810
Daewoo Engineering & Construction Co. Ltd.(c)	65,122	150,602
Daishin Securities Co. Ltd.	5,268	60,105
Daishin Securities Co. Ltd., Preference Shares	3,640	39,936
Daou Data Corp.(c)	10,381	71,733
DB HiTek Co. Ltd.(c)	7,941	175,168
DGB Financial Group, Inc.	29,467	186,283
DL E&C Co. Ltd.(a)(c)	10,581	227,151
DL Holdings Co. Ltd.(c)	3,703	81,078
Dongjin Semichem Co. Ltd.(c)	3,700	55,099
Doosan Bobcat, Inc.	15,501	509,232
Doosan Co. Ltd.	7,728	1,493,415
Ecopro BM Co. Ltd.(c)	743	66,318
Ecopro Co. Ltd.(c)	2,207	91,776
E-MART, Inc.	7,829	346,140
F&F Co. Ltd.(c)	3,552	156,308
Fila Holdings Corp.	6,426	173,014
Green Cross Corp.(c)	1,355	127,946
GS Engineering & Construction Corp.(c)	33,532	396,900
GS Holdings Corp.(c)	7,458	196,762
GS P&L Co. Ltd.(c)	2,117	28,003
GS Retail Co. Ltd.(c)	8,701	91,383
Hanjin Kal Corp.(c)	2,444	140,592
Hankook & Co. Co. Ltd.	10,482	122,868
Hanmi Pharm Co. Ltd.	503	84,026
Hanon Systems(c)	48,419	141,704
Hansol Chemical Co. Ltd.	1,075	68,071
Hanwha Aerospace Co. Ltd.(c)	4,080	1,117,864
Hanwha Corp.(c)	9,915	207,170
Hanwha Corp., Third Pfd.(c)	5,001	52,810
Hanwha Investment & Securities Co. Ltd.(c)	31,211	76,834
Hanwha Life Insurance Co. Ltd.	89,080	152,226
Hanwha Ocean Co. Ltd.(c)	13,300	519,904
Hanwha Systems Co. Ltd.(c)	9,187	158,566
Hanwha Vision Co. Ltd.(c)	4,601	101,125
Harim Holdings Co. Ltd., Class C(c)	28,930	108,284
HD Hyundai Construction Equipment Co. Ltd.(c)	6,086	277,172
HD Hyundai Electric Co. Ltd.	1,284	358,754
HD Hyundai Heavy Industries Co. Ltd.(c)	3,151	670,176
HD Hyundai Infracore Co. Ltd.(c)	54,872	276,103
HDC Hyundai Development Co-Engineering & Construction, Class E(c)	21,692	246,799
Hite Jinro Co. Ltd.(c)	11,710	153,177
HK inno.N Corp.(c)	3,467	84,409
HL Mando Co. Ltd.(c)	15,580	474,156
Hotel Shilla Co. Ltd.(c)	7,183	188,505
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
South Korea-(continued)
HYBE Co. Ltd.(c)	1,446	$223,165
Hyosung Advanced Materials Corp.(c)	1,120	134,977
Hyosung Heavy Industries Corp.(c)	2,419	742,027
Hyosung TNC Corp.(c)	948	145,063
Hyundai Department Store Co. Ltd.(c)	4,902	169,420
Hyundai Elevator Co. Ltd.	5,316	193,333
Hyundai Glovis Co. Ltd.	8,046	821,968
Hyundai Marine & Fire Insurance Co. Ltd.	21,502	364,937
Hyundai Mipo Dockyard Co. Ltd.(c)	3,826	325,192
Hyundai Rotem Co. Ltd.(c)	11,579	468,852
Hyundai Steel Co.	19,011	301,341
Hyundai Wia Corp.	6,465	172,508
ITCEN Co. Ltd.(c)	14,478	48,647
JB Financial Group Co. Ltd.	25,210	341,773
Kakao Games Corp.(c)	7,291	81,028
KakaoBank Corp.(c)	11,135	161,402
Kangwon Land, Inc.(c)	21,831	251,115
KCC Corp.(a)	1,123	190,935
KEPCO Plant Service & Engineering Co. Ltd.(c)	5,036	160,354
KG Chemical Corp.	29,869	76,180
KG Dongbu Steel(c)	26,887	109,216
KG Eco Solution Co. Ltd.	14,692	49,883
KIWOOM Securities Co. Ltd.	2,791	239,252
Kolmar Korea Co. Ltd.(c)	4,056	167,901
Kolon Industries, Inc.(c)	5,538	106,358
Korea Aerospace Industries Ltd.(c)	8,027	293,242
Korea Electric Terminal Co. Ltd.	2,313	124,746
Korea Gas Corp.(c)	8,671	203,109
Korea Investment Holdings Co. Ltd.(c)	6,704	364,554
Korea Line Corp.(c)	110,987	128,855
Korea Petrochemical Ind Co. Ltd.	1,409	88,035
Korean Reinsurance Co.	24,073	136,240
Krafton, Inc.(c)	3,358	836,664
Kumho Petrochemical Co. Ltd.(c)	4,235	306,422
L&F Co. Ltd.(c)	1,193	71,629
LG Uplus Corp.	54,373	374,663
LIG Nex1 Co. Ltd.(c)	1,300	201,641
LOTTE Chilsung Beverage Co. Ltd.(a)(c)	1,363	96,848
LOTTE Corp.(c)	8,180	116,936
LOTTE Fine Chemical Co. Ltd.(c)	5,628	153,380
LOTTE Shopping Co. Ltd.(c)	3,560	131,793
LS Electric Co. Ltd.(c)	4,475	706,904
LX International Corp.(c)	18,095	309,436
LX Semicon Co. Ltd.(c)	3,220	124,733
Mirae Asset Securities Co. Ltd.	38,838	223,944
Netmarble Corp.(b)(c)	3,725	112,872
NH Investment & Securities Co. Ltd.	30,001	296,791
NongShim Co. Ltd.	869	208,028
OCI Holdings Co. Ltd.(c)	3,464	187,540
Orion Corp.(c)	4,432	307,969
Pan Ocean Co. Ltd.(c)	118,018	268,634
Poongsan Corp.(c)	9,440	342,274
POSCO Future M Co. Ltd.	639	62,217
S-1 Corp.	2,849	116,767
Samsung Biologics Co. Ltd.(b)(c)	514	380,153
Samsung Card Co. Ltd.	3,770	108,603
Samsung Securities Co. Ltd.	13,799	430,427
SD Biosensor, Inc.(c)	16,378	126,011
Seah Besteel Holdings Corp.(c)	7,501	99,166
Sebang Global Battery Co. Ltd.(c)	2,097	116,474
Seegene, Inc.	7,638	123,811
	Shares	Value
South Korea-(continued)
Seoul Semiconductor Co. Ltd.(c)	15,632	$77,556
Seoyon E-Hwa Co. Ltd.	6,581	56,747
SFA Engineering Corp.	5,381	70,158
Shinsegae, Inc.(c)	2,496	227,309
Simmtech Co. Ltd.(c)	5,104	42,789
SK IE Technology Co. Ltd.(b)(c)	2,164	33,974
SK Networks Co. Ltd.	31,775	91,443
SK Square Co. Ltd.(c)	11,110	709,938
SKC Co. Ltd.(c)	3,884	414,537
SL Corp.(c)	5,067	111,072
SOLUM Co. Ltd.(c)	5,042	65,142
Soulbrain Co. Ltd.(c)	592	68,133
Sungwoo Hitech Co. Ltd.(c)	31,669	111,061
UNID Co. Ltd.	1,832	81,906
WONIK IPS Co. Ltd.(c)	5,926	90,982
Wooree Bio Co. Ltd.(c)	47,822	87,870
Youngone Corp.(c)	5,617	168,959
Yuhan Corp.(c)	4,914	435,456
		32,402,624
Spain-1.34%
Almirall S.A.(a)	16,612	163,483
Atresmedia Corp. de Medios de Comunicacion S.A.	28,084	128,626
Befesa S.A.(b)	10,343	224,749
CIE Automotive S.A.(a)	5,135	137,156
Construcciones y Auxiliar de Ferrocarriles S.A.	3,464	128,526
Corporacion ACCIONA Energias Renovables S.A.(a)	10,028	186,548
EDP Renovaveis S.A.(a)	34,009	318,846
Ence Energia y Celulosa S.A.(a)	50,069	181,062
Fluidra S.A.	18,586	478,185
Gestamp Automocion S.A.(a)(b)	58,674	160,913
Indra Sistemas S.A.(a)	25,544	490,596
Inmobiliaria Colonial SOCIMI S.A.(a)	106,727	603,482
Melia Hotels International S.A.	21,910	163,510
Obrascon Huarte Lain S.A.(a)(c)	279,488	107,302
Prosegur Cia de Seguridad S.A.(a)	62,128	116,744
Sacyr S.A.	169,637	555,995
Sacyr S.A.(a)(c)	161,093	13,238
Tecnicas Reunidas S.A.(c)	23,645	334,571
Vidrala S.A.(a)	2,839	291,304
Viscofan S.A.	7,415	470,228
		5,255,064
Sweden-4.58%
AAK AB	20,361	593,308
AddLife AB, Class B(a)	14,711	201,027
Addtech AB, Class B	12,041	352,359
AFRY AB(a)	17,250	275,282
Alleima AB	55,242	459,193
Arjo AB, Class B	45,273	162,613
Atrium Ljungberg AB, Class B	6,309	111,865
Avanza Bank Holding AB(a)	10,555	317,332
Axfood AB(a)	20,553	441,879
Beijer Ref AB(a)	20,375	303,120
Betsson AB, Class B(c)	25,388	347,467
Billerud AB	64,005	658,841
Bravida Holding AB(b)	25,037	200,311
Bure Equity AB	3,472	126,640
Catena AB	4,184	182,729
Cibus Nordic Real Estate AB (publ)(a)	13,438	218,464
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Sweden-(continued)
Cint Group AB(a)(c)	91,701	$70,878
Clas Ohlson AB, Class B	7,724	165,285
Cloetta AB, Class B	60,484	154,681
Corem Property Group AB, Class B	126,937	67,483
Corem Property Group AB, Preference Shares(a)	2,032	44,966
Dios Fastigheter AB	17,682	122,354
Dometic Group AB(a)(b)	57,036	289,575
Dustin Group AB(b)(c)	135,865	47,097
Elekta AB, Class B(a)	64,413	382,713
EQT AB(a)	20,667	676,525
Fabege AB	63,934	479,434
Granges AB	11,718	142,499
Hexpol AB	43,911	411,907
Hufvudstaden AB, Class A(a)	16,748	186,932
Indutrade AB	16,705	461,058
Instalco AB(b)	36,063	102,954
Investment AB Latour, Class B(a)	8,726	228,734
JM AB(a)	30,728	457,463
L E Lundbergforetagen AB, Class B(a)	10,355	499,661
Lagercrantz Group AB, Class B	9,783	208,230
Lifco AB, Class B	10,676	350,987
Lindab International AB(a)	11,051	197,861
Loomis AB	11,739	374,593
Modern Times Group MTG AB, Class B(c)	22,836	212,590
Munters Group AB(b)	7,687	122,445
Mycronic AB(a)	4,364	177,382
NCAB Group AB (publ)	28,324	170,716
NCC AB, Class B	24,812	401,211
New Wave Group AB, Class B	12,263	117,159
Nolato AB, Class B	32,622	170,191
Nordnet AB publ(a)	10,743	256,036
Nyfosa AB(c)	33,163	341,131
Pandox AB	9,787	178,676
Peab AB, Class B	43,916	315,808
Ratos AB, Class B	40,342	126,782
Sagax AB, Class B	10,390	229,255
Sagax AB, Class D	6,093	17,438
Samhallsbyggnadsbolaget i Norden AB, Class B(a)	1,470,346	746,810
Samhallsbyggnadsbolaget i Norden AB, Class D	193,306	148,701
Scandic Hotels Group AB(b)	40,473	282,310
Stillfront Group AB(c)	113,890	68,754
Storskogen Group AB, Class B	475,006	513,450
Sweco AB, Class B	26,145	409,648
Swedish Orphan Biovitrum AB, Class B(c)	19,962	605,243
Thule Group AB(b)	15,523	492,756
Vitrolife AB(a)	5,811	116,867
Wallenstam AB, Class B(a)	51,379	222,363
Wihlborgs Fastigheter AB	43,455	431,670
		17,951,692
Switzerland-3.18%
Accelleron Industries AG	6,388	320,190
Allreal Holding AG(c)	2,097	393,772
ALSO Holding AG(a)	909	251,896
Arbonia AG(a)(c)	9,139	124,649
Aryzta AG(c)	212,194	420,829
Bachem Holding AG(a)(c)	1,704	108,812
Banque Cantonale Vaudoise(a)	3,864	391,096
Belimo Holding AG	612	447,928
BKW AG	3,000	513,349
	Shares	Value
Switzerland-(continued)
Bucher Industries AG	1,219	$491,657
Burckhardt Compression Holding AG	307	232,641
Cembra Money Bank AG(a)	6,835	675,483
Comet Holding AG	382	114,317
Daetwyler Holding AG, BR(a)	598	91,194
DKSH Holding AG	7,530	593,087
DocMorris AG(a)(c)	1,151	24,899
dormakaba Holding AG(c)	438	315,445
EFG International AG(c)	14,755	231,526
Emmi AG	234	204,349
EMS-Chemie Holding AG	747	530,370
Flughafen Zureich AG	2,116	510,928
Forbo Holding AG(a)	101	97,003
Huber + Suhner AG	1,775	147,758
Implenia AG	3,466	132,657
Inficon Holding AG	92	118,940
International Workplace Group PLC	150,927	321,283
Interroll Holding AG, Class R	39	91,736
Kardex Holding AG	397	123,111
Komax Holding AG, Class R(a)(c)	654	96,937
Landis+Gyr Group AG(c)	4,479	307,064
Mobilezone Holding AG(a)	7,529	94,560
Mobimo Holding AG(c)	600	199,878
OC Oerlikon Corp. AG(a)	47,922	192,818
SFS Group AG(a)	2,245	282,913
Siegfried Holding AG(c)	222	250,092
Stadler Rail AG(a)	11,545	257,267
Straumann Holding AG(c)	3,203	455,586
Sulzer AG	3,257	530,277
Swissquote Group Holding S.A.	507	220,752
Tecan Group AG, Class R(a)(c)	839	216,026
Temenos AG	4,810	410,243
u-blox Holding AG(a)(c)	1,113	83,043
Valiant Holding AG	1,385	164,720
VAT Group AG(b)	1,025	394,935
Vontobel Holding AG, Class R	2,914	215,966
Zehnder Group AG	1,651	91,513
		12,485,495
Turkey-0.20%
Eldorado Gold Corp.(c)	50,706	774,464
Ukraine-0.03%
Ferrexpo PLC(c)	100,143	137,171
United Kingdom-6.70%
4imprint Group PLC	2,011	149,166
AJ Bell PLC	25,969	142,924
Allfunds Group PLC(a)	30,470	157,011
Ashmore Group PLC	61,800	130,098
ASOS PLC(a)(c)	51,743	272,000
Assura PLC	655,648	306,603
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	54,728	71,087
Auto Trader Group PLC(b)	39,365	384,229
Babcock International Group PLC	47,598	317,524
Balfour Beatty PLC	83,291	480,535
Big Yellow Group PLC	31,063	367,084
Bodycote PLC	19,780	156,224
Breedon Group PLC	55,893	301,512
Chemring Group PLC	32,607	128,584
Clarkson PLC	3,050	161,620
Close Brothers Group PLC(c)	61,542	243,287
Computacenter PLC	10,482	302,673
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
United Kingdom-(continued)
ConvaTec Group PLC(b)	187,020	$571,433
Cranswick PLC	6,735	420,358
Crest Nicholson Holdings PLC(a)	66,553	147,784
Currys PLC(c)	142,072	164,781
Deliveroo PLC(b)(c)	127,024	206,787
Derwent London PLC	21,864	532,772
Diploma PLC	7,530	422,527
Domino’s Pizza Group PLC(a)	48,400	180,433
Dowlais Group PLC	297,847	264,080
Dr. Martens PLC	138,003	122,731
Dunelm Group PLC	16,810	205,826
easyJet PLC	75,050	475,047
Elementis PLC	61,113	118,668
Essentra PLC	49,592	76,593
Evoke PLC(c)	85,069	74,390
Firstgroup PLC	116,993	236,364
Frasers Group PLC(c)	31,118	244,847
Future PLC	24,522	278,030
Games Workshop Group PLC	2,917	525,449
Genuit Group PLC	29,828	144,689
Genus PLC	8,543	204,991
Grafton Group PLC	36,214	415,325
Grainger PLC	101,659	267,871
Great Portland Estates PLC	71,032	254,370
Greggs PLC	12,184	325,687
Halfords Group PLC	54,117	95,148
Hammerson PLC	64,554	228,472
Hargreaves Lansdown PLC	56,915	777,291
Hays PLC	243,597	230,546
Hill & Smith PLC	7,098	174,325
Hunting PLC	27,819	119,610
Ibstock PLC(a)(b)	51,020	106,668
Indivior PLC(a)(c)	7,984	94,407
International Distribution Services PLC	162,556	735,316
J D Wetherspoon PLC	19,386	149,896
John Wood Group PLC(c)	176,269	157,872
Just Group PLC	134,745	276,614
Kier Group PLC	85,072	157,823
Lancashire Holdings Ltd.	37,883	305,441
Liontrust Asset Management PLC	17,396	96,546
LondonMetric Property PLC	280,465	646,600
Marshalls PLC	41,229	133,466
Mitie Group PLC	159,975	229,569
Mobico Group PLC(c)	173,872	157,973
MONY Group PLC	76,843	184,411
Ninety One PLC	64,450	119,418
Ocado Group PLC(a)(c)	67,653	251,105
OSB Group PLC	84,875	442,555
Oxford Instruments PLC	4,415	114,523
PageGroup PLC	34,290	138,907
Paragon Banking Group PLC	57,496	574,402
Pepco Group N.V.(a)(b)(c)	39,909	168,982
Petershill Partners PLC(b)	56,763	193,528
Petrofac Ltd.(a)(c)	667,277	66,807
Pets at Home Group PLC	80,715	226,641
Pinewood Technologies Group PLC	21,005	89,075
Playtech PLC(c)	26,558	242,396
Primary Health Properties PLC	282,710	330,685
QinetiQ Group PLC	82,524	379,654
Quilter PLC(b)	293,135	588,143
Renewi PLC	15,033	149,443
Renishaw PLC	2,545	113,460
	Shares	Value
United Kingdom-(continued)
Rightmove PLC	37,358	$308,074
Rotork PLC	98,873	427,350
S4 Capital PLC(a)(c)	201,474	93,404
Safestore Holdings PLC	36,690	279,206
Savills PLC	16,851	222,981
Senior PLC	55,808	113,920
Serco Group PLC	249,861	479,177
Shaftesbury Capital PLC	90,114	138,423
Softcat PLC	11,182	222,170
Spirent Communications PLC(c)	127,636	292,005
SSP Group PLC	112,019	252,909
Supermarket Income REIT PLC	187,259	156,534
Telecom Plus PLC	9,354	194,108
THG PLC(c)	261,823	132,338
TORM PLC, Class A(a)	4,926	98,269
TP ICAP Group PLC	102,663	347,943
Travis Perkins PLC	47,204	416,232
Unite Group PLC (The)	43,950	466,505
Urban Logistics REIT PLC	73,491	99,987
Vesuvius PLC	23,337	118,939
Victrex PLC(a)	9,249	113,657
Watches of Switzerland Group PLC(a)(b)(c)	50,817	360,300
WH Smith PLC	17,800	288,646
Wise PLC, Class A(c)	12,366	170,737
Workspace Group PLC	19,519	113,547
Zigup PLC	40,272	152,740
		26,261,813
United States-0.95%
Carnival PLC(c)	18,022	452,799
Diversified Energy Co. PLC(a)(b)	15,610	251,128
Galaxy Digital Holdings Ltd., Class H, (Acquired 03/17/2023; Cost $37,550)(a)(c)(d)	10,761	211,616
GFL Environmental, Inc.(a)	15,180	657,197
MDA Space Ltd.(c)	15,086	240,209
Oracle Corp.	4,558	416,758
Reliance Worldwide Corp. Ltd.	127,650	426,430
Samsonite International S.A.(a)(b)	152,386	443,943
Sims Ltd.(a)	31,789	259,000
Sinch AB(b)(c)	170,046	360,791
		3,719,871
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.74% (Cost $391,480,805)		391,146,199
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.27%
Invesco Private Government Fund, 4.35%(f)(g)(h)	18,798,059	18,798,059
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.48%(f)(g)(h)	48,918,213	$48,932,888
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,732,810)		67,730,947
TOTAL INVESTMENTS IN SECURITIES-117.01% (Cost $459,213,615)		458,877,146
OTHER ASSETS LESS LIABILITIES-(17.01)%		(66,699,321)
NET ASSETS-100.00%		$392,177,825

Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
FDR-Fiduciary Depositary Receipt
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
Wts.-Warrants

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $18,141,598, which represented 4.63% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)	Restricted security. The aggregate value of these securities at January 31, 2025 was $255,738, which represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,334,473	$(3,334,473)	$-	$-	$-	$1,418
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,509,156	10,593,660	(9,304,757)	-	-	18,798,059	198,441 *
Invesco Private Prime Fund	45,772,846	25,864,990	(22,704,947)	436	(437)	48,932,888	525,392 *
Total	$63,282,002	$39,793,123	$(35,344,177)	$436	$(437)	$67,730,947	$725,251

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco RAFI Emerging Markets ETF (PXH)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Brazil-10.58%
Ambev S.A.	1,192,577	$2,266,131
B3 S.A. - Brasil, Bolsa, Balcao	981,382	1,879,939
Banco Bradesco S.A.	857,616	1,617,894
Banco Bradesco S.A., Preference Shares	3,059,406	6,331,973
Banco BTG Pactual S.A., Series CPO	147,600	822,962
Banco do Brasil S.A.	873,696	4,140,016
Banco Santander Brasil S.A., Series CPO	242,200	1,076,352
Braskem S.A., Class A, Preference Shares(a)	279,709	661,265
BRF S.A.	432,700	1,621,468
CCR S.A.	411,700	791,473
Centrais Eletricas Brasileiras S.A.	397,562	2,456,221
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	86,200	585,832
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	72,192	1,168,740
Cia Energetica de Minas Gerais	31,666	81,584
Cia Energetica de Minas Gerais, Preference Shares	780,508	1,464,413
Cia Paranaense de Energia	331,900	492,609
Cia Paranaense de Energia, Class B, Preference Shares	561,680	932,688
Cia Siderurgica Nacional S.A.	368,582	573,553
Cosan S.A.	322,265	427,002
Embraer S.A.(a)	176,867	1,807,577
Energisa S.A.	77,900	528,890
Equatorial Energia S.A.	207,000	1,068,398
Gerdau S.A., Preference Shares	936,854	2,761,727
Hapvida Participacoes e Investimentos S.A.(a)(b)	1,561,100	646,728
Itau Unibanco Holding S.A.	149,800	764,451
Itau Unibanco Holding S.A., Preference Shares	1,589,605	9,200,470
Itausa S.A., Preference Shares	811,850	1,324,476
Klabin S.A.	278,280	1,069,007
Localiza Rent a Car S.A.	106,200	561,225
Lojas Renner S.A.	357,621	835,663
Marfrig Global Foods S.A.	642,300	1,747,179
Metalurgica Gerdau S.A., Preference Shares	779,800	1,284,204
Natura & Co. Holding S.A.	338,000	730,217
Petroleo Brasileiro S.A.	2,652,319	18,911,082
Petroleo Brasileiro S.A., Preference Shares	3,987,245	25,726,143
Sendas Distribuidora S.A.	491,200	566,753
Suzano S.A.	195,568	2,088,090
Telefonica Brasil S.A.	172,143	1,528,556
TIM S.A.	251,966	673,318
Ultrapar Participacoes S.A.	388,392	1,099,718
Usinas Siderurgicas de Minas Gerais S.A. Usiminas	115,500	107,561
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, Preference Shares	327,800	309,198
Vale S.A.	2,347,961	21,773,354
Vibra Energia S.A.	804,198	2,321,112
		128,827,212
Canada-0.04%
Canadian Solar, Inc.(a)(c)	46,334	477,704
Chile-0.34%
Banco de Chile	8,556,262	1,058,253
	Shares	Value
Chile-(continued)
Banco Santander Chile	20,607,052	$1,062,099
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	49,945	1,969,448
		4,089,800
China-43.94%
Agricultural Bank of China Ltd., A Shares	4,279,311	3,043,587
Agricultural Bank of China Ltd., H Shares	19,936,000	10,980,446
Alibaba Group Holding Ltd.	4,815,800	59,075,211
Aluminum Corp. of China Ltd., A Shares	457,300	493,053
Aluminum Corp. of China Ltd., H Shares	1,895,101	1,219,847
Anhui Conch Cement Co. Ltd., A Shares	245,800	845,601
Anhui Conch Cement Co. Ltd., H Shares	1,044,358	2,815,585
ANTA Sports Products Ltd.	149,907	1,594,957
Baidu, Inc., A Shares(a)	628,308	7,104,226
Bank of Beijing Co. Ltd., A Shares	1,212,000	1,000,832
Bank of China Ltd., A Shares	1,719,400	1,291,263
Bank of China Ltd., H Shares	47,964,189	24,814,167
Bank of Communications Co. Ltd., A Shares	2,327,793	2,327,315
Bank of Communications Co. Ltd., H Shares(c)	6,051,987	4,896,016
Bank of Shanghai Co. Ltd., A Shares	823,100	1,055,177
Baoshan Iron & Steel Co. Ltd., A Shares	1,012,200	977,704
BYD Co. Ltd., A Shares	13,300	504,907
BYD Co. Ltd., H Shares	101,865	3,579,712
CGN Power Co. Ltd., A Shares	161,200	81,992
CGN Power Co. Ltd., H Shares(b)	3,295,470	1,066,587
China CITIC Bank Corp. Ltd., A Shares	578,401	530,221
China CITIC Bank Corp. Ltd., H Shares	7,488,000	5,348,658
China Coal Energy Co. Ltd., A Shares	146,600	231,114
China Coal Energy Co. Ltd., H Shares(c)	863,858	992,987
China Construction Bank Corp., A Shares	286,300	336,903
China Construction Bank Corp., H Shares	40,039,000	32,581,600
China Energy Engineering Corp. Ltd., A Shares	1,768,900	549,252
China Energy Engineering Corp. Ltd., H Shares	3,692,821	451,613
China Everbright Bank Co. Ltd., A Shares	3,363,700	1,796,827
China Everbright Bank Co. Ltd., H Shares	3,082,236	1,205,060
China Everbright Environment Group Ltd.	2,053,885	898,371
China Hongqiao Group Ltd.	1,934,642	3,252,491
China Life Insurance Co. Ltd., H Shares	2,169,000	4,026,671
China Mengniu Dairy Co. Ltd.	994,785	1,994,221
China Merchants Bank Co. Ltd., A Shares	708,849	3,982,544
China Merchants Bank Co. Ltd., H Shares	1,845,000	10,148,046
China Minsheng Banking Corp. Ltd., A Shares	3,352,345	1,920,314
China Minsheng Banking Corp. Ltd., H Shares(c)	8,464,611	4,038,506
China Overseas Land & Investment Ltd.	1,522,302	2,426,362
China Pacific Insurance (Group) Co. Ltd., A Shares	296,500	1,326,159
China Pacific Insurance (Group) Co. Ltd., H Shares	1,448,200	4,314,042
China Petroleum & Chemical Corp., A Shares	2,198,600	1,844,865
China Petroleum & Chemical Corp., H Shares	23,314,000	12,751,049
China Power International Development Ltd.	2,868,994	1,070,805
China Railway Group Ltd., A Shares	1,784,800	1,458,828
China Railway Group Ltd., H Shares	4,836,840	2,342,505
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
China-(continued)
China Resources Beer (Holdings) Co. Ltd.(c)	238,601	$723,406
China Resources Gas Group Ltd.(c)	361,043	1,227,354
China Resources Land Ltd.(c)	897,960	2,733,495
China Resources Power Holdings Co. Ltd.	964,019	2,144,104
China Shenhua Energy Co. Ltd., A Shares	165,500	911,970
China Shenhua Energy Co. Ltd., H Shares	1,175,508	4,740,419
China State Construction Engineering Corp. Ltd., A Shares	4,491,922	3,498,200
China Tower Corp. Ltd., H Shares(b)	11,092,878	1,597,909
China United Network Communications Ltd., A Shares	1,526,500	1,029,816
China Vanke Co. Ltd., A Shares(a)	1,197,600	1,206,192
China Vanke Co. Ltd., H Shares(a)(c)	3,559,060	2,658,841
China Yangtze Power Co. Ltd., A Shares	281,300	1,119,611
Chongqing Rural Commercial Bank Co. Ltd., A Shares	311,500	259,485
Chongqing Rural Commercial Bank Co. Ltd., H Shares	2,042,175	1,250,007
CITIC Ltd.	1,012,991	1,147,703
CITIC Securities Co. Ltd., A Shares	219,000	814,293
CITIC Securities Co. Ltd., H Shares	595,190	1,621,674
COSCO SHIPPING Holdings Co. Ltd., A Shares	802,880	1,583,370
COSCO SHIPPING Holdings Co. Ltd., H Shares	2,767,500	4,153,673
Country Garden Services Holdings Co. Ltd.	1,351,649	881,325
CRRC Corp. Ltd., A Shares	786,200	808,291
CRRC Corp. Ltd., H Shares	1,827,360	1,157,023
CSPC Pharmaceutical Group Ltd.	1,951,937	1,125,293
Daqo New Energy Corp., ADR(a)(c)	55,892	1,001,026
ENN Energy Holdings Ltd.	283,552	1,930,228
GCL Technology Holdings Ltd.(a)(c)	8,724,288	1,377,240
Geely Automobile Holdings Ltd.	2,548,000	4,717,542
Guangdong Investment Ltd.	1,265,164	957,804
Haier Smart Home Co. Ltd., A Shares	121,300	464,971
Haier Smart Home Co. Ltd., H Shares	625,767	2,069,841
Haitong Securities Co. Ltd., A Shares	400,300	584,932
Haitong Securities Co. Ltd., H Shares(c)	1,632,838	1,428,977
Huaneng Power International, Inc., A Shares	241,300	214,281
Huaneng Power International, Inc., H Shares(c)	2,165,729	1,136,458
Huatai Securities Co. Ltd., A Shares	191,600	450,116
Huatai Securities Co. Ltd., H Shares(b)	511,444	880,780
Huaxia Bank Co. Ltd., A Shares	1,146,692	1,201,722
Industrial & Commercial Bank of China Ltd., A Shares	3,734,312	3,510,482
Industrial & Commercial Bank of China Ltd., H Shares	54,709,000	37,240,556
Industrial Bank Co. Ltd., A Shares	1,152,026	3,231,079
Inner Mongolia Yitai Coal Co. Ltd., B Shares	413,680	859,210
JD.com, Inc., A Shares	1,095,100	22,276,089
Jiangxi Copper Co. Ltd., A Shares	147,400	431,723
Jiangxi Copper Co. Ltd., H Shares	1,199,663	1,904,131
JinkoSolar Holding Co. Ltd., ADR(c)	46,691	969,772
KE Holdings, Inc., ADR	101,681	1,772,300
Kuaishou Technology(a)(b)	227,363	1,244,322
Kunlun Energy Co. Ltd.	826,335	789,042
Kweichow Moutai Co. Ltd., A Shares	6,000	1,192,076
	Shares	Value
China-(continued)
Li Ning Co. Ltd.(c)	462,954	$957,389
Longfor Group Holdings Ltd.(b)	1,542,336	1,960,525
Lufax Holding Ltd., ADR	392,117	905,790
Meituan, B Shares(a)(b)	546,500	10,401,693
Metallurgical Corp. of China Ltd., A Shares	1,275,500	546,478
Metallurgical Corp. of China Ltd., H Shares(c)	3,426,266	670,932
NetEase, Inc.	190,195	3,909,647
New China Life Insurance Co. Ltd., A Shares	103,600	684,043
New China Life Insurance Co. Ltd., H Shares	501,283	1,568,886
New Oriental Education & Technology Group, Inc.	120,454	586,768
PDD Holdings, Inc., ADR(a)	15,322	1,714,685
People’s Insurance Co. (Group) of China Ltd. (The), A Shares	470,800	465,715
People’s Insurance Co. (Group) of China Ltd. (The), H Shares	5,000,648	2,559,339
PetroChina Co. Ltd., A Shares	908,800	1,037,517
PetroChina Co. Ltd., H Shares	11,344,891	8,673,974
PICC Property & Casualty Co. Ltd., H Shares	2,540,602	4,127,950
Ping An Bank Co. Ltd., A Shares	1,064,500	1,686,006
Ping An Insurance (Group) Co. of China Ltd., A Shares	596,444	4,199,449
Ping An Insurance (Group) Co. of China Ltd., H Shares	4,893,500	27,554,815
Poly Developments and Holdings Group Co. Ltd., A Shares	716,600	825,432
Postal Savings Bank of China Co. Ltd., A Shares	1,014,400	757,476
Postal Savings Bank of China Co. Ltd., H Shares(b)	6,322,918	3,774,838
Power Construction Corp. of China Ltd., A Shares	1,207,800	847,308
Qifu Technology, Inc., ADR	62,335	2,487,167
SAIC Motor Corp. Ltd., A Shares	566,956	1,342,178
Shaanxi Coal Industry Co. Ltd., A Shares	220,800	661,537
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	134,900	374,886
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	545,908	867,376
Shanghai Pudong Development Bank Co. Ltd., A Shares	2,366,205	3,479,930
Shenzhou International Group Holdings Ltd.	136,467	1,028,162
Sino Biopharmaceutical Ltd.	2,824,401	1,026,794
Sinopharm Group Co. Ltd., H Shares(c)	470,925	1,245,522
Sunny Optical Technology Group Co. Ltd.	162,881	1,466,060
Tencent Holdings Ltd.	771,700	40,604,727
Tencent Music Entertainment Group, ADR	79,182	948,600
Trip.com Group Ltd.(a)	69,000	4,846,342
Vipshop Holdings Ltd., ADR	130,375	1,873,489
Weichai Power Co. Ltd., A Shares	181,400	361,055
Weichai Power Co. Ltd., H Shares	769,429	1,339,011
Wuxi Biologics (Cayman), Inc.(a)(b)	525,635	1,258,267
Xiaomi Corp., B Shares(a)(b)	3,682,200	18,456,117
Xinyi Solar Holdings Ltd.(c)	1,737,935	716,533
Yankuang Energy Group Co. Ltd., A Shares	81,520	151,214
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
China-(continued)
Yankuang Energy Group Co. Ltd., H Shares	1,316,293	$1,392,445
Yum China Holdings, Inc.(c)	72,127	3,289,624
Zijin Mining Group Co. Ltd., A Shares	254,800	576,171
Zijin Mining Group Co. Ltd., H Shares(c)	996,801	1,884,462
		534,912,677
India-11.03%
Axis Bank Ltd.	309,652	3,508,529
Bajaj Finance Ltd.	12,820	1,162,431
Bank of Baroda	287,378	704,705
Bharat Petroleum Corp. Ltd.	1,028,216	3,085,078
Bharti Airtel Ltd.	196,880	3,682,545
Bharti Airtel Ltd.	12,724	175,630
Canara Bank	577,530	618,170
Coal India Ltd.	542,701	2,469,819
Dr. Reddy’s Laboratories Ltd.	52,270	733,507
GAIL (India) Ltd.	770,146	1,565,144
Grasim Industries Ltd.	79,552	2,297,804
HCL Technologies Ltd.	137,327	2,725,280
HDFC Bank Ltd.	529,038	10,355,061
Hero MotoCorp Ltd.	19,566	976,881
Hindalco Industries Ltd.	550,337	3,758,859
Hindustan Petroleum Corp. Ltd.	575,255	2,371,760
Hindustan Unilever Ltd.	71,251	2,026,885
ICICI Bank Ltd.	155,205	2,233,485
Indian Oil Corp. Ltd.	1,968,954	2,907,915
Infosys Ltd.	388,874	8,461,638
ITC Hotels Ltd.(a)	40,207	75,641
ITC Ltd.	404,935	2,086,285
Jindal Steel & Power Ltd.	85,434	776,133
Jio Financial Services Ltd.(a)	364,357	1,012,005
JSW Steel Ltd.	172,530	1,873,655
Larsen & Toubro Ltd.	76,887	3,154,786
Mahindra & Mahindra Ltd.	128,556	4,418,242
Maruti Suzuki India Ltd.	11,146	1,579,093
NTPC Ltd.	1,077,457	4,012,840
Oil & Natural Gas Corp. Ltd.	1,841,812	5,553,431
Petronet LNG Ltd.	256,798	933,698
Power Finance Corp. Ltd.	411,953	1,997,324
Power Grid Corp. of India Ltd.	832,650	2,891,588
Punjab National Bank	579,611	673,012
REC Ltd.	271,209	1,399,240
Reliance Industries Ltd.	783,255	11,398,602
Sammaan Capital Ltd.	415,105	670,802
Shriram Finance Ltd.	221,820	1,387,754
State Bank of India	384,216	3,415,429
Steel Authority of India Ltd.	743,954	916,615
Sun Pharmaceutical Industries Ltd.	66,619	1,338,585
Tata Consultancy Services Ltd.	113,605	5,375,622
Tata Motors Ltd.	353,104	2,906,057
Tata Power Co. Ltd. (The)	192,349	805,674
Tata Steel Ltd.	3,327,529	5,142,448
Tech Mahindra Ltd.	114,485	2,201,189
UltraTech Cement Ltd.	8,449	1,117,305
Union Bank of India Ltd.	444,319	588,387
UPL Ltd.	218,625	1,519,719
Vedanta Ltd.	1,058,972	5,373,412
Wipro Ltd.	305,831	1,095,629
Yes Bank Ltd.(a)	3,193,821	705,956
		134,217,284
	Shares	Value
Indonesia-1.07%
PT Astra International Tbk	4,752,592	$1,396,480
PT Bank Central Asia Tbk	5,206,352	3,007,605
PT Bank Mandiri (Persero) Tbk	7,074,055	2,599,167
PT Bank Negara Indonesia (Persero) Tbk	3,713,660	1,080,416
PT Bank Rakyat Indonesia (Persero) Tbk	10,791,007	2,786,532
PT GoTo Gojek Tokopedia Tbk(a)	163,133,243	808,145
PT Telkom Indonesia (Persero) Tbk	8,123,046	1,308,212
		12,986,557
Malaysia-0.70%
CIMB Group Holdings Bhd.	1,620,300	2,908,658
Malayan Banking Bhd.	780,900	1,810,400
Public Bank Bhd.	1,408,600	1,360,578
Tenaga Nasional Bhd.	439,800	1,340,569
Top Glove Corp. Bhd.(a)	4,326,500	1,160,502
		8,580,707
Mexico-1.93%
America Movil S.A.B. de C.V., Class B	7,493,858	5,253,243
Arca Continental S.A.B. de C.V.	83,186	763,199
CEMEX S.A.B. de C.V., Series CPO(d)	5,065,355	3,018,342
Coca-Cola FEMSA S.A.B. de C.V., Series CPO	102,071	804,977
Fibra Uno Administracion S.A. de C.V.	630,540	656,146
Fomento Economico Mexicano S.A.B. de C.V., Series CPO(e)	343,914	2,934,851
Grupo Bimbo S.A.B. de C.V., Series A(c)	212,216	559,385
Grupo Financiero Banorte S.A.B. de C.V., Class O	546,752	3,793,035
Grupo Mexico S.A.B. de C.V., Class B	561,707	2,764,485
Grupo Televisa S.A.B., Series CPO(c)(f)	1,677,796	642,125
Wal-Mart de Mexico S.A.B. de C.V., Series V	874,907	2,276,939
		23,466,727
Romania-0.08%
NEPI Rockcastle N.V.(a)	133,546	1,007,278
Russia-0.00%
Aeroflot PJSC(a)(g)	1,684,800	0
Alrosa PJSC(g)	1,976,600	0
Gazprom PJSC(a)(g)	9,643,940	0
GMK Norilskiy Nickel PAO(a)(g)	2,015,200	0
Inter RAO UES PJSC(g)	29,081,146	0
Lukoil PJSC(g)	261,775	0
Magnit PJSC(g)	55,179	0
Mobile TeleSystems PJSC(g)	921,186	0
Moscow Exchange MICEX-RTS PJSC(g)	550,555	0
Novatek PJSC(g)	130,598	0
Novolipetsk Steel PJSC(g)	795,328	0
Rosneft Oil Co. PJSC(g)	1,054,960	0
Sberbank of Russia PJSC(g)	7,562,894	0
Severstal PAO(g)	147,196	0
Sistema AFK PAO(a)(g)	3,408,447	0
Surgutneftegas PAO(g)	3,493,738	0
Surgutneftegas PAO, Preference Shares(g)	3,804,484	0
Tatneft PJSC(g)	753,855	0
Tatneft PJSC, Preference Shares(g)	74,068	0
VTB Bank PJSC(a)(g)	712,692	0
		0
Saudi Arabia-2.53%
Al Rajhi Bank	206,500	5,446,262
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Saudi Arabia-(continued)
Alinma Bank	169,283	$1,346,718
Arab National Bank	168,736	961,909
Banque Saudi Fransi	150,897	645,648
Etihad Etisalat Co.	67,440	1,040,362
Riyad Bank	188,039	1,468,021
SABIC Agri-Nutrients Co.	45,562	1,396,831
Sahara International Petrochemical Co.	125,289	778,320
Saudi Arabian Mining Co.(a)	118,148	1,532,665
Saudi Arabian Oil Co.(b)	557,000	4,121,706
Saudi Awwal Bank	96,176	921,233
Saudi Basic Industries Corp.	110,097	1,966,323
Saudi National Bank (The)	495,982	4,517,736
Saudi Telecom Co.	326,237	3,780,516
Yanbu National Petrochemical Co., Class A	86,899	868,729
		30,792,979
South Africa-3.71%
Absa Group Ltd.	229,887	2,281,887
Anglo American Platinum Ltd.	29,607	1,039,414
Bid Corp. Ltd.	72,001	1,834,681
Bidvest Group Ltd. (The)	86,312	1,178,227
Capitec Bank Holdings Ltd.	10,683	1,702,076
Discovery Ltd.	116,121	1,124,708
FirstRand Ltd.	1,258,000	5,121,605
Foschini Group Ltd. (The)	145,743	1,108,284
Gold Fields Ltd.	148,313	2,535,730
Growthpoint Properties Ltd.	1,635,933	1,054,397
Impala Platinum Holdings Ltd.(a)(c)	494,207	2,714,353
MTN Group Ltd.	462,324	2,837,789
Naspers Ltd.	27,477	5,796,864
Nedbank Group Ltd.	105,421	1,552,065
Northam Platinum Holdings Ltd.(c)	149,974	1,014,590
Remgro Ltd.	95,584	736,945
Sanlam Ltd.	366,629	1,599,488
Sasol Ltd.	316,734	1,470,060
Shoprite Holdings Ltd.	105,674	1,614,125
Sibanye Stillwater Ltd.(a)(c)	3,200,723	3,086,549
Standard Bank Group Ltd.	246,295	2,873,071
Woolworths Holdings Ltd.	287,506	894,165
		45,171,073
Taiwan-18.40%
Acer, Inc.	1,088,000	1,222,039
ASE Technology Holding Co. Ltd.	1,299,000	6,742,472
Asustek Computer, Inc.	284,600	5,180,430
AUO Corp.(a)	4,163,244	1,793,948
Catcher Technology Co. Ltd.	160,000	960,930
Cathay Financial Holding Co. Ltd.	1,314,919	2,651,245
Chailease Holding Co. Ltd.	330,943	1,154,765
Cheng Shin Rubber Industry Co. Ltd.	524,000	788,287
Chicony Electronics Co. Ltd.	166,000	768,712
China Airlines Ltd.	1,185,000	931,169
China Steel Corp.	2,250,632	1,377,363
Chunghwa Telecom Co. Ltd.	679,039	2,592,935
Compal Electronics, Inc.(a)	3,999,000	4,410,633
CTBC Financial Holding Co. Ltd.	3,585,000	4,267,173
Delta Electronics, Inc.	380,000	4,951,417
E.Sun Financial Holding Co. Ltd.	1,312,005	1,106,445
Eva Airways Corp.	827,000	1,192,377
Evergreen Marine Corp. Taiwan Ltd.	1,189,000	7,375,186
Far EasTone Telecommunications Co. Ltd.(a)	325,000	871,457
	Shares	Value
Taiwan-(continued)
First Financial Holding Co. Ltd.	952,673	$803,913
Formosa Plastics Corp.	533,280	585,857
Fubon Financial Holding Co. Ltd.	1,068,870	2,994,104
Globalwafers Co. Ltd.	47,457	489,080
Hon Hai Precision Industry Co. Ltd.	2,589,930	13,829,284
Innolux Corp.	4,918,444	2,083,468
Inventec Corp.	1,064,000	1,568,456
KGI Financial Holding Co. Ltd.	2,777,000	1,451,666
Largan Precision Co. Ltd.	25,000	2,065,905
Lite-On Technology Corp.	540,313	1,768,309
MediaTek, Inc.	330,600	14,317,312
Mega Financial Holding Co. Ltd.	1,340,985	1,576,952
Micro-Star International Co. Ltd.	198,000	1,083,723
Nan Ya Plastics Corp.	506,940	495,615
Nanya Technology Corp.(a)	462,000	415,392
Novatek Microelectronics Corp.	137,000	2,152,966
Pegatron Corp.	661,260	1,923,987
Powerchip Semiconductor Manufacturing Corp.(a)	1,038,000	625,743
Powertech Technology, Inc.	265,000	919,805
Qisda Corp.	606,000	639,374
Quanta Computer, Inc.	633,000	5,018,509
Radiant Opto-Electronics Corp.	183,000	1,112,860
Realtek Semiconductor Corp.(a)	98,000	1,614,147
Simplo Technology Co. Ltd.	70,000	849,780
Sino-American Silicon Products, Inc.	163,000	577,808
SinoPac Financial Holdings Co. Ltd.	1,323,224	910,802
Taiwan Mobile Co. Ltd.	339,000	1,138,106
Taiwan Semiconductor Manufacturing Co. Ltd.	2,467,000	82,331,444
TCC Group Holdings Co. Ltd.	1,502,136	1,451,895
Tripod Technology Corp.	124,000	727,260
Unimicron Technology Corp.	211,000	879,833
Uni-President Enterprises Corp.	616,941	1,464,828
United Microelectronics Corp.	3,697,000	4,407,589
Walsin Lihwa Corp.	967,000	719,486
Wan Hai Lines Ltd.	770,000	1,765,324
Winbond Electronics Corp.(a)	1,042,000	452,282
Wistron Corp.	1,129,875	3,708,081
Wiwynn Corp.	12,000	791,070
WPG Holdings Ltd.	645,000	1,377,586
WT Microelectronics Co. Ltd.	167,000	562,975
Yageo Corp.	136,540	2,216,017
Yang Ming Marine Transport Corp.	2,398,000	4,920,485
Yuanta Financial Holding Co. Ltd.	1,632,825	1,717,253
Zhen Ding Technology Holding Ltd.	325,000	1,164,114
		224,009,428
Thailand-3.26%
Advanced Info Service PCL, NVDR	280,116	2,354,728
Bangchak Corp. PCL, NVDR	764,251	777,786
Bangkok Bank PCL, NVDR	403,438	1,841,132
Bangkok Dusit Medical Services PCL, NVDR	1,425,441	992,699
Banpu PCL, NVDR	9,252,714	1,367,199
Charoen Pokphand Foods PCL, NVDR	2,494,987	1,625,739
CP ALL PCL, NVDR	1,665,438	2,563,964
Indorama Ventures PCL, NVDR	1,609,827	1,094,121
Kasikornbank PCL, NVDR	1,173,500	5,579,136
Krung Thai Bank PCL, NVDR	3,833,724	2,600,171
PTT Exploration & Production PCL, NVDR	527,262	1,985,086
PTT Global Chemical PCL, NVDR	1,660,990	1,054,777
PTT PCL, NVDR	8,400,908	7,837,780
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Thailand-(continued)
SCB X PCL, NVDR	949,491	$3,518,290
Siam Cement PCL (The), NVDR	307,651	1,400,975
Thai Oil PCL, NVDR	746,985	574,388
TMBThanachart Bank PCL, NVDR	16,486,331	966,939
True Corp. PCL, NVDR(a)	4,329,724	1,498,115
		39,633,025
Turkey-1.66%
Akbank T.A.S.	1,669,946	3,017,456
BIM Birlesik Magazalar A.S.	113,625	1,742,731
Eregli Demir ve Celik Fabrikalari T.A.S.	3,012,587	1,883,146
Haci Omer Sabanci Holding A.S.	953,820	2,656,014
KOC Holding A.S.	453,576	2,149,663
Turk Hava Yollari AO(a)	248,981	2,197,543
Turkcell Iletisim Hizmetleri A.S.	515,147	1,548,930
Turkiye Is Bankasi A.S., Class C	4,052,403	1,597,858
Turkiye Petrol Rafinerileri A.S.	317,730	1,249,694
Turkiye Sise ve Cam Fabrikalari A.S.	478,558	506,432
Yapi ve Kredi Bankasi A.S.	1,958,111	1,675,087
		20,224,554
United Kingdom-0.28%
AngloGold Ashanti PLC	114,514	3,450,422
United States-0.37%
JBS S.A.	749,022	4,544,268
Total Common Stocks & Other Equity Interests (Cost $1,063,934,443)		1,216,391,695
	Shares	Value
Money Market Funds-0.53%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(h)(i) (Cost $6,398,194)	6,398,194	$6,398,194
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.45% (Cost $1,070,332,637)		1,222,789,889
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.00%
Invesco Private Government Fund, 4.35%(h)(i)(j)	6,771,673	6,771,673
Invesco Private Prime Fund, 4.48%(h)(i)(j)	17,624,164	17,629,451
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,401,124)		24,401,124
TOTAL INVESTMENTS IN SECURITIES-102.45% (Cost $1,094,733,761)		1,247,191,013
OTHER ASSETS LESS LIABILITIES-(2.45)%		(29,823,999)
NET ASSETS-100.00%		$1,217,367,014

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $45,409,472, which represented 3.73% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(e)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(f)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,010,769	$12,870,350	$(15,482,925)	$-	$-	$6,398,194	$99,431
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2025
(Unaudited)
	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$15,286,308	$10,350,791	$(18,865,426)	$-	$-	$6,771,673	$79,184 *
Invesco Private Prime Fund	39,859,532	26,483,592	(48,713,673)	2,771	(2,771)	17,629,451	208,698 *
Total	$64,156,609	$49,704,733	$(83,062,024)	$2,771	$(2,771)	$30,799,318	$387,313

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Global Water Index ETF (CGW)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.75%
Austria-0.66%
Wienerberger AG(a)	204,759	$5,989,721
Brazil-6.27%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,746,600	44,465,627
Cia de Saneamento de Minas Gerais COPASA MG	1,463,600	5,607,356
Cia de Saneamento do Parana, Series CPO	1,505,100	6,608,887
		56,681,870
China-1.33%
Beijing Capital Eco-environment Protection Group Co. Ltd., A Shares	2,700,500	1,172,975
Beijing Enterprises Water Group Ltd.	21,506,360	5,969,773
Beijing Originwater Technology Co. Ltd., A Shares	1,909,300	1,217,360
Chengdu Xingrong Environment Co. Ltd., A Shares	1,511,100	1,523,663
China Lesso Group Holdings Ltd.	1,803,050	785,829
Jingjin Equipment, Inc., A Shares	186,100	431,999
Zhongshan Public Utilities Group Co. Ltd., A Shares	757,900	919,212
		12,020,811
France-3.95%
Veolia Environnement S.A.	1,249,278	35,720,653
India-2.30%
Astral Ltd.	308,000	5,351,320
ElectroSteel Castings Ltd.	1,258,514	1,852,749
Finolex Industries Ltd.	829,761	1,958,549
Jain Irrigation Systems Ltd.(b)	546,769	443,978
Jindal SAW Ltd.	408,148	1,174,831
Supreme Industries Ltd.	120,365	5,493,202
VA Tech Wabag Ltd.(b)	286,323	4,516,195
		20,790,824
Italy-0.79%
Interpump Group S.p.A.(a)	150,382	7,109,267
Japan-2.28%
Kurita Water Industries Ltd.	392,173	13,680,644
Nomura Micro Science Co. Ltd.(a)	118,450	1,971,969
Organo Corp.	99,622	4,939,154
		20,591,767
Mexico-0.11%
Orbia Advance Corp. S.A.B. de C.V.	1,586,561	1,015,344
Netherlands-1.04%
Aalberts N.V.	265,791	9,401,052
Saudi Arabia-0.57%
Alkhorayef Water and Power Technologies Co.(b)	43,010	1,777,395
Power and Water Utility Co. for Jubail and Yanbu	246,052	3,370,182
		5,147,577
South Korea-0.57%
Coway Co. Ltd.(b)	96,883	5,125,206
Switzerland-7.08%
Belimo Holding AG	17,775	13,009,680
Geberit AG(a)	61,010	34,130,641
	Shares	Value
Switzerland-(continued)
Georg Fischer AG(a)	150,610	$11,896,711
Sulzer AG	30,908	5,032,175
		64,069,207
Taiwan-0.08%
Kuo Toong International Co. Ltd.	426,000	689,285
Thailand-0.14%
Amata Corp. PCL, NVDR	1,744,475	1,293,227
United Kingdom-12.10%
Pennon Group PLC(a)	1,741,827	12,476,946
Severn Trent PLC(a)	1,566,452	49,026,960
United Utilities Group PLC(a)	3,784,157	47,915,551
		109,419,457
United States-60.48%
Advanced Drainage Systems, Inc.	255,744	30,922,007
American States Water Co.	233,521	17,397,315
American Water Works Co., Inc.	566,742	70,638,723
Badger Meter, Inc.(a)	108,112	23,126,238
California Water Service Group	367,291	16,634,609
Consolidated Water Co. Ltd.(a)	92,372	2,418,299
Core & Main, Inc., Class A(b)	530,488	29,940,743
Ecolab, Inc.	148,118	37,057,642
Energy Recovery, Inc.(a)(b)	209,795	3,008,460
Essential Utilities, Inc.	1,146,126	40,664,551
Franklin Electric Co., Inc.	145,570	14,555,544
Hawkins, Inc.(a)	34,908	3,732,014
Lindsay Corp.	39,777	5,337,676
Middlesex Water Co.(a)	115,381	5,842,894
Montrose Environmental Group, Inc.(a)(b)	97,270	2,025,161
Mueller Water Products, Inc., Class A(a)	567,907	13,061,861
Otter Tail Corp.(a)	76,510	5,894,330
Pentair PLC	299,666	31,069,371
Select Water Solutions, Inc., Class A	579,763	7,247,038
SJW Group	186,615	9,373,671
TETRA Technologies, Inc.(a)(b)	374,539	1,554,337
Valmont Industries, Inc.(a)	36,685	12,170,616
Veralto Corp.	510,943	52,826,397
Watts Water Technologies, Inc., Class A(a)	75,607	15,634,015
Xylem, Inc.	599,501	74,362,104
Zurn Elkay Water Solutions Corp.(a)	517,859	20,424,359
		546,919,975
Total Common Stocks & Other Equity Interests (Cost $778,976,014)		901,985,243
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(c)(d) (Cost $437,485)	437,485	437,485
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.80% (Cost $779,413,499)		902,422,728
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.18%
Invesco Private Government Fund, 4.35%(c)(d)(e)	15,513,514	15,513,514
See accompanying notes which are an integral part of this schedule.

Invesco S&P Global Water Index ETF (CGW)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.48%(c)(d)(e)	40,367,463	$40,379,573
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $55,893,087)		55,893,087
TOTAL INVESTMENTS IN SECURITIES-105.98% (Cost $835,306,586)		958,315,815
OTHER ASSETS LESS LIABILITIES-(5.98)%		(54,104,417)
NET ASSETS-100.00%		$904,211,398

Investment Abbreviations:
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2025.
(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$62,938	$19,387,821	$(19,013,274)	$-	$-	$437,485	$8,170
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,966,431	35,659,535	(26,112,452)	-	-	15,513,514	162,958 *
Invesco Private Prime Fund	15,554,204	93,832,997	(69,007,628)	539	(539)	40,379,573	429,890 *
Total	$21,583,573	$148,880,353	$(114,133,354)	$539	$(539)	$56,330,572	$601,018

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Quality ETF (IDHQ)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Australia-5.85%
AGL Energy Ltd.	32,151	$229,453
Ampol Ltd.	13,417	241,547
BHP Group Ltd.	269,816	6,648,449
Brambles Ltd.	77,865	954,687
Cochlear Ltd.	3,310	653,628
Computershare Ltd.	35,399	772,043
Fortescue Ltd.	105,619	1,241,023
James Hardie Industries PLC, CDI(a)	23,822	803,324
JB Hi-Fi Ltd.	7,205	451,012
Pro Medicus Ltd.	2,582	443,330
QBE Insurance Group Ltd.	84,496	1,094,251
REA Group Ltd.(b)	3,132	481,965
Rio Tinto PLC	58,671	3,540,834
Wesfarmers Ltd.(b)	66,199	3,128,547
		20,684,093
Austria-0.16%
ANDRITZ AG	4,666	264,740
Verbund AG(b)	4,136	318,180
		582,920
Belgium-0.07%
Lotus Bakeries N.V.	23	245,848
Canada-3.96%
Brookfield Asset Management Ltd., Class A	18,181	1,091,927
Canadian National Railway Co.	32,473	3,404,143
Canadian Natural Resources Ltd.	117,377	3,578,246
CGI, Inc., Class A	9,167	1,084,469
Imperial Oil Ltd.	8,148	543,875
Open Text Corp.	13,002	383,888
Suncor Energy, Inc.	61,278	2,307,260
Thomson Reuters Corp.	9,399	1,585,029
		13,978,837
China-0.10%
Budweiser Brewing Co. APAC Ltd.(b)(c)	184,539	168,955
Chow Tai Fook Jewellery Group Ltd.(b)	193,237	174,402
		343,357
Denmark-4.08%
A.P. Moller - Maersk A/S, Class B(b)	237	350,756
Genmab A/S(a)	3,539	697,079
Novo Nordisk A/S, Class B	157,937	13,361,828
		14,409,663
Finland-1.23%
Elisa OYJ	9,397	405,325
Fortum OYJ(b)	25,370	369,378
Kone OYJ, Class B(b)	32,946	1,708,852
Sampo OYJ	31,516	1,303,687
Wartsila OYJ Abp	28,988	548,724
		4,335,966
France-7.13%
Dassault Systemes SE	30,591	1,196,805
Hermes International S.C.A.	1,865	5,256,486
L’Oreal S.A.	11,050	4,108,405
LVMH Moet Hennessy Louis Vuitton SE	11,027	8,081,919
TotalEnergies SE	112,795	6,548,003
		25,191,618
Germany-6.77%
Allianz SE	19,357	6,324,750
Deutsche Boerse AG	9,084	2,248,745
	Shares	Value
Germany-(continued)
Dr. Ing. h.c. F. Porsche AG, Preference Shares(c)	4,126	$263,244
Hannover Rueck SE	3,418	902,472
Henkel AG & Co. KGaA, Preference Shares	7,643	669,257
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	7,507	4,077,473
Siemens AG	35,650	7,658,349
Siemens Energy AG, Class A(a)	29,773	1,775,085
		23,919,375
Hong Kong-1.17%
Cathay Pacific Airways Ltd.	135,579	183,060
Hong Kong Exchanges & Clearing Ltd.	78,344	3,066,478
Techtronic Industries Co. Ltd.	66,191	890,243
		4,139,781
Israel-0.55%
Check Point Software Technologies Ltd.(a)	6,925	1,509,789
First International Bank of Israel Ltd. (The)	3,474	184,687
Plus500 Ltd.	6,839	240,259
		1,934,735
Italy-1.49%
Ferrari N.V.	7,446	3,201,214
FinecoBank Banca Fineco S.p.A.(b)	39,852	758,165
Moncler S.p.A.	11,029	699,615
Ryanair Holdings PLC, ADR(b)	12,630	589,695
		5,248,689
Japan-12.37%
ASICS Corp.	45,346	1,012,368
Azbil Corp.	22,487	169,656
Bandai Namco Holdings, Inc.	36,290	901,562
BayCurrent, Inc.	9,683	413,555
Capcom Co. Ltd.	15,861	362,714
Chugai Pharmaceutical Co. Ltd.	39,589	1,709,582
Daiichi Sankyo Co. Ltd.	110,850	3,095,434
Daito Trust Construction Co. Ltd.	3,234	347,080
Disco Corp.	6,110	1,771,174
GOLDWIN, Inc.	3,008	158,915
Hitachi Ltd.	222,628	5,605,821
Hoya Corp.	18,595	2,500,998
IHI Corp.	7,805	467,698
Japan Exchange Group, Inc.	57,632	609,915
Kawasaki Kisen Kaisha Ltd.	33,000	418,267
Kobe Bussan Co. Ltd.	9,379	213,471
Konami Group Corp.	5,264	485,334
Lasertec Corp.	6,019	626,987
Makita Corp.	15,034	445,296
McDonald’s Holdings Co. (Japan) Ltd.(b)	4,364	164,817
MonotaRO Co. Ltd.(b)	15,754	271,849
Murata Manufacturing Co. Ltd.	95,710	1,506,060
Nomura Research Institute Ltd.	21,817	738,303
OBIC Business Consultants Co. Ltd.	3,660	183,764
Olympus Corp.	61,391	933,144
Ono Pharmaceutical Co. Ltd.	23,212	241,865
Otsuka Corp.	11,696	264,100
Persol Holdings Co. Ltd.	112,645	171,890
Rakus Co. Ltd.	13,328	165,804
Recruit Holdings Co. Ltd.	86,393	6,039,097
Sankyo Co. Ltd.	15,425	207,160
Sanrio Co. Ltd.	13,101	489,642
Santen Pharmaceutical Co. Ltd.	19,829	199,851
SCREEN Holdings Co. Ltd.(b)	4,651	324,606
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Japan-(continued)
Socionext, Inc.	10,440	$162,047
Sompo Holdings, Inc.	46,260	1,292,051
Square Enix Holdings Co. Ltd.	4,224	171,482
Tokio Marine Holdings, Inc.	92,807	3,065,931
Tokyo Electron Ltd.	26,171	4,421,614
Toyo Suisan Kaisha Ltd.(b)	5,170	334,594
Trend Micro, Inc.(a)	8,633	512,230
USS Co. Ltd.	26,584	238,737
ZOZO, Inc.	9,359	307,484
		43,723,949
Macau-0.08%
Sands China Ltd.(a)(b)	112,830	271,255
Netherlands-7.74%
Adyen N.V.(a)(c)	1,964	3,176,698
ASML Holding N.V.	24,662	18,281,855
EXOR N.V.	8,902	845,198
Koninklijke KPN N.V.	195,325	708,253
Universal Music Group N.V.(b)	50,730	1,417,906
Wolters Kluwer N.V.	16,100	2,930,822
		27,360,732
Norway-0.87%
Aker Solutions ASA, Class A	62,853	178,689
Equinor ASA	41,320	996,400
Gjensidige Forsikring ASA	11,948	245,305
Kongsberg Gruppen ASA	5,841	694,222
SalMar ASA	4,576	242,234
Telenor ASA	33,274	407,299
Var Energi ASA	55,685	171,347
Wallenius Wilhelmsen ASA	19,251	155,151
		3,090,647
Portugal-0.11%
Galp Energia SGPS S.A.	23,248	389,889
Singapore-0.22%
Hafnia Ltd.	32,519	171,588
Singapore Exchange Ltd.	65,439	590,393
		761,981
South Korea-2.67%
Coupang, Inc.(a)	72,099	1,695,047
DB Insurance Co. Ltd.	2,799	186,237
Hanjin Kal Corp.(a)	3,143	180,803
Hankook Tire & Technology Co. Ltd.(a)	6,433	180,485
Hanmi Semiconductor Co. Ltd.	3,102	237,821
HD Hyundai Electric Co. Ltd.	1,319	368,533
HD Hyundai Marine Solution Co. Ltd.	1,835	212,798
Hyundai Marine & Fire Insurance Co. Ltd.	9,351	158,707
Hyundai Rotem Co. Ltd.(a)	5,279	213,755
Kia Corp.	13,714	956,934
LIG Nex1 Co. Ltd.(a)	1,329	206,139
Pearl Abyss Corp.(a)	6,902	137,264
Posco DX Co. Ltd.	11,669	149,965
Samyang Foods Co. Ltd.	360	168,592
SK Biopharmaceuticals Co. Ltd.(a)	2,534	188,572
SK hynix, Inc.	28,763	3,872,353
SK Square Co. Ltd.(a)	5,217	333,370
		9,447,375
Spain-2.29%
Aena SME S.A.(c)	3,763	812,080
Amadeus IT Group S.A.	30,603	2,244,096
	Shares	Value
Spain-(continued)
Endesa S.A.	15,708	$348,470
Industria de Diseno Textil S.A.	85,923	4,673,622
		8,078,268
Sweden-5.09%
AAK AB	10,161	296,086
Addtech AB, Class B	12,230	357,890
Alfa Laval AB	15,351	686,056
Atlas Copco AB, Class A	151,283	2,533,801
Axfood AB(b)	8,145	175,113
Essity AB, Class B	40,826	1,036,610
Evolution AB(c)	13,135	1,010,305
H & M Hennes & Mauritz AB, Class B(b)	27,087	361,803
Industrivarden AB, Class C(b)	9,321	330,206
Investor AB, Class B	128,270	3,662,040
Spotify Technology S.A.(a)	8,350	4,580,393
SSAB AB, Class B(b)	37,895	179,217
Tele2 AB, Class B	27,664	308,827
Trelleborg AB, Class B	10,003	377,604
Volvo AB, Class B	76,255	2,106,490
		18,002,441
Switzerland-10.22%
ABB Ltd.	103,014	5,626,037
Chocoladefabriken Lindt & Spruengli AG, PC	47	541,499
EMS-Chemie Holding AG	457	324,470
Geberit AG	2,441	1,365,561
Givaudan S.A.	452	1,980,102
Kuehne + Nagel International AG, Class R(b)	3,625	826,168
Nestle S.A.	175,953	14,989,998
Partners Group Holding AG	1,947	2,966,578
Schindler Holding AG, PC	2,362	684,548
Sonova Holding AG, Class A(b)	2,806	981,878
Straumann Holding AG(a)	5,629	800,654
Zurich Insurance Group AG	8,262	5,021,367
		36,108,860
United Kingdom-14.24%
3i Group PLC	60,180	2,897,431
Admiral Group PLC	20,807	696,659
AstraZeneca PLC	78,458	11,037,139
Auto Trader Group PLC(c)	79,542	776,384
BAE Systems PLC	166,724	2,525,628
Centrica PLC	242,127	426,450
Compass Group PLC	104,349	3,602,968
Diageo PLC	121,427	3,625,098
Imperial Brands PLC	49,880	1,685,933
Intermediate Capital Group PLC	13,839	404,112
Intertek Group PLC	9,275	586,212
Marks & Spencer Group PLC	101,888	422,984
Next PLC	7,232	890,783
Reckitt Benckiser Group PLC	38,994	2,584,139
RELX PLC	128,471	6,393,058
Sage Group PLC (The)	60,955	1,015,208
Smiths Group PLC	19,119	488,006
Unilever PLC	164,926	9,466,670
Wise PLC, Class A(a)	58,756	811,243
		50,336,105
United States-11.35%
Experian PLC	45,749	2,258,399
Holcim AG(a)	24,281	2,440,775
Monday.com Ltd.(a)	2,008	512,964
Novartis AG	176,515	18,531,971
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
United States-(continued)
Oracle Corp.	1,779	$162,662
Roche Holding AG	44,036	13,884,848
Swiss Re AG	15,090	2,310,599
		40,102,218
Total Common Stocks & Other Equity Interests (Cost $328,694,070)		352,688,602
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $59,925)	59,925	59,925
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $328,753,995)		352,748,527
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.35%
Invesco Private Government Fund, 4.35%(d)(e)(f)	3,287,703	$3,287,703
Invesco Private Prime Fund, 4.48%(d)(e)(f)	8,560,257	8,562,825
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,850,528)		11,850,528
TOTAL INVESTMENTS IN SECURITIES-103.18% (Cost $340,604,523)		364,599,055
OTHER ASSETS LESS LIABILITIES-(3.18)%		(11,236,400)
NET ASSETS-100.00%		$353,362,655

Investment Abbreviations:
ADR-American Depositary Receipt
CDI-CREST Depository Interest
PC-Participation Certificate

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $6,207,666, which represented 1.76% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,393,950	$(3,334,025)	$-	$-	$59,925	$1,597
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,100,171	8,755,393	(9,567,861)	-	-	3,287,703	48,735 *
Invesco Private Prime Fund	10,693,032	22,012,554	(24,142,761)	315	(315)	8,562,825	129,609 *
Total	$14,793,203	$34,161,897	$(37,044,647)	$315	$(315)	$11,910,453	$179,941

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco China Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$76,553,803	$593,199,925	$10,962	$669,764,690
Money Market Funds	135,230	90,365,913	-	90,501,143
Total Investments	$76,689,033	$683,565,838	$10,962	$760,265,833
Invesco Dorsey Wright Developed Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$34,833,393	$151,659,119	$-	$186,492,512
Money Market Funds	-	6,013,184	-	6,013,184
Total Investments	$34,833,393	$157,672,303	$-	$192,505,696
Invesco Dorsey Wright Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,898,537	$93,917,333	$-	$101,815,870
Money Market Funds	-	4,609,132	-	4,609,132
Total Investments	$7,898,537	$98,526,465	$-	$106,425,002
Invesco Global Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$29,592,888	$48,858,930	$-	$78,451,818
Money Market Funds	-	21,979,371	-	21,979,371
Total Investments	$29,592,888	$70,838,301	$-	$100,431,189
Invesco Global Water ETF
Investments in Securities
Common Stocks & Other Equity Interests	$150,286,441	$115,016,054	$-	$265,302,495
Money Market Funds	82,003	19,871,478	-	19,953,481
Total Investments	$150,368,444	$134,887,532	$-	$285,255,976

	Level 1	Level 2	Level 3	Total
Invesco International BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,562,538	$80,222,781	$-	$85,785,319
Money Market Funds	-	3,552,148	-	3,552,148
Total Investments	$5,562,538	$83,774,929	$-	$89,337,467
Invesco MSCI Global Climate 500 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,248,721,615	$497,090,697	$48,609	$1,745,860,921
Money Market Funds	730,587	27,917,441	-	28,648,028
Total Investments	$1,249,452,202	$525,008,138	$48,609	$1,774,508,949
Invesco MSCI Global Timber ETF
Investments in Securities
Common Stocks & Other Equity Interests	$32,787,773	$18,324,795	$0	$51,112,568
Money Market Funds	40,115	12,333,326	-	12,373,441
Total Investments	$32,827,888	$30,658,121	$0	$63,486,009
Invesco MSCI Green Building ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,011,329	$4,463,036	$-	$6,474,365
Money Market Funds	7,861	1,419,558	-	1,427,419
Total Investments	$2,019,190	$5,882,594	$-	$7,901,784
Invesco RAFI Developed Markets ex-U.S. ETF
Investments in Securities
Common Stocks & Other Equity Interests	$185,651,345	$1,575,412,940	$0	$1,761,064,285
Money Market Funds	652,519	133,099,041	-	133,751,560
Total Investments	$186,303,864	$1,708,511,981	$0	$1,894,815,845
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$39,201,483	$351,944,716	$0	$391,146,199
Money Market Funds	-	67,730,947	-	67,730,947
Total Investments	$39,201,483	$419,675,663	$0	$458,877,146
Invesco RAFI Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$169,064,381	$1,047,327,314	$0	$1,216,391,695
Money Market Funds	6,398,194	24,401,124	-	30,799,318
Total Investments	$175,462,575	$1,071,728,438	$0	$1,247,191,013
Invesco S&P Global Water Index ETF
Investments in Securities
Common Stocks & Other Equity Interests	$604,617,189	$297,368,054	$-	$901,985,243
Money Market Funds	437,485	55,893,087	-	56,330,572
Total Investments	$605,054,674	$353,261,141	$-	$958,315,815
Invesco S&P International Developed Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$22,866,725	$329,821,877	$-	$352,688,602
Money Market Funds	59,925	11,850,528	-	11,910,453
Total Investments	$22,926,650	$341,672,405	$-	$364,599,055